UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21667

Fidelity Central Investment Portfolios LLC
 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

245 Summer St.

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	September 30

Date of reporting period:	March 31, 2014

Item 1. Reports to Stockholders

Fidelity® Equity Sector
Central Funds

Consumer Discretionary Central Fund

Consumer Staples Central Fund

Energy Central Fund

Financials Central Fund

Health Care Central Fund

Industrials Central Fund

Information Technology Central Fund

Materials Central Fund

Telecom Services Central Fund

Utilities Central Fund

Semiannual Report

March 31, 2014

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2014 FMR LLC. All rights reserved.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

ESCIP-SANN-0514
1.831586.107

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2013 to March 31, 2014).

Actual Expenses

The first line of the accompanying table for each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each fund provides information about hypothetical account values and hypothetical expenses based on a fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Semiannual Report

	Annualized Expense RatioB	Beginning Account Value October 1, 2013	Ending Account Value March 31, 2014	Expenses Paid During Period* October 1, 2013 to March 31, 2014
Consumer Discretionary	.0039%
Actual		$ 1,000.00	$ 1,092.20	$ .02
HypotheticalA		$ 1,000.00	$ 1,024.91	$ .02
Consumer Staples	.0059%
Actual		$ 1,000.00	$ 1,079.30	$ .03
HypotheticalA		$ 1,000.00	$ 1,024.90	$ .03
Energy	.0041%
Actual		$ 1,000.00	$ 1,063.50	$ .02
HypotheticalA		$ 1,000.00	$ 1,024.91	$ .02
Financials	(.0003) %
Actual		$ 1,000.00	$ 1,129.90	$ .00
HypotheticalA		$ 1,000.00	$ 1,024.93	$ .00
Health Care	.0063%
Actual		$ 1,000.00	$ 1,252.20	$ .04
HypotheticalA		$ 1,000.00	$ 1,024.90	$ .03
Industrials	.0031%
Actual		$ 1,000.00	$ 1,118.10	$ .02
HypotheticalA		$ 1,000.00	$ 1,024.92	$ .02
Information Technology	.0118%
Actual		$ 1,000.00	$ 1,116.30	$ .06
HypotheticalA		$ 1,000.00	$ 1,024.87	$ .06
Materials	.0059%
Actual		$ 1,000.00	$ 1,120.80	$ .03
HypotheticalA		$ 1,000.00	$ 1,024.90	$ .03
Telecom Services	.0074%
Actual		$ 1,000.00	$ 1,071.40	$ .04
HypotheticalA		$ 1,000.00	$ 1,024.89	$ .04
Utilities	.0030%
Actual		$ 1,000.00	$ 1,165.90	$ .02
HypotheticalA		$ 1,000.00	$ 1,024.92	$ .02

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period). The fees and expenses of the underlying Money Market Central Funds in which each Fund invests are not included in each Fund's annualized expense ratio.

Semiannual Report

Fidelity Consumer Discretionary Central Fund

Investment Changes (Unaudited)

Top Ten Stocks as of March 31, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
The Walt Disney Co.	5.4	5.1
McDonald's Corp.	4.2	0.0
Twenty-First Century Fox, Inc. Class A	4.1	4.9
Dollar General Corp.	3.6	3.1
DIRECTV	3.4	2.0
Ross Stores, Inc.	3.2	1.8
Time Warner, Inc.	3.2	3.7
Yum! Brands, Inc.	3.0	2.7
Viacom, Inc. Class B (non-vtg.)	3.0	0.0
Wyndham Worldwide Corp.	2.9	1.5
	36.0
Top Industries (% of fund's net assets)
As of March 31, 2014
Media 26.9%
Specialty Retail 18.9%
Hotels, Restaurants & Leisure 17.3%
Textiles, Apparel & Luxury Goods 12.6%
Multiline Retail 9.1%
All Others* 15.2%

As of September 30, 2013
Specialty Retail 31.1%
Media 26.0%
Textiles, Apparel & Luxury Goods 10.9%
Hotels, Restaurants & Leisure 9.1%
Internet & Catalog Retail 5.6%
All Others* 17.3%

* Includes short-term investments and net other assets (liabilities).
Prior period industry classifications reflect the categories in place as of the date indicated and have not been adjusted to reflect current industry classifications.

Semiannual Report

Fidelity Consumer Discretionary Central Fund

Investments March 31, 2014 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.2%
	Shares	Value
AUTO COMPONENTS - 1.7%
Auto Parts & Equipment - 1.7%
Delphi Automotive PLC	362,573	$ 24,604,204
COMMERCIAL SERVICES & SUPPLIES - 2.5%
Diversified Support Services - 2.5%
KAR Auction Services, Inc.	1,154,920	35,051,822
HOTELS, RESTAURANTS & LEISURE - 17.3%
Hotels, Resorts & Cruise Lines - 3.7%
Marriott International, Inc. Class A	218,600	12,245,972
Wyndham Worldwide Corp.	565,538	41,414,348
		53,660,320
Restaurants - 13.6%
Bloomin' Brands, Inc. (a)	582,144	14,029,670
Burger King Worldwide, Inc. (d)	926,224	24,591,247
McDonald's Corp.	609,200	59,719,876
Panera Bread Co. Class A (a)	46,200	8,152,914
Starbucks Corp.	249,738	18,325,774
Texas Roadhouse, Inc. Class A	1,000,204	26,085,320
Yum! Brands, Inc.	579,748	43,707,202
		194,612,003
TOTAL HOTELS, RESTAURANTS & LEISURE		248,272,323
HOUSEHOLD DURABLES - 4.1%
Homebuilding - 2.6%
NVR, Inc. (a)	31,600	36,245,200
Housewares & Specialties - 1.5%
Jarden Corp. (a)	363,713	21,760,949
TOTAL HOUSEHOLD DURABLES		58,006,149
INTERNET & CATALOG RETAIL - 3.7%
Internet Retail - 3.7%
Liberty Interactive Corp. Series A (a)	934,641	26,983,086
priceline.com, Inc. (a)	22,221	26,484,988
		53,468,074
INTERNET SOFTWARE & SERVICES - 0.6%
Internet Software & Services - 0.6%
eBay, Inc. (a)	144,900	8,004,276
Common Stocks - continued
	Shares	Value
LEISURE PRODUCTS - 0.8%
Leisure Products - 0.8%
Smith & Wesson Holding Corp. (a)	821,300	$ 12,007,406
MEDIA - 26.9%
Broadcasting - 1.9%
Liberty Media Corp. Class A (a)	126,300	16,511,199
LIN Media LLC Class A (a)	389,949	10,333,649
		26,844,848
Cable & Satellite - 7.7%
DIRECTV (a)	640,625	48,956,563
DISH Network Corp. Class A (a)	186,063	11,574,979
Liberty Global PLC:
Class A (a)	797,167	33,162,147
Class C	417,567	16,999,153
		110,692,842
Movies & Entertainment - 17.3%
The Madison Square Garden Co. Class A (a)	398,571	22,630,861
The Walt Disney Co.	964,005	77,187,877
Time Warner, Inc.	706,316	46,143,624
Twenty-First Century Fox, Inc. Class A	1,839,414	58,806,066
Viacom, Inc. Class B (non-vtg.)	508,376	43,206,876
		247,975,304
TOTAL MEDIA		385,512,994
MULTILINE RETAIL - 9.1%
General Merchandise Stores - 9.1%
Dollar General Corp. (a)	924,639	51,298,972
Dollar Tree, Inc. (a)	758,374	39,571,955
Target Corp.	650,564	39,365,628
		130,236,555
SPECIALTY RETAIL - 18.9%
Apparel Retail - 8.6%
Abercrombie & Fitch Co. Class A	206,172	7,937,622
Foot Locker, Inc.	787,248	36,984,911
Ross Stores, Inc.	645,352	46,174,936
TJX Companies, Inc.	531,810	32,254,277
		123,351,746
Automotive Retail - 0.5%
O'Reilly Automotive, Inc. (a)	51,438	7,632,885
Common Stocks - continued
	Shares	Value
SPECIALTY RETAIL - CONTINUED
Home Improvement Retail - 2.5%
Lowe's Companies, Inc.	738,771	$ 36,125,902
Homefurnishing Retail - 1.7%
Williams-Sonoma, Inc.	354,050	23,593,892
Specialty Stores - 5.6%
Cabela's, Inc. Class A (a)	479,009	31,379,880
Dick's Sporting Goods, Inc.	261,282	14,268,610
Hibbett Sports, Inc. (a)	7,200	380,736
PetSmart, Inc. (d)	313,860	21,621,815
Sally Beauty Holdings, Inc. (a)	297,674	8,156,268
Ulta Salon, Cosmetics & Fragrance, Inc. (a)	40,700	3,967,436
		79,774,745
TOTAL SPECIALTY RETAIL		270,479,170
TEXTILES, APPAREL & LUXURY GOODS - 12.6%
Apparel, Accessories & Luxury Goods - 9.3%
Fossil Group, Inc. (a)	176,658	20,600,089
PVH Corp.	307,409	38,355,421
Ralph Lauren Corp.	171,687	27,629,589
Swatch Group AG (Bearer) (Reg.)	209,139	24,248,343
VF Corp.	364,960	22,583,725
		133,417,167
Footwear - 3.3%
NIKE, Inc. Class B	401,193	29,632,115
Wolverine World Wide, Inc. (d)	591,793	16,895,690
		46,527,805
TOTAL TEXTILES, APPAREL & LUXURY GOODS		179,944,972
TOTAL COMMON STOCKS (Cost $1,156,572,894)		1,405,587,945
Money Market Funds - 2.6%
	Shares	Value
Fidelity Cash Central Fund, 0.10% (b)	3,384,699	$ 3,384,699
Fidelity Securities Lending Cash Central Fund, 0.09% (b)(c)	33,655,803	33,655,803
TOTAL MONEY MARKET FUNDS (Cost $37,040,502)		37,040,502
TOTAL INVESTMENT PORTFOLIO - 100.8% (Cost $1,193,613,396)		1,442,628,447
NET OTHER ASSETS (LIABILITIES) - (0.8)%		(11,301,397)
NET ASSETS - 100%		$ 1,431,327,050
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 8,389
Fidelity Securities Lending Cash Central Fund	2,890
Total	$ 11,279
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Consumer Discretionary Central Fund

Financial Statements

Statement of Assets and Liabilities

	March 31, 2014 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $33,274,385) - See accompanying schedule: Unaffiliated issuers (cost $1,156,572,894)	$ 1,405,587,945
Fidelity Central Funds (cost $37,040,502)	37,040,502
Total Investments (cost $1,193,613,396)		$ 1,442,628,447
Receivable for investments sold		16,796,427
Receivable for fund shares sold		10,191,673
Dividends receivable		1,029,519
Distributions receivable from Fidelity Central Funds		3,157
Total assets		1,470,649,223

Liabilities
Payable for investments purchased	$ 5,259,922
Payable for fund shares redeemed	392,275
Other payables and accrued expenses	14,173
Collateral on securities loaned, at value	33,655,803
Total liabilities		39,322,173

Net Assets		$ 1,431,327,050
Net Assets consist of:
Paid in capital		$ 1,182,312,466
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		249,014,584
Net Assets, for 6,709,301 shares outstanding		$ 1,431,327,050
Net Asset Value, offering price and redemption price per share ($1,431,327,050 ÷ 6,709,301 shares)		$ 213.33

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended March 31, 2014 (Unaudited)

Investment Income
Dividends		$ 6,885,559
Income from Fidelity Central Funds (including $2,890 from security lending)		11,279
Total income		6,896,838

Expenses
Custodian fees and expenses	$ 24,271
Independent directors' compensation	2,701
Interest	1,889
Total expenses before reductions	28,861
Expense reductions	(2,715)	26,146
Net investment income (loss)		6,870,692
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	132,423,386
Foreign currency transactions	(3,549)
Total net realized gain (loss)		132,419,837
Change in net unrealized appreciation (depreciation) on: Investment securities	(26,159,928)
Assets and liabilities in foreign currencies	136
Total change in net unrealized appreciation (depreciation)		(26,159,792)
Net gain (loss)		106,260,045
Net increase (decrease) in net assets resulting from operations		$ 113,130,737

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Consumer Discretionary Central Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended March 31, 2014 (Unaudited)	Year ended September 30, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 6,870,692	$ 13,217,991
Net realized gain (loss)	132,419,837	148,398,925
Change in net unrealized appreciation (depreciation)	(26,159,792)	154,214,379
Net increase (decrease) in net assets resulting from operations	113,130,737	315,831,295
Distributions to partners from net investment income	(6,487,807)	(12,855,335)
Affiliated share transactions Proceeds from sales of shares	106,597,227	203,639,695
Reinvestment of distributions	6,487,657	12,855,045
Cost of shares redeemed	(129,086,636)	(92,921,968)
Net increase (decrease) in net assets resulting from share transactions	(16,001,752)	123,572,772
Total increase (decrease) in net assets	90,641,178	426,548,732

Net Assets
Beginning of period	1,340,685,872	914,137,140
End of period	$ 1,431,327,050	$ 1,340,685,872
Other Affiliated Information Shares
Sold	507,020	1,240,547
Issued in reinvestment of distributions	31,091	75,950
Redeemed	(660,100)	(543,040)
Net increase (decrease)	(121,989)	773,457

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended March 31, 2014	Years ended September 30,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 196.26	$ 150.90	$ 114.27	$ 113.46	$ 92.13	$ 92.45
Income from Investment Operations
Net investment income (loss)D	1.06	2.00	1.84	1.65	1.25	1.29
Net realized and unrealized gain (loss)	17.01	45.30	36.60	.74	21.31	(.32)
Total from investment operations	18.07	47.30	38.44	2.39	22.56	.97
Distributions to partners from net investment income	(1.00)	(1.94)	(1.81)	(1.58)	(1.23)	(1.29)
Net asset value, end of period	$ 213.33	$ 196.26	$ 150.90	$ 114.27	$ 113.46	$ 92.13
Total ReturnB,C	9.22%	31.56%	33.79%	1.96%	24.64%	1.38%
Ratios to Average Net AssetsE,H
Expenses before reductions	-%A,G	-%G	-%G	.01%	.01%	-%G
Expenses net of fee waivers, if any	-%A,G	-%G	-%G	.01%	.01%	-%G
Expenses net of all reductions	-%A,G	-%G	-%G	.01%	.01%	-%G
Net investment income (loss)	1.02%A	1.17%	1.32%	1.29%	1.21%	1.73%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,431,327	$ 1,340,686	$ 914,137	$ 606,311	$ 605,022	$ 517,450
Portfolio turnover rateF	175%A	122%I	191%	179%	143%I	91%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DCalculated based on average shares outstanding during the period. EFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. FAmount does not include the portfolio activity of any underlying Fidelity Central Funds. GAmount represents less than .01%. HExpense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund. IPortfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Consumer Staples Central Fund

Investment Changes (Unaudited)

Top Ten Stocks as of March 31, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
British American Tobacco PLC sponsored ADR	13.7	14.5
The Coca-Cola Co.	11.0	12.2
Procter & Gamble Co.	10.3	11.3
CVS Caremark Corp.	8.0	8.2
Altria Group, Inc.	4.9	4.9
Kroger Co.	4.9	4.8
Wal-Mart Stores, Inc.	4.8	3.3
Mead Johnson Nutrition Co. Class A	3.5	1.8
PepsiCo, Inc.	2.7	2.2
Bunge Ltd.	2.5	2.4
	66.3
Top Industries (% of fund's net assets)
As of March 31, 2014
Beverages 25.8%
Tobacco 23.5%
Food & Staples Retailing 19.5%
Food Products 13.4%
Household Products 12.7%
All Others* 5.1%

As of September 30, 2013
Beverages 27.2%
Tobacco 23.8%
Food & Staples Retailing 18.6%
Household Products 13.7%
Food Products 11.7%
All Others* 5.0%

* Includes short-term investments and net other assets (liabilities).
Prior period industry classifications reflect the categories in place as of the date indicated and have not been adjusted to reflect current industry classifications.

Semiannual Report

Fidelity Consumer Staples Central Fund

Investments March 31, 2014 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.2%
	Shares	Value
BEVERAGES - 25.4%
Brewers - 3.8%
Anadolu Efes Biracilik Ve Malt Sanayii A/S	126,728	$ 1,409,602
Anheuser-Busch InBev SA NV	157,453	16,582,214
SABMiller PLC	451,116	22,524,737
		40,516,553
Distillers & Vintners - 6.4%
Diageo PLC sponsored ADR	170,109	21,193,880
Pernod Ricard SA	209,036	24,334,179
Remy Cointreau SA (d)	258,199	20,719,982
Treasury Wine Estates Ltd.	648,417	2,122,737
		68,370,778
Soft Drinks - 15.2%
Coca-Cola Bottling Co. Consolidated	25,343	2,153,648
Coca-Cola Central Japan Co. Ltd.	21,700	544,524
Coca-Cola FEMSA S.A.B. de CV sponsored ADR (d)	26,540	2,800,501
Coca-Cola Icecek A/S	159,435	3,837,408
Embotelladora Andina SA:
ADR	140,939	2,497,439
sponsored ADR	80,758	1,712,070
Fomento Economico Mexicano S.A.B. de CV sponsored ADR	27,213	2,537,340
PepsiCo, Inc.	353,683	29,532,531
The Coca-Cola Co.	3,058,387	118,237,241
		163,852,702
TOTAL BEVERAGES		272,740,033
FOOD & STAPLES RETAILING - 19.5%
Drug Retail - 8.4%
Clicks Group Ltd.	201,160	1,252,473
CVS Caremark Corp.	1,148,191	85,953,578
Drogasil SA	316,300	2,736,434
		89,942,485
Food Distributors - 0.1%
Chefs' Warehouse Holdings (a)	68,000	1,455,200
Food Retail - 5.8%
Fresh Market, Inc. (a)(d)	100,284	3,369,542
Kroger Co.	1,199,725	52,367,996
Sprouts Farmers Market LLC	49,300	1,776,279
Whole Foods Market, Inc.	93,000	4,716,030
		62,229,847
Common Stocks - continued
	Shares	Value
FOOD & STAPLES RETAILING - CONTINUED
Hypermarkets & Super Centers - 5.2%
Costco Wholesale Corp.	36,851	$ 4,115,520
Wal-Mart Stores, Inc.	679,962	51,969,496
		56,085,016
TOTAL FOOD & STAPLES RETAILING		209,712,548
FOOD PRODUCTS - 13.4%
Agricultural Products - 4.7%
Archer Daniels Midland Co.	483,530	20,980,367
Bunge Ltd.	334,199	26,572,162
SLC Agricola SA	344,900	2,673,773
		50,226,302
Packaged Foods & Meats - 8.7%
Annie's, Inc. (a)	72,820	2,926,636
Danone SA	36,069	2,548,180
Keurig Green Mountain, Inc.	152,899	16,144,605
Lindt & Spruengli AG	52	3,061,592
Mead Johnson Nutrition Co. Class A	454,610	37,796,275
Nestle SA	177,817	13,384,225
Orion Corp.	2,815	2,164,977
The Hain Celestial Group, Inc. (a)	31,471	2,878,652
Ulker Biskuvi Sanayi A/S	385,475	2,711,314
Unilever NV (NY Reg.) (d)	231,874	9,534,659
Want Want China Holdings Ltd.	526,000	785,287
		93,936,402
TOTAL FOOD PRODUCTS		144,162,704
HOTELS, RESTAURANTS & LEISURE - 0.2%
Restaurants - 0.2%
ARAMARK Holdings Corp.	91,700	2,651,964
HOUSEHOLD DURABLES - 0.5%
Household Appliances - 0.3%
SodaStream International Ltd. (a)	58,200	2,566,620
Housewares & Specialties - 0.2%
Tupperware Brands Corp.	26,800	2,244,768
TOTAL HOUSEHOLD DURABLES		4,811,388
Common Stocks - continued
	Shares	Value
HOUSEHOLD PRODUCTS - 12.7%
Household Products - 12.7%
Colgate-Palmolive Co.	352,605	$ 22,873,486
Procter & Gamble Co.	1,370,748	110,482,289
Svenska Cellulosa AB (SCA) (B Shares)	84,500	2,487,099
		135,842,874
PERSONAL PRODUCTS - 1.8%
Personal Products - 1.8%
Hengan International Group Co. Ltd.	202,000	2,092,529
Herbalife Ltd.	46,576	2,667,408
L'Oreal SA	38,500	6,348,831
Nu Skin Enterprises, Inc. Class A	99,576	8,249,872
		19,358,640
PHARMACEUTICALS - 0.2%
Pharmaceuticals - 0.2%
Perrigo Co. PLC	15,734	2,433,420
TOBACCO - 23.5%
Tobacco - 23.5%
Altria Group, Inc.	1,413,423	52,904,423
British American Tobacco PLC sponsored ADR (d)	1,323,381	147,464,346
Imperial Tobacco Group PLC	124,840	5,042,917
ITC Ltd.	706,757	4,155,281
Japan Tobacco, Inc.	124,400	3,905,014
Lorillard, Inc.	208,703	11,286,658
Philip Morris International, Inc.	264,044	21,617,282
Souza Cruz SA	583,000	5,292,993
		251,668,914
TOTAL COMMON STOCKS (Cost $730,709,916)		1,043,382,485
Nonconvertible Preferred Stocks - 0.4%

BEVERAGES - 0.4%
Brewers - 0.4%
Ambev SA sponsored ADR (Cost $1,425,211)	509,475	3,775,210
Money Market Funds - 4.8%
	Shares	Value
Fidelity Cash Central Fund, 0.10% (b)	19,610,047	$ 19,610,047
Fidelity Securities Lending Cash Central Fund, 0.09% (b)(c)	32,451,435	32,451,435
TOTAL MONEY MARKET FUNDS (Cost $52,061,482)		52,061,482
TOTAL INVESTMENT PORTFOLIO - 102.4% (Cost $784,196,609)		1,099,219,177
NET OTHER ASSETS (LIABILITIES) - (2.4)%		(26,152,851)
NET ASSETS - 100%		$ 1,073,066,326
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 10,508
Fidelity Securities Lending Cash Central Fund	31,182
Total	$ 41,690
Other Information

The following is a summary of the inputs used, as of March 31, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 1,043,382,485	$ 1,010,867,866	$ 32,514,619	$ -
Nonconvertible Preferred Stocks	3,775,210	3,775,210	-	-
Money Market Funds	52,061,482	52,061,482	-	-
Total Investments in Securities:	$ 1,099,219,177	$ 1,066,704,558	$ 32,514,619	$ -
Distribution of investments by country or territory of incorporation, as a percentage of total net assets, is as follows (Unaudited):
United States of America	64.6%
United Kingdom	18.3%
France	5.0%
Bermuda	2.5%
Belgium	1.6%
Switzerland	1.5%
Brazil	1.4%
Others (Individually Less Than 1%)	5.1%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Consumer Staples Central Fund

Financial Statements

Statement of Assets and Liabilities

	March 31, 2014 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $30,886,715) - See accompanying schedule: Unaffiliated issuers (cost $732,135,127)	$ 1,047,157,695
Fidelity Central Funds (cost $52,061,482)	52,061,482
Total Investments (cost $784,196,609)		$ 1,099,219,177
Receivable for investments sold		4,467,070
Receivable for fund shares sold		306,044
Dividends receivable		7,616,207
Distributions receivable from Fidelity Central Funds		5,843
Total assets		1,111,614,341

Liabilities
Payable for investments purchased	$ 5,780,169
Payable for fund shares redeemed	268,918
Other payables and accrued expenses	47,493
Collateral on securities loaned, at value	32,451,435
Total liabilities		38,548,015

Net Assets		$ 1,073,066,326
Net Assets consist of:
Paid in capital		$ 758,044,033
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		315,022,293
Net Assets, for 5,558,183 shares outstanding		$ 1,073,066,326
Net Asset Value, offering price and redemption price per share ($1,073,066,326 ÷ 5,558,183 shares)		$ 193.06

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended March 31, 2014 (Unaudited)

Investment Income
Dividends		$ 14,428,839
Income from Fidelity Central Funds (including $31,182 from security lending)		41,690
Total income		14,470,529

Expenses
Custodian fees and expenses	$ 28,315
Independent directors' compensation	2,050
Interest	1,531
Total expenses before reductions	31,896
Expense reductions	(2,064)	29,832
Net investment income (loss)		14,440,697
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	33,191,607
Foreign currency transactions	(2,695)
Total net realized gain (loss)		33,188,912
Change in net unrealized appreciation (depreciation) on: Investment securities (net of decrease in deferred foreign taxes of $35,663)	29,136,030
Assets and liabilities in foreign currencies	15,650
Total change in net unrealized appreciation (depreciation)		29,151,680
Net gain (loss)		62,340,592
Net increase (decrease) in net assets resulting from operations		$ 76,781,289

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Consumer Staples Central Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended March 31, 2014 (Unaudited)	Year ended September 30, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 14,440,697	$ 26,668,498
Net realized gain (loss)	33,188,912	64,167,052
Change in net unrealized appreciation (depreciation)	29,151,680	48,381,210
Net increase (decrease) in net assets resulting from operations	76,781,289	139,216,760
Distributions to partners from net investment income	(14,085,819)	(25,851,176)
Affiliated share transactions Proceeds from sales of shares	68,753,523	140,033,645
Reinvestment of distributions	14,085,539	25,850,678
Cost of shares redeemed	(89,002,325)	(142,921,017)
Net increase (decrease) in net assets resulting from share transactions	(6,163,263)	22,963,306
Total increase (decrease) in net assets	56,532,207	136,328,890

Net Assets
Beginning of period	1,016,534,119	880,205,229
End of period	$ 1,073,066,326	$ 1,016,534,119
Other Affiliated Information Shares
Sold	366,764	821,940
Issued in reinvestment of distributions	74,220	146,600
Redeemed	(488,709)	(828,034)
Net increase (decrease)	(47,725)	140,506

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended March 31, 2014	Years ended September 30,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 181.33	$ 161.05	$ 131.58	$ 125.53	$ 114.15	$ 114.98
Income from Investment Operations
Net investment income (loss)D	2.68	4.77	4.33	3.86	3.08	2.72
Net realized and unrealized gain (loss)	11.65	20.13	29.39	6.04	11.26	(.86)
Total from investment operations	14.33	24.90	33.72	9.90	14.34	1.86
Distributions to partners from net investment income	(2.60)	(4.62)	(4.25)	(3.85)	(2.96)	(2.69)
Net asset value, end of period	$ 193.06	$ 181.33	$ 161.05	$ 131.58	$ 125.53	$ 114.15
Total ReturnB,C	7.93%	15.58%	25.90%	7.83%	12.73%	2.03%
Ratios to Average Net AssetsE,H
Expenses before reductions	.01%A	.01%	.01%	.01%	.01%	.02%
Expenses net of fee waivers, if any	.01%A	.01%	-%G	.01%	.01%	.01%
Expenses net of all reductions	.01%A	.01%	-%G	.01%	.01%	.01%
Net investment income (loss)	2.86%A	2.72%	2.91%	2.86%	2.59%	2.77%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,073,066	$ 1,016,534	$ 880,205	$ 647,542	$ 622,888	$ 520,351
Portfolio turnover rateF	42%A	34%I	27%	51%	61%I	91%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DCalculated based on average shares outstanding during the period. EFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. FAmount does not include the portfolio activity of any underlying Fidelity Central Funds. GAmount represents less than .01%. HExpense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund. IPortfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Energy Central Fund

Investment Changes (Unaudited)

Top Ten Stocks as of March 31, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Exxon Mobil Corp.	13.6	12.5
Chevron Corp.	10.8	7.5
EOG Resources, Inc.	7.3	6.2
Anadarko Petroleum Corp.	4.5	4.2
Schlumberger Ltd.	4.2	5.2
ConocoPhillips Co.	3.6	2.5
FMC Technologies, Inc.	3.6	2.7
Valero Energy Corp.	3.4	0.0
Halliburton Co.	3.1	4.8
Noble Energy, Inc.	2.9	2.7
	57.0
Top Industries (% of fund's net assets)
As of March 31, 2014
Oil, Gas & Consumable Fuels 78.2%
Energy Equipment & Services 18.3%
Construction & Engineering 0.2%
All Others* 3.3%

As of September 30, 2013
Oil, Gas & Consumable Fuels 73.8%
Energy Equipment & Services 24.6%
Construction & Engineering 0.2%
All Others* 1.4%

* Includes short-term investments and net other assets (liabilities).
Prior period industry classifications reflect the categories in place as of the date indicated and have not been adjusted to reflect current industry classifications.

Semiannual Report

Fidelity Energy Central Fund

Investments March 31, 2014 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.7%
	Shares	Value
CONSTRUCTION & ENGINEERING - 0.2%
Construction & Engineering - 0.2%
URS Corp.	44,197	$ 2,079,911
ENERGY EQUIPMENT & SERVICES - 18.3%
Oil & Gas Drilling - 2.0%
Ocean Rig UDW, Inc. (United States) (a)	138,465	2,463,292
Odfjell Drilling A/S	802,522	4,597,098
Pacific Drilling SA (a)	292,054	3,177,548
Precision Drilling Corp.	234,700	2,810,880
Vantage Drilling Co. (a)	2,546,546	4,354,594
Xtreme Drilling & Coil Services Corp. (a)	886,700	3,657,487
		21,060,899
Oil & Gas Equipment & Services - 16.3%
Baker Hughes, Inc.	42,031	2,732,856
Cameron International Corp. (a)	171,204	10,575,271
Core Laboratories NV	23,824	4,727,635
Dresser-Rand Group, Inc. (a)	44,000	2,570,040
Dril-Quip, Inc. (a)	63,400	7,107,140
FMC Technologies, Inc. (a)	714,531	37,362,826
Forum Energy Technologies, Inc. (a)	24,870	770,473
Halliburton Co.	551,240	32,462,524
National Oilwell Varco, Inc.	66,830	5,204,052
Oceaneering International, Inc.	234,051	16,818,905
Schlumberger Ltd.	454,557	44,319,308
Total Energy Services, Inc.	70,900	1,237,784
Weatherford International Ltd. (a)	282,519	4,904,530
		170,793,344
TOTAL ENERGY EQUIPMENT & SERVICES		191,854,243
OIL, GAS & CONSUMABLE FUELS - 78.2%
Coal & Consumable Fuels - 1.3%
Peabody Energy Corp.	832,699	13,606,302
Integrated Oil & Gas - 25.3%
Chevron Corp.	957,003	113,797,227
Exxon Mobil Corp.	1,462,860	142,892,159
Hess Corp.	15,723	1,303,122
Imperial Oil Ltd.	167,900	7,818,627
		265,811,135
Oil & Gas Exploration & Production - 38.5%
Anadarko Petroleum Corp.	559,072	47,386,943
Common Stocks - continued
	Shares	Value
OIL, GAS & CONSUMABLE FUELS - CONTINUED
Oil & Gas Exploration & Production - continued
Bankers Petroleum Ltd. (a)	1,094,000	$ 5,324,034
Bonanza Creek Energy, Inc. (a)	100,241	4,450,700
Cabot Oil & Gas Corp.	428,255	14,509,279
Canadian Natural Resources Ltd.	139,200	5,335,056
Chesapeake Energy Corp.	227,200	5,820,864
Cimarex Energy Co.	239,321	28,505,524
ConocoPhillips Co.	531,886	37,418,180
Continental Resources, Inc. (a)(d)	128,077	15,916,129
EOG Resources, Inc.	392,754	77,046,552
EQT Corp.	241,441	23,412,534
Evolution Petroleum Corp.	85,332	1,086,276
Gulfport Energy Corp. (a)	70,020	4,984,024
Halcon Resources Corp. (a)(e)	400,000	1,732,000
Kodiak Oil & Gas Corp. (a)	827,285	10,043,240
Laredo Petroleum Holdings, Inc. (a)	131,282	3,394,953
Noble Energy, Inc.	431,294	30,639,126
Northern Oil & Gas, Inc. (a)	274,746	4,016,787
PDC Energy, Inc. (a)	165,727	10,318,163
Peyto Exploration & Development Corp.	160,900	5,489,957
Pioneer Natural Resources Co.	120,561	22,561,786
Rex Energy Corp. (a)	12,121	226,784
Sanchez Energy Corp. (a)(d)	139,000	4,118,570
SM Energy Co.	11,465	817,340
Southwestern Energy Co. (a)	573,397	26,381,996
Stone Energy Corp. (a)	65,100	2,732,247
Synergy Resources Corp. (a)	161,741	1,738,716
TAG Oil Ltd. (a)	602,642	1,651,746
Whiting Petroleum Corp. (a)	94,666	6,568,874
		403,628,380
Oil & Gas Refining & Marketing - 6.7%
Alon U.S.A. Partners LP	14,834	247,134
CVR Refining, LP	47,031	1,094,882
Marathon Petroleum Corp.	103,693	9,025,439
Phillips 66 Co.	276,816	21,331,441
Valero Energy Corp.	679,205	36,065,786
World Fuel Services Corp.	57,025	2,514,803
		70,279,485
Oil & Gas Storage & Transport - 6.4%
Access Midstream Partners LP	217,580	12,521,729
Cheniere Energy, Inc. (a)	161,400	8,933,490
Common Stocks - continued
	Shares	Value
OIL, GAS & CONSUMABLE FUELS - CONTINUED
Oil & Gas Storage & Transport - continued
EnLink Midstream LLC	19,202	$ 651,716
Magellan Midstream Partners LP	44,691	3,116,750
Markwest Energy Partners LP	69,055	4,510,673
MPLX LP	123,183	6,034,735
ONEOK, Inc.	48,200	2,855,850
Phillips 66 Partners LP	133,123	6,465,784
Plains GP Holdings LP Class A	68,600	1,919,428
SemGroup Corp. Class A	32,500	2,134,600
Targa Resources Corp.	50,708	5,033,276
The Williams Companies, Inc.	275,904	11,196,184
Valero Energy Partners LP	50,359	1,993,713
		67,367,928
TOTAL OIL, GAS & CONSUMABLE FUELS		820,693,230
TOTAL COMMON STOCKS (Cost $825,461,393)		1,014,627,384
Money Market Funds - 5.8%

Fidelity Cash Central Fund, 0.10% (b)	42,872,756	42,872,756
Fidelity Securities Lending Cash Central Fund, 0.09% (b)(c)	18,081,075	18,081,075
TOTAL MONEY MARKET FUNDS (Cost $60,953,831)		60,953,831
TOTAL INVESTMENT PORTFOLIO - 102.5% (Cost $886,415,224)		1,075,581,215
NET OTHER ASSETS (LIABILITIES) - (2.5)%		(25,961,183)
NET ASSETS - 100%		$ 1,049,620,032
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $1,732,000 or 0.2% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost
Halcon Resources Corp.	3/1/12	$ 3,600,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 11,019
Fidelity Securities Lending Cash Central Fund	28,841
Total	$ 39,860
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Distribution of investments by country or territory of incorporation, as a percentage of total net assets, is as follows (Unaudited):
United States of America	89.3%
Canada	4.3%
Curacao	4.2%
Others (Individually Less Than 1%)	2.2%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Energy Central Fund

Financial Statements

Statement of Assets and Liabilities

	March 31, 2014 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $17,524,622) - See accompanying schedule: Unaffiliated issuers (cost $825,461,393)	$ 1,014,627,384
Fidelity Central Funds (cost $60,953,831)	60,953,831
Total Investments (cost $886,415,224)		$ 1,075,581,215
Cash		38,152
Receivable for investments sold		8,433,924
Receivable for fund shares sold		304,205
Dividends receivable		356,564
Distributions receivable from Fidelity Central Funds		8,645
Total assets		1,084,722,705

Liabilities
Payable for investments purchased	$ 16,750,610
Payable for fund shares redeemed	261,623
Other payables and accrued expenses	9,365
Collateral on securities loaned, at value	18,081,075
Total liabilities		35,102,673

Net Assets		$ 1,049,620,032
Net Assets consist of:
Paid in capital		$ 860,455,283
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		189,164,749
Net Assets, for 6,859,678 shares outstanding		$ 1,049,620,032
Net Asset Value, offering price and redemption price per share ($1,049,620,032 ÷ 6,859,678 shares)		$ 153.01

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended March 31, 2014 (Unaudited)

Investment Income
Dividends		$ 6,937,764
Income from Fidelity Central Funds (including $28,841 from security lending)		39,860
Total income		6,977,624

Expenses
Custodian fees and expenses	$ 18,302
Independent directors' compensation	2,045
Interest	2,047
Total expenses before reductions	22,394
Expense reductions	(2,045)	20,349
Net investment income (loss)		6,957,275
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	56,701,355
Foreign currency transactions	53,723
Total net realized gain (loss)		56,755,078
Change in net unrealized appreciation (depreciation) on: Investment securities	(2,248,418)
Assets and liabilities in foreign currencies	(14,760)
Total change in net unrealized appreciation (depreciation)		(2,263,178)
Net gain (loss)		54,491,900
Net increase (decrease) in net assets resulting from operations		$ 61,449,175

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Energy Central Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended March 31, 2014 (Unaudited)	Year ended September 30, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 6,957,275	$ 17,106,434
Net realized gain (loss)	56,755,078	71,921,991
Change in net unrealized appreciation (depreciation)	(2,263,178)	88,385,835
Net increase (decrease) in net assets resulting from operations	61,449,175	177,414,260
Distributions to partners from net investment income	(6,917,491)	(16,356,732)
Affiliated share transactions Proceeds from sales of shares	69,974,188	137,880,130
Reinvestment of distributions	6,917,351	16,356,441
Cost of shares redeemed	(137,197,095)	(166,118,905)
Net increase (decrease) in net assets resulting from share transactions	(60,305,556)	(11,882,334)
Total increase (decrease) in net assets	(5,773,872)	149,175,194

Net Assets
Beginning of period	1,055,393,904	906,218,710
End of period	$ 1,049,620,032	$ 1,055,393,904
Other Affiliated Information Shares
Sold	474,903	1,072,210
Issued in reinvestment of distributions	46,818	125,439
Redeemed	(946,117)	(1,232,191)
Net increase (decrease)	(424,396)	(34,542)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended March 31, 2014	Years ended September 30,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 144.89	$ 123.82	$ 100.57	$ 99.35	$ 99.12	$ 110.48
Income from Investment Operations
Net investment income (loss)D	1.03	2.25	2.15	1.93	1.25	.92
Net realized and unrealized gain (loss)	8.13	20.98	23.15	1.20	.17	(11.37)
Total from investment operations	9.16	23.23	25.30	3.13	1.42	(10.45)
Distributions to partners from net investment income	(1.04)	(2.16)	(2.05)	(1.91)	(1.19)	(.91)
Net asset value, end of period	$ 153.01	$ 144.89	$ 123.82	$ 100.57	$ 99.35	$ 99.12
Total ReturnB,C	6.35%	18.97%	25.27%	2.76%	1.49%	(9.19)%
Ratios to Average Net AssetsE,H
Expenses before reductions	-%A,G	-%G	-%G	-%G	-%G	.01%
Expenses net of fee waivers, if any	-%A,G	-%G	-%G	-%G	-%G	.01%
Expenses net of all reductions	-%A,G	-%G	-%G	-%G	-%G	.01%
Net investment income (loss)	1.40%A	1.72%	1.81%	1.52%	1.26%	1.18%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,049,620	$ 1,055,394	$ 906,219	$ 662,061	$ 615,662	$ 575,938
Portfolio turnover rateF	114%A	93%I	98%	102%	106%I	156%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DCalculated based on average shares outstanding during the period. EFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. FAmount does not include the portfolio activity of any underlying Fidelity Central Funds. GAmount represents less than .01%. HExpense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund. IPortfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Financials Central Fund

Investment Changes (Unaudited)

Top Ten Stocks as of March 31, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Bank of America Corp.	5.6	5.1
JPMorgan Chase & Co.	5.2	5.0
U.S. Bancorp	4.8	4.7
Citigroup, Inc.	4.4	5.0
Wells Fargo & Co.	3.9	4.0
Capital One Financial Corp.	3.8	4.1
Berkshire Hathaway, Inc. Class B	3.5	1.3
American Tower Corp.	3.3	3.2
Simon Property Group, Inc.	2.7	2.4
MetLife, Inc.	2.7	2.6
	39.9
Top Industries (% of fund's net assets)
As of March 31, 2014
Banks 30.1%
Insurance 14.3%
Capital Markets 13.9%
Real Estate Investment Trusts 11.2%
Diversified Financial Services 8.7%
All Others* 21.8%

As of September 30, 2013
Diversified Financial Services 20.4%
Commercial Banks 18.9%
Insurance 18.9%
Capital Markets 13.3%
Real Estate Investment Trusts 10.2%
All Others* 18.3%

* Includes short-term investments and net other assets (liabilities).
Prior period industry classifications reflect the categories in place as of the date indicated and have not been adjusted to reflect current industry classifications.

Semiannual Report

Fidelity Financials Central Fund

Investments March 31, 2014 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.1%
	Shares	Value
BANKS - 30.1%
Diversified Banks - 23.9%
Bank of America Corp.	7,261,137	$ 124,891,556
Citigroup, Inc.	2,050,000	97,580,000
JPMorgan Chase & Co.	1,900,000	115,349,000
U.S. Bancorp	2,500,000	107,150,000
Wells Fargo & Co.	1,750,000	87,045,000
		532,015,556
Regional Banks - 6.2%
BB&T Corp.	950,000	38,161,500
CoBiz, Inc.	737,900	8,500,608
Commerce Bancshares, Inc.	450,000	20,889,000
Fifth Third Bancorp	1,400,000	32,130,000
M&T Bank Corp. (d)	200,000	24,260,000
Popular, Inc. (a)	450,000	13,945,500
		137,886,608
TOTAL BANKS		669,902,164
CAPITAL MARKETS - 13.9%
Asset Management & Custody Banks - 10.9%
Affiliated Managers Group, Inc. (a)	150,000	30,007,500
Ameriprise Financial, Inc.	275,000	30,269,250
BlackRock, Inc. Class A	75,000	23,586,000
Franklin Resources, Inc.	800,000	43,344,000
Invesco Ltd.	1,500,000	55,500,000
Oaktree Capital Group LLC Class A	400,000	23,264,000
The Blackstone Group LP	1,100,000	36,575,000
		242,545,750
Investment Banking & Brokerage - 3.0%
E*TRADE Financial Corp. (a)	1,000,000	23,020,000
FXCM, Inc. Class A (d)	750,000	11,077,500
Raymond James Financial, Inc.	600,000	33,558,000
		67,655,500
TOTAL CAPITAL MARKETS		310,201,250
CONSUMER FINANCE - 6.1%
Consumer Finance - 6.1%
Capital One Financial Corp.	1,100,000	84,876,000
Common Stocks - continued
	Shares	Value
CONSUMER FINANCE - CONTINUED
Consumer Finance - continued
SLM Corp.	1,400,000	$ 34,272,000
Springleaf Holdings, Inc.	700,000	17,605,000
		136,753,000
DIVERSIFIED CONSUMER SERVICES - 1.0%
Specialized Consumer Services - 1.0%
H&R Block, Inc.	750,000	22,642,500
DIVERSIFIED FINANCIAL SERVICES - 8.7%
Multi-Sector Holdings - 3.5%
Berkshire Hathaway, Inc. Class B (a)	625,000	78,106,250
Specialized Finance - 5.2%
IntercontinentalExchange Group, Inc.	260,000	51,435,800
McGraw Hill Financial, Inc.	550,000	41,965,000
MSCI, Inc. Class A (a)	400,000	17,208,000
TPG Specialty Lending, Inc.	240,900	3,998,940
		114,607,740
TOTAL DIVERSIFIED FINANCIAL SERVICES		192,713,990
HEALTH CARE PROVIDERS & SERVICES - 0.6%
Health Care Facilities - 0.6%
Brookdale Senior Living, Inc. (a)	400,000	13,404,000
INSURANCE - 14.3%
Insurance Brokers - 2.8%
Brown & Brown, Inc.	750,000	23,070,000
Marsh & McLennan Companies, Inc.	800,000	39,440,000
		62,510,000
Life & Health Insurance - 4.0%
MetLife, Inc.	1,150,000	60,720,000
Prudential PLC	650,000	13,763,397
Torchmark Corp.	200,000	15,740,000
		90,223,397
Property & Casualty Insurance - 6.3%
Allstate Corp.	750,000	42,435,000
Fidelity National Financial, Inc. Class A	1,000,000	31,440,000
The Travelers Companies, Inc.	600,000	51,060,000
XL Group PLC Class A	500,000	15,625,000
		140,560,000
Common Stocks - continued
	Shares	Value
INSURANCE - CONTINUED
Reinsurance - 1.2%
Everest Re Group Ltd.	170,000	$ 26,018,500
TOTAL INSURANCE		319,311,897
INTERNET SOFTWARE & SERVICES - 1.5%
Internet Software & Services - 1.5%
eBay, Inc. (a)	400,000	22,096,000
Equinix, Inc. (a)	60,000	11,090,400
		33,186,400
IT SERVICES - 5.2%
Data Processing & Outsourced Services - 5.2%
EVERTEC, Inc.	750,000	18,525,000
Fiserv, Inc. (a)	600,000	34,014,000
FleetCor Technologies, Inc. (a)	180,000	20,718,000
The Western Union Co.	1,000,000	16,360,000
Visa, Inc. Class A	125,000	26,982,500
		116,599,500
REAL ESTATE INVESTMENT TRUSTS - 11.2%
Mortgage REITs - 3.2%
Blackstone Mortgage Trust, Inc.	500,000	14,375,000
NorthStar Realty Finance Corp.	1,000,000	16,140,000
Redwood Trust, Inc. (d)	800,000	16,224,000
Starwood Property Trust, Inc.	1,000,000	23,590,000
		70,329,000
Residential REITs - 1.9%
Essex Property Trust, Inc.	150,000	25,507,500
Starwood Waypoint Residential (a)	600,000	17,274,000
		42,781,500
Retail REITs - 2.8%
CBL & Associates Properties, Inc.	100,000	1,775,000
Simon Property Group, Inc.	375,000	61,500,000
		63,275,000
Specialized REITs - 3.3%
American Tower Corp.	900,000	73,683,000
TOTAL REAL ESTATE INVESTMENT TRUSTS		250,068,500
Common Stocks - continued
	Shares	Value
REAL ESTATE MANAGEMENT & DEVELOPMENT - 3.3%
Real Estate Operating Companies - 0.5%
Global Logistic Properties Ltd.	5,000,000	$ 10,533,429
Real Estate Services - 2.8%
Altisource Portfolio Solutions SA	160,000	19,465,600
CBRE Group, Inc. (a)	1,550,000	42,516,500
		61,982,100
TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT		72,515,529
THRIFTS & MORTGAGE FINANCE - 1.2%
Thrifts & Mortgage Finance - 1.2%
MGIC Investment Corp. (a)	700,000	5,964,000
Ocwen Financial Corp. (a)	400,000	15,672,000
Radian Group, Inc.	277,700	4,173,831
Washington Mutual, Inc. (a)	155,200	2
		25,809,833
TOTAL COMMON STOCKS (Cost $1,828,456,785)		2,163,108,563
Money Market Funds - 3.7%

Fidelity Cash Central Fund, 0.10% (b)	47,199,837	47,199,837
Fidelity Securities Lending Cash Central Fund, 0.09% (b)(c)	34,832,275	34,832,275
TOTAL MONEY MARKET FUNDS (Cost $82,032,112)		82,032,112
TOTAL INVESTMENT PORTFOLIO - 100.8% (Cost $1,910,488,897)		2,245,140,675
NET OTHER ASSETS (LIABILITIES) - (0.8)%		(17,915,745)
NET ASSETS - 100%		$ 2,227,224,930
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 18,769
Fidelity Securities Lending Cash Central Fund	61,974
Total	$ 80,743
Other Information

The following is a summary of the inputs used, as of March 31, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 2,163,108,563	$ 2,149,345,164	$ 13,763,397	$ 2
Money Market Funds	82,032,112	82,032,112	-	-
Total Investments in Securities:	$ 2,245,140,675	$ 2,231,377,276	$ 13,763,397	$ 2

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Financials Central Fund

Financial Statements

Statement of Assets and Liabilities

	March 31, 2014 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $34,248,944) - See accompanying schedule: Unaffiliated issuers (cost $1,828,456,785)	$ 2,163,108,563
Fidelity Central Funds (cost $82,032,112)	82,032,112
Total Investments (cost $1,910,488,897)		$ 2,245,140,675
Cash		35,580
Receivable for investments sold		2,601,242
Receivable for fund shares sold		15,692,351
Dividends receivable		2,737,857
Distributions receivable from Fidelity Central Funds		9,681
Total assets		2,266,217,386

Liabilities
Payable for investments purchased	$ 3,556,177
Payable for fund shares redeemed	594,159
Other payables and accrued expenses	9,845
Collateral on securities loaned, at value	34,832,275
Total liabilities		38,992,456

Net Assets		$ 2,227,224,930
Net Assets consist of:
Paid in capital		$ 1,892,543,324
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		334,681,606
Net Assets, for 27,274,378 shares outstanding		$ 2,227,224,930
Net Asset Value, offering price and redemption price per share ($2,227,224,930 ÷ 27,274,378 shares)		$ 81.66

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended March 31, 2014 (Unaudited)

Investment Income
Dividends		$ 19,937,221
Interest		8
Income from Fidelity Central Funds (including $61,974 from security lending)		80,743
Total income		20,017,972

Expenses
Custodian fees and expenses	$ (5,099)
Independent directors' compensation	4,052
Interest	2,315
Total expenses before reductions	1,268
Expense reductions	(4,060)	(2,792)
Net investment income (loss)		20,020,764
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	23,557,358
Foreign currency transactions	(7,045)
Total net realized gain (loss)		23,550,313
Change in net unrealized appreciation (depreciation) on: Investment securities	196,421,155
Assets and liabilities in foreign currencies	7,439
Total change in net unrealized appreciation (depreciation)		196,428,594
Net gain (loss)		219,978,907
Net increase (decrease) in net assets resulting from operations		$ 239,999,671

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Financials Central Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended March 31, 2014 (Unaudited)	Year ended September 30, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 20,020,764	$ 41,851,584
Net realized gain (loss)	23,550,313	296,092,694
Change in net unrealized appreciation (depreciation)	196,428,594	67,513,359
Net increase (decrease) in net assets resulting from operations	239,999,671	405,457,637
Distributions to partners from net investment income	(16,294,882)	(34,904,618)
Affiliated share transactions Proceeds from sales of shares	174,713,349	304,783,087
Reinvestment of distributions	16,294,723	34,904,275
Cost of shares redeemed	(143,765,995)	(154,661,432)
Net increase (decrease) in net assets resulting from share transactions	47,242,077	185,025,930
Total increase (decrease) in net assets	270,946,866	555,578,949

Net Assets
Beginning of period	1,956,278,064	1,400,699,115
End of period	$ 2,227,224,930	$ 1,956,278,064
Other Affiliated Information Shares
Sold	2,183,490	4,622,616
Issued in reinvestment of distributions	206,725	525,706
Redeemed	(1,969,199)	(2,297,121)
Net increase (decrease)	421,016	2,851,201

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended March 31, 2014	Years ended September 30,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 72.85	$ 58.36	$ 44.37	$ 55.72	$ 58.19	$ 65.86
Income from Investment Operations
Net investment income (loss)D	.77	1.63	1.07	.72	.56	1.34
Net realized and unrealized gain (loss)	8.67	14.22	13.82	(11.50)	(2.49)	(7.75)
Total from investment operations	9.44	15.85	14.89	(10.78)	(1.93)	(6.41)
Distributions to partners from net investment income	(.63)	(1.36)	(.90)	(.57)	(.54)	(1.26)
Net asset value, end of period	$ 81.66	$ 72.85	$ 58.36	$ 44.37	$ 55.72	$ 58.19
Total ReturnB,C	12.99%	27.41%	33.71%	(19.52)%	(3.34)%	(9.08)%
Ratios to Average Net AssetsE,H
Expenses before reductions	-%A,G	.01%	.01%	.01%	.01%	.01%
Expenses net of fee waivers, if any	-%A,G	.01%	.01%	.01%	.01%	.01%
Expenses net of all reductions	-%A,G	.01%	.01%	.01%	.01%	.01%
Net investment income (loss)	1.97%A	2.44%	1.97%	1.26%	.96%	2.91%
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,227,225	$ 1,956,278	$ 1,400,699	$ 916,015	$ 1,046,429	$ 772,043
Portfolio turnover rateF	51%A	249%I	383%	325%	271%I	308%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DCalculated based on average shares outstanding during the period. EFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. FAmount does not include the portfolio activity of any underlying Fidelity Central Funds. GAmount represents less than .01%. HExpense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund. IPortfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Health Care Central Fund

Investment Changes (Unaudited)

Top Ten Stocks as of March 31, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Actavis PLC	6.2	4.6
Alexion Pharmaceuticals, Inc.	4.7	3.3
Biogen Idec, Inc.	4.5	4.3
Gilead Sciences, Inc.	4.2	7.1
McKesson Corp.	4.2	3.3
Boston Scientific Corp.	3.8	3.9
Bristol-Myers Squibb Co.	3.5	0.2
Merck & Co., Inc.	3.5	2.2
Illumina, Inc.	3.1	2.6
Amgen, Inc.	2.9	6.0
	40.6
Top Industries (% of fund's net assets)
As of March 31, 2014
Pharmaceuticals 28.1%
Biotechnology 27.1%
Health Care Equipment & Supplies 15.5%
Health Care Providers & Services 12.9%
Life Sciences Tools & Services 7.9%
All Others* 8.5%

As of September 30, 2013
Biotechnology 32.8%
Pharmaceuticals 26.2%
Health Care Providers & Services 15.5%
Health Care Equipment & Supplies 13.3%
Health Care Technology 5.2%
All Others* 7.0%

* Includes short-term investments and net other assets (liabilities).
Prior period industry classifications reflect the categories in place as of the date indicated and have not been adjusted to reflect current industry classifications.

Semiannual Report

Fidelity Health Care Central Fund

Investments March 31, 2014 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.3%
	Shares	Value
BIOTECHNOLOGY - 27.1%
Biotechnology - 27.1%
Actelion Ltd.	65,487	$ 6,200,172
Aegerion Pharmaceuticals, Inc. (a)	98,412	4,538,761
Alexion Pharmaceuticals, Inc. (a)	494,861	75,283,204
Alnylam Pharmaceuticals, Inc. (a)	24,900	1,671,786
Amgen, Inc.	376,196	46,400,015
Array BioPharma, Inc. (a)	769,700	3,617,590
Arrowhead Research Corp. (a)	219,900	3,610,758
BioCryst Pharmaceuticals, Inc. (a)	299,300	3,166,594
Biogen Idec, Inc. (a)	236,461	72,326,326
Celldex Therapeutics, Inc. (a)	66,300	1,171,521
Cubist Pharmaceuticals, Inc. (a)	209,690	15,338,824
Discovery Laboratories, Inc. (a)(d)	1,256,986	2,702,520
Genomic Health, Inc. (a)	206,219	5,431,808
Gilead Sciences, Inc. (a)	962,182	68,180,217
Grifols SA ADR	391,169	16,155,280
Innate Pharma SA (a)(d)	294,700	3,637,701
Insmed, Inc. (a)	269,228	5,126,101
Intercept Pharmaceuticals, Inc. (a)	57,800	19,061,862
InterMune, Inc. (a)	566,900	18,974,143
Kamada (a)	250,000	3,616,250
Kindred Biosciences, Inc.	192,400	3,565,172
Medivation, Inc. (a)	133,800	8,612,706
Myriad Genetics, Inc. (a)(d)	74,600	2,550,574
Neurocrine Biosciences, Inc. (a)	511,100	8,228,710
NewLink Genetics Corp. (a)(d)	77,018	2,187,311
NPS Pharmaceuticals, Inc. (a)	121,741	3,643,708
Pharmacyclics, Inc. (a)	46,693	4,679,572
PTC Therapeutics, Inc. (a)	109,600	2,864,944
Puma Biotechnology, Inc. (a)	71,500	7,446,010
Rigel Pharmaceuticals, Inc. (a)	290,135	1,125,724
Ultragenyx Pharmaceutical, Inc.	15,009	733,790
Vanda Pharmaceuticals, Inc. (a)(d)	484,300	7,869,875
Vertex Pharmaceuticals, Inc. (a)	60,100	4,250,272
ZIOPHARM Oncology, Inc. (a)(d)	549,800	2,518,084
		436,487,885
DIVERSIFIED CONSUMER SERVICES - 0.3%
Specialized Consumer Services - 0.3%
Carriage Services, Inc. (d)	233,700	4,262,688
Common Stocks - continued
	Shares	Value
HEALTH CARE EQUIPMENT & SUPPLIES - 15.5%
Health Care Equipment - 13.9%
Accuray, Inc. (a)	267,900	$ 2,571,840
Boston Scientific Corp. (a)	4,496,400	60,791,328
Cardiovascular Systems, Inc. (a)	122,117	3,882,099
CONMED Corp.	267,897	11,640,125
Covidien PLC	113,546	8,363,798
Edwards Lifesciences Corp. (a)	332,642	24,672,057
HeartWare International, Inc. (a)	107,459	10,077,505
Intuitive Surgical, Inc. (a)	76,970	33,712,090
Lumenis Ltd. Class B	141,200	1,592,736
Masimo Corp. (a)	467,283	12,761,499
NxStage Medical, Inc. (a)	299,100	3,810,534
ResMed, Inc. (d)	178,700	7,986,103
Smith & Nephew PLC sponsored ADR	136,132	10,411,375
Steris Corp.	257,017	12,272,562
Stryker Corp.	38,500	3,136,595
Volcano Corp. (a)	494,800	9,752,508
Zeltiq Aesthetics, Inc. (a)	329,871	6,468,770
		223,903,524
Health Care Supplies - 1.6%
Derma Sciences, Inc. (a)	274,930	3,486,112
Endologix, Inc. (a)	54,500	701,415
The Cooper Companies, Inc.	161,228	22,146,278
		26,333,805
TOTAL HEALTH CARE EQUIPMENT & SUPPLIES		250,237,329
HEALTH CARE PROVIDERS & SERVICES - 12.9%
Health Care Distributors & Services - 4.9%
Amplifon SpA (d)	803,843	5,415,256
EBOS Group Ltd.	639,635	5,689,849
McKesson Corp.	384,855	67,953,847
		79,058,952
Health Care Facilities - 2.3%
Emeritus Corp. (a)	329,900	10,372,056
NMC Health PLC	455,500	3,831,107
Ramsay Health Care Ltd.	93,280	4,163,624
Surgical Care Affiliates, Inc.	178,676	5,494,287
Universal Health Services, Inc. Class B	165,773	13,604,990
		37,466,064
Common Stocks - continued
	Shares	Value
HEALTH CARE PROVIDERS & SERVICES - CONTINUED
Health Care Services - 1.8%
Air Methods Corp. (a)	206,172	$ 11,015,770
MEDNAX, Inc. (a)	274,858	17,035,699
		28,051,469
Managed Health Care - 3.9%
Cigna Corp.	274,900	23,017,377
Humana, Inc.	197,915	22,308,979
UnitedHealth Group, Inc.	219,869	18,027,059
		63,353,415
TOTAL HEALTH CARE PROVIDERS & SERVICES		207,929,900
HEALTH CARE TECHNOLOGY - 3.9%
Health Care Technology - 3.9%
Castlight Health, Inc.	700,500	13,378,149
Castlight Health, Inc. Class B (a)	6,900	146,418
Cerner Corp. (a)	670,063	37,691,044
HealthStream, Inc. (a)	126,458	3,376,429
Medidata Solutions, Inc. (a)	162,200	8,813,948
		63,405,988
INDUSTRIAL CONGLOMERATES - 1.5%
Industrial Conglomerates - 1.5%
Danaher Corp.	329,830	24,737,250
LIFE SCIENCES TOOLS & SERVICES - 7.9%
Life Sciences Tools & Services - 7.9%
Agilent Technologies, Inc.	651,100	36,409,512
Bruker BioSciences Corp. (a)	302,400	6,891,696
Illumina, Inc. (a)(d)	340,848	50,670,464
Thermo Fisher Scientific, Inc.	274,909	33,055,058
		127,026,730
PHARMACEUTICALS - 28.1%
Pharmaceuticals - 28.1%
AbbVie, Inc.	247,373	12,714,972
Actavis PLC (a)	489,307	100,723,846
Aratana Therapeutics, Inc. (e)	196,710	3,285,844
Auxilium Pharmaceuticals, Inc. (a)	233,700	6,351,966
Bristol-Myers Squibb Co.	1,099,597	57,124,064
Dechra Pharmaceuticals PLC	503,800	5,610,600
Impax Laboratories, Inc. (a)	157,579	4,163,237
Common Stocks - continued
	Shares	Value
PHARMACEUTICALS - CONTINUED
Pharmaceuticals - continued
Jazz Pharmaceuticals PLC (a)	54,932	$ 7,617,970
Merck & Co., Inc.	989,637	56,181,692
Mylan, Inc. (a)	78,938	3,854,543
Orexo AB (a)(d)	238,956	4,845,723
Pacira Pharmaceuticals, Inc. (a)	77,000	5,389,230
Perrigo Co. PLC	225,427	34,864,540
Prestige Brands Holdings, Inc. (a)	346,867	9,452,126
Salix Pharmaceuticals Ltd. (a)	316,116	32,752,779
Shire PLC sponsored ADR	171,813	25,519,385
Teva Pharmaceutical Industries Ltd. sponsored ADR	778,417	41,131,554
The Medicines Company (a)	489,298	13,905,849
TherapeuticsMD, Inc. (a)	714,750	4,510,073
UCB SA	105,800	8,471,302
Valeant Pharmaceuticals International (Canada) (a)	109,958	14,466,116
		452,937,411
PROFESSIONAL SERVICES - 1.1%
Human Resource & Employment Services - 1.1%
Towers Watson & Co.	100,171	11,424,503
WageWorks, Inc. (a)	106,723	5,988,228
		17,412,731
TOTAL COMMON STOCKS (Cost $1,128,418,753)		1,584,437,912
Money Market Funds - 5.5%
	Shares	Value
Fidelity Cash Central Fund, 0.10% (b)	38,370,823	$ 38,370,823
Fidelity Securities Lending Cash Central Fund, 0.09% (b)(c)	50,241,586	50,241,586
TOTAL MONEY MARKET FUNDS (Cost $88,612,409)		88,612,409
TOTAL INVESTMENT PORTFOLIO - 103.8% (Cost $1,217,031,162)		1,673,050,321
NET OTHER ASSETS (LIABILITIES) - (3.8)%		(61,641,969)
NET ASSETS - 100%		$ 1,611,408,352
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $3,285,844 or 0.2% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost
Aratana Therapeutics, Inc.	10/14/13	$ 3,147,360
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 3,710
Fidelity Securities Lending Cash Central Fund	121,314
Total	$ 125,024
Other Information

The following is a summary of the inputs used, as of March 31, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 1,584,437,912	$ 1,567,773,919	$ 16,663,993	$ -
Money Market Funds	88,612,409	88,612,409	-	-
Total Investments in Securities:	$ 1,673,050,321	$ 1,656,386,328	$ 16,663,993	$ -
Distribution of investments by country or territory of incorporation, as a percentage of total net assets, is as follows (Unaudited):
United States of America	80.6%
Ireland	9.4%
Israel	2.9%
Bailiwick of Jersey	1.6%
United Kingdom	1.2%
Spain	1.0%
Others (Individually Less Than 1%)	3.3%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Health Care Central Fund

Financial Statements

Statement of Assets and Liabilities

	March 31, 2014 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $50,841,074) - See accompanying schedule: Unaffiliated issuers (cost $1,128,418,753)	$ 1,584,437,912
Fidelity Central Funds (cost $88,612,409)	88,612,409
Total Investments (cost $1,217,031,162)		$ 1,673,050,321
Receivable for investments sold		17,994,880
Receivable for fund shares sold		18,817,677
Dividends receivable		1,277,707
Distributions receivable from Fidelity Central Funds		25,329
Total assets		1,711,165,914

Liabilities
Payable for investments purchased	$ 49,078,781
Payable for fund shares redeemed	410,855
Other payables and accrued expenses	26,340
Collateral on securities loaned, at value	50,241,586
Total liabilities		99,757,562

Net Assets		$ 1,611,408,352
Net Assets consist of:
Paid in capital		$ 1,155,356,489
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		456,051,863
Net Assets, for 5,798,896 shares outstanding		$ 1,611,408,352
Net Asset Value, offering price and redemption price per share ($1,611,408,352 ÷ 5,798,896 shares)		$ 277.88

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended March 31, 2014 (Unaudited)

Investment Income
Dividends		$ 3,468,588
Income from Fidelity Central Funds (including $121,314 from security lending)		125,024
Total income		3,593,612

Expenses
Custodian fees and expenses	$ 43,325
Independent directors' compensation	2,957
Interest	3,714
Total expenses before reductions	49,996
Expense reductions	(2,957)	47,039
Net investment income (loss)		3,546,573
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	278,647,308
Foreign currency transactions	(12,622)
Total net realized gain (loss)		278,634,686
Change in net unrealized appreciation (depreciation) on: Investment securities	42,304,488
Assets and liabilities in foreign currencies	5,100
Total change in net unrealized appreciation (depreciation)		42,309,588
Net gain (loss)		320,944,274
Net increase (decrease) in net assets resulting from operations		$ 324,490,847

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Health Care Central Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended March 31, 2014 (Unaudited)	Year ended September 30, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 3,546,573	$ 11,482,777
Net realized gain (loss)	278,634,686	186,813,112
Change in net unrealized appreciation (depreciation)	42,309,588	206,142,601
Net increase (decrease) in net assets resulting from operations	324,490,847	404,438,490
Distributions to partners from net investment income	(3,405,213)	(11,048,318)
Affiliated share transactions Proceeds from sales of shares	73,523,324	190,847,365
Reinvestment of distributions	3,405,144	11,048,125
Cost of shares redeemed	(202,296,615)	(223,856,928)
Net increase (decrease) in net assets resulting from share transactions	(125,368,147)	(21,961,438)
Total increase (decrease) in net assets	195,717,487	371,428,734

Net Assets
Beginning of period	1,415,690,865	1,044,262,131
End of period	$ 1,611,408,352	$ 1,415,690,865
Other Affiliated Information Shares
Sold	281,531	1,079,291
Issued in reinvestment of distributions	12,941	60,111
Redeemed	(860,518)	(1,156,081)
Net increase (decrease)	(566,046)	(16,679)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended March 31, 2014	Years ended September 30,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 222.42	$ 163.64	$ 123.15	$ 112.31	$ 101.00	$ 99.61
Income from Investment Operations
Net investment income (loss)D	.61	1.73	1.63	.79H	1.06I	1.15
Net realized and unrealized gain (loss)	55.44	58.70	40.46	10.97	11.10	1.39
Total from investment operations	56.05	60.43	42.09	11.76	12.16	2.54
Distributions to partners from net investment income	(.59)	(1.65)	(1.60)	(.92)	(.85)	(1.15)
Net asset value, end of period	$ 277.88	$ 222.42	$ 163.64	$ 123.15	$ 112.31	$ 101.00
Total ReturnB,C	25.22%	37.14%	34.34%	10.44%	12.08%	2.81%
Ratios to Average Net AssetsE,J
Expenses before reductions	.01%A	.01%	.01%	.01%	.01%	.01%
Expenses net of fee waivers, if any	.01%A	.01%	-%G	.01%	.01%	.01%
Expenses net of all reductions	.01%A	.01%	-%G	.01%	.01%	.01%
Net investment income (loss)	.48%A	.93%	1.13%	.60%H	.98%I	1.36%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,611,408	$ 1,415,691	$ 1,044,262	$ 723,841	$ 700,414	$ 671,594
Portfolio turnover rateF	148%A	113%K	120%	138%	104%K	185%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DCalculated based on average shares outstanding during the period. EFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. FAmount does not include the portfolio activity of any underlying Fidelity Central Funds. GAmount represents less than .01%. HInvestment income per share reflects a large, non-recurring dividend which amounted to $.14 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .49%. IInvestment income per share reflects a large, non-recurring dividend which amounted to $.17 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .82%. JExpense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund. KPortfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Industrials Central Fund

Investment Changes (Unaudited)

Top Ten Stocks as of March 31, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
United Technologies Corp.	7.2	7.2
General Electric Co.	5.0	11.8
Danaher Corp.	5.0	5.6
Union Pacific Corp.	4.7	4.3
The Boeing Co.	4.5	0.0
Honeywell International, Inc.	4.2	3.9
Caterpillar, Inc.	3.8	3.5
FedEx Corp.	3.6	0.0
Manitowoc Co., Inc.	2.4	1.7
Cummins, Inc.	2.4	2.4
	42.8
Top Industries (% of fund's net assets)
As of March 31, 2014
Machinery 22.3%
Aerospace & Defense 21.9%
Industrial Conglomerates 10.0%
Electrical Equipment 9.2%
Professional Services 8.5%
All Others* 28.1%

As of September 30, 2013
Machinery 30.7%
Industrial Conglomerates 17.4%
Aerospace & Defense 16.3%
Electrical Equipment 8.1%
Professional Services 7.1%
All Others* 20.4%

* Includes short-term investments and net other assets (liabilities).
Prior period industry classifications reflect the categories in place as of the date indicated and have not been adjusted to reflect current industry classifications.

Semiannual Report

Fidelity Industrials Central Fund

Investments March 31, 2014 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.3%
	Shares	Value
AEROSPACE & DEFENSE - 21.9%
Aerospace & Defense - 21.9%
Alliant Techsystems, Inc.	63,847	$ 9,075,851
Curtiss-Wright Corp.	77,122	4,900,332
General Dynamics Corp.	219,840	23,944,973
Honeywell International, Inc.	593,836	55,084,227
Teledyne Technologies, Inc. (a)	151,696	14,764,572
Textron, Inc.	286,815	11,268,961
The Boeing Co.	467,398	58,653,775
Triumph Group, Inc.	225,559	14,566,600
United Technologies Corp.	802,633	93,779,638
		286,038,929
AIR FREIGHT & LOGISTICS - 3.6%
Air Freight & Logistics - 3.6%
FedEx Corp.	352,630	46,744,633
AIRLINES - 3.0%
Airlines - 3.0%
American Airlines Group, Inc. (a)	517,927	18,956,128
Delta Air Lines, Inc.	591,300	20,488,545
		39,444,673
AUTO COMPONENTS - 1.5%
Auto Parts & Equipment - 1.5%
Johnson Controls, Inc.	412,118	19,501,424
BUILDING PRODUCTS - 2.1%
Building Products - 2.1%
A.O. Smith Corp.	395,808	18,215,084
Aspen Aerogels, Inc. warrants 3/28/23 (a)(e)	7,639,470	76
Lennox International, Inc.	101,743	9,249,456
		27,464,616
COMMERCIAL SERVICES & SUPPLIES - 1.7%
Diversified Support Services - 0.7%
Iron Mountain, Inc.	316,060	8,713,774
Environmental & Facility Services - 1.0%
Waste Connections, Inc.	310,414	13,614,758
TOTAL COMMERCIAL SERVICES & SUPPLIES		22,328,532
Common Stocks - continued
	Shares	Value
CONSTRUCTION & ENGINEERING - 3.9%
Construction & Engineering - 3.9%
EMCOR Group, Inc.	408,975	$ 19,135,940
MasTec, Inc. (a)	339,055	14,728,549
Tutor Perini Corp. (a)	319,840	9,169,813
URS Corp.	178,527	8,401,481
		51,435,783
ELECTRICAL EQUIPMENT - 9.2%
Electrical Components & Equipment - 9.2%
Eaton Corp. PLC	388,597	29,191,407
Emerson Electric Co.	425,121	28,398,083
Generac Holdings, Inc.	250,507	14,772,398
Hubbell, Inc. Class B	204,399	24,501,308
Rockwell Automation, Inc.	182,530	22,734,112
		119,597,308
INDUSTRIAL CONGLOMERATES - 10.0%
Industrial Conglomerates - 10.0%
Danaher Corp.	868,819	65,161,425
General Electric Co.	2,555,611	66,164,769
		131,326,194
MACHINERY - 22.3%
Agricultural & Farm Machinery - 0.9%
Deere & Co.	123,927	11,252,572
Toro Co.	16,771	1,059,759
		12,312,331
Construction Machinery & Heavy Trucks - 10.6%
Caterpillar, Inc.	500,026	49,687,584
Cummins, Inc.	208,657	31,087,806
Manitowoc Co., Inc.	1,008,187	31,707,481
Oshkosh Truck Corp.	154,967	9,122,907
Wabtec Corp.	214,326	16,610,265
		138,216,043
Industrial Machinery - 10.8%
Crane Co.	79,000	5,620,850
Dover Corp.	165,765	13,551,289
GEA Group AG	181,437	8,293,563
Global Brass & Copper Holdings, Inc.	183,843	2,899,204
IDEX Corp.	210,933	15,374,906
ITT Corp.	273,254	11,684,341
Common Stocks - continued
	Shares	Value
MACHINERY - CONTINUED
Industrial Machinery - continued
Mueller Industries, Inc.	107,278	$ 3,217,267
Pall Corp.	203,508	18,207,861
Parker Hannifin Corp.	135,132	16,176,652
Timken Co.	261,051	15,344,578
TriMas Corp. (a)	120,709	4,007,539
Valmont Industries, Inc. (d)	178,734	26,602,769
		140,980,819
TOTAL MACHINERY		291,509,193
OIL, GAS & CONSUMABLE FUELS - 1.0%
Oil & Gas Storage & Transport - 1.0%
Golar LNG Ltd. (NASDAQ)	83,700	3,489,453
Navigator Holdings Ltd. (a)	136,148	3,539,848
Scorpio Tankers, Inc.	615,483	6,136,366
		13,165,667
PROFESSIONAL SERVICES - 8.5%
Human Resource & Employment Services - 2.3%
Towers Watson & Co.	262,531	29,941,661
Research & Consulting Services - 6.2%
CRA International, Inc. (a)	143,900	3,161,483
Dun & Bradstreet Corp.	248,118	24,650,523
Huron Consulting Group, Inc. (a)	159,400	10,102,772
Nielsen Holdings B.V.	578,386	25,813,367
Verisk Analytics, Inc. (a)	291,755	17,493,630
		81,221,775
TOTAL PROFESSIONAL SERVICES		111,163,436
ROAD & RAIL - 6.9%
Railroads - 4.7%
Union Pacific Corp.	329,793	61,888,954
Trucking - 2.2%
J.B. Hunt Transport Services, Inc.	399,450	28,728,444
TOTAL ROAD & RAIL		90,617,398
Common Stocks - continued
	Shares	Value
TRADING COMPANIES & DISTRIBUTORS - 2.7%
Trading Companies & Distributors - 2.7%
Houston Wire & Cable Co.	233,636	$ 3,067,641
W.W. Grainger, Inc.	45,619	11,526,097
WESCO International, Inc. (a)	242,766	20,202,987
		34,796,725
TOTAL COMMON STOCKS (Cost $958,907,781)		1,285,134,511
Convertible Bonds - 0.4%
	Principal Amount
BUILDING PRODUCTS - 0.4%
Building Products - 0.4%
Aspen Aerogels, Inc.:
8% 6/1/14 (e)	$ 1,873,181	1,873,181
8% 12/6/14 (e)	2,641,978	2,641,978
8% 3/28/16 (e)	208,022	208,022
TOTAL CONVERTIBLE BONDS (Cost $4,723,105)		4,723,181
Money Market Funds - 0.9%
	Shares
Fidelity Cash Central Fund, 0.10% (b)	12,412,525	12,412,525
Fidelity Securities Lending Cash Central Fund, 0.09% (b)(c)	74,625	74,625
TOTAL MONEY MARKET FUNDS (Cost $12,487,150)		12,487,150
TOTAL INVESTMENT PORTFOLIO - 99.6% (Cost $976,118,036)		1,302,344,842
NET OTHER ASSETS (LIABILITIES) - 0.4%		4,987,175
NET ASSETS - 100%		$ 1,307,332,017
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $4,723,257 or 0.4% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost
Aspen Aerogels, Inc. warrants 3/28/23	5/6/13	$ 76
Aspen Aerogels, Inc. 8% 6/1/14	6/14/11 - 12/31/13	$ 1,873,181
Aspen Aerogels, Inc. 8% 12/6/14	12/6/11 - 12/31/13	$ 2,641,978
Aspen Aerogels, Inc. 8% 3/28/16	5/6/13 - 12/31/13	$ 207,946
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 6,493
Fidelity Securities Lending Cash Central Fund	6,974
Total	$ 13,467
Other Information

The following is a summary of the inputs used, as of March 31, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 1,285,134,511	$ 1,285,134,435	$ -	$ 76
Convertible Bonds	4,723,181	-	-	4,723,181
Money Market Funds	12,487,150	12,487,150	-	-
Total Investments in Securities:	$ 1,302,344,842	$ 1,297,621,585	$ -	$ 4,723,257

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Industrials Central Fund

Financial Statements

Statement of Assets and Liabilities

	March 31, 2014 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $74,420) - See accompanying schedule: Unaffiliated issuers (cost $963,630,886)	$ 1,289,857,692
Fidelity Central Funds (cost $12,487,150)	12,487,150
Total Investments (cost $976,118,036)		$ 1,302,344,842
Receivable for investments sold		11,313,910
Receivable for fund shares sold		377,982
Dividends receivable		1,659,552
Interest receivable		95,513
Distributions receivable from Fidelity Central Funds		3,628
Total assets		1,315,795,427

Liabilities
Payable for investments purchased	$ 8,026,377
Payable for fund shares redeemed	351,698
Other payables and accrued expenses	10,710
Collateral on securities loaned, at value	74,625
Total liabilities		8,463,410

Net Assets		$ 1,307,332,017
Net Assets consist of:
Paid in capital		$ 981,094,483
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		326,237,534
Net Assets, for 5,940,016 shares outstanding		$ 1,307,332,017
Net Asset Value, offering price and redemption price per share ($1,307,332,017 ÷ 5,940,016 shares)		$ 220.09

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Industrials Central Fund
Financial Statements - continued

Statement of Operations

Six months ended March 31, 2014 (Unaudited)

Investment Income
Dividends		$ 8,490,661
Interest		183,967
Income from Fidelity Central Funds (including $6,974 from security lending)		13,467
Total income		8,688,095

Expenses
Custodian fees and expenses	$ 16,989
Independent directors' compensation	2,468
Interest	2,193
Total expenses before reductions	21,650
Expense reductions	(2,468)	19,182
Net investment income (loss)		8,668,913
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	100,082,303
Foreign currency transactions	(3,793)
Total net realized gain (loss)		100,078,510
Change in net unrealized appreciation (depreciation) on: Investment securities	23,623,510
Assets and liabilities in foreign currencies	1,570
Total change in net unrealized appreciation (depreciation)		23,625,080
Net gain (loss)		123,703,590
Net increase (decrease) in net assets resulting from operations		$ 132,372,503

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended March 31, 2014 (Unaudited)	Year ended September 30, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 8,668,913	$ 18,937,478
Net realized gain (loss)	100,078,510	103,903,557
Change in net unrealized appreciation (depreciation)	23,625,080	171,459,538
Net increase (decrease) in net assets resulting from operations	132,372,503	294,300,573
Distributions to partners from net investment income	(8,788,657)	(18,580,889)
Affiliated share transactions Proceeds from sales of shares	72,451,425	139,013,463
Reinvestment of distributions	8,788,450	18,580,468
Cost of shares redeemed	(95,971,804)	(118,900,259)
Net increase (decrease) in net assets resulting from share transactions	(14,731,929)	38,693,672
Total increase (decrease) in net assets	108,851,917	314,413,356

Net Assets
Beginning of period	1,198,480,100	884,066,744
End of period	$ 1,307,332,017	$ 1,198,480,100
Other Affiliated Information Shares
Sold	337,185	816,331
Issued in reinvestment of distributions	41,007	106,075
Redeemed	(483,635)	(675,386)
Net increase (decrease)	(105,443)	247,020

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended March 31, 2014	Years ended September 30,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 198.24	$ 152.47	$ 117.43	$ 123.67	$ 101.63	$ 105.55
Income from Investment Operations
Net investment income (loss)D	1.50	3.15	2.81	2.21	1.67	1.76
Net realized and unrealized gain (loss)	21.87	45.71	34.95	(6.31)	21.93	(3.98)
Total from investment operations	23.37	48.86	37.76	(4.10)	23.60	(2.22)
Distributions to partners from net investment income	(1.52)	(3.09)	(2.72)	(2.14)	(1.56)	(1.70)
Net asset value, end of period	$ 220.09	$ 198.24	$ 152.47	$ 117.43	$ 123.67	$ 101.63
Total ReturnB,C	11.81%	32.33%	32.29%	(3.60)%	23.36%	(1.60)%
Ratios to Average Net AssetsE,H
Expenses before reductions	-%A,G	-%G	-%G	.01%	.01%	-%G
Expenses net of fee waivers, if any	-%A,G	-%G	-%G	.01%	.01%	-%G
Expenses net of all reductions	-%A,G	-%G	-%G	.01%	.01%	-%G
Net investment income (loss)	1.41%A	1.80%	1.95%	1.56%	1.46%	2.19%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,307,332	$ 1,198,480	$ 884,067	$ 627,769	$ 656,960	$ 601,590
Portfolio turnover rateF	87%A	73%I	85%	105%	105%I	146%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DCalculated based on average shares outstanding during the period. EFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. FAmount does not include the portfolio activity of any underlying Fidelity Central Funds. GAmount represents less than .01%. HExpense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund. IPortfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Information Technology Central Fund

Investment Changes (Unaudited)

Top Ten Stocks as of March 31, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Google, Inc. Class A	10.1	9.3
Apple, Inc.	8.3	5.0
Microsoft Corp.	5.6	0.3
Facebook, Inc. Class A	5.5	1.3
Yahoo!, Inc.	4.9	0.8
Tencent Holdings Ltd.	3.2	1.0
Visa, Inc. Class A	2.7	3.4
Fidelity National Information Services, Inc.	2.4	1.7
Cognizant Technology Solutions Corp. Class A	2.0	0.6
Naver Corp.	1.8	2.0
	46.5
Top Industries (% of fund's net assets)
As of March 31, 2014
Internet Software & Services 30.1%
Software 17.1%
IT Services 11.8%
Technology Hardware, Storage & Peripherals 11.7%
Semiconductors & Semiconductor Equipment 9.2%
All Others* 20.1%

As of September 30, 2013
Internet Software & Services 23.8%
Software 18.6%
Communications Equipment 12.6%
Semiconductors & Semiconductor Equipment 11.3%
IT Services 9.5%
All Others* 24.2%

* Includes short-term investments and net other assets (liabilities).
Prior period industry classifications reflect the categories in place as of the date indicated and have not been adjusted to reflect current industry classifications.

Semiannual Report

Fidelity Information Technology Central Fund

Investments March 31, 2014 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 93.8%
	Shares	Value
AUTOMOBILES - 0.2%
Automobile Manufacturers - 0.2%
Tesla Motors, Inc. (a)	23,135	$ 4,822,491
COMMUNICATIONS EQUIPMENT - 4.9%
Communications Equipment - 4.9%
ADVA Optical Networking SE (a)	545,789	2,494,825
Ciena Corp. (a)(d)	314,933	7,161,576
F5 Networks, Inc. (a)	245,961	26,226,821
Infinera Corp. (a)	256,282	2,327,041
Ixia (a)	373,199	4,664,988
Juniper Networks, Inc. (a)	921,401	23,735,290
Radware Ltd. (a)	469,827	8,306,541
Riverbed Technology, Inc. (a)	734,751	14,481,942
Sandvine Corp. (U.K.) (a)	1,962,200	5,537,824
Sonus Networks, Inc. (a)	1,609,632	5,424,460
Spirent Communications PLC	4,953,700	8,163,588
		108,524,896
CONSTRUCTION MATERIALS - 0.0%
Construction Materials - 0.0%
Universal Cement Corp.	1,310,000	1,314,194
DIVERSIFIED CONSUMER SERVICES - 0.3%
Specialized Consumer Services - 0.3%
LifeLock, Inc. (a)	339,533	5,809,410
ELECTRICAL EQUIPMENT - 0.2%
Electrical Components & Equipment - 0.2%
Acuity Brands, Inc.	16,200	2,147,634
TECO Electric & Machinery Co. Ltd.	1,826,000	2,035,718
		4,183,352
ELECTRONIC EQUIPMENT & COMPONENTS - 4.0%
Electronic Components - 1.3%
Delta Electronics, Inc.	583,000	3,599,179
InvenSense, Inc. (a)(d)	468,535	11,090,223
Ledlink Optics, Inc.	1,315,401	4,272,003
Omron Corp.	155,800	6,430,344
Sapphire Technology Co. Ltd. (a)	22,322	960,041
Tong Hsing Electronics Industries Ltd.	370,000	1,913,636
Yaskawa Electric Corp.	81,000	1,119,866
		29,385,292
Common Stocks - continued
	Shares	Value
ELECTRONIC EQUIPMENT & COMPONENTS - CONTINUED
Electronic Equipment & Instruments - 1.0%
Chroma ATE, Inc.	2,796,188	$ 6,666,226
DynaColor, Inc.	294,000	806,141
FEI Co.	7,100	731,442
PAX Global Technology Ltd. (a)	4,152,000	2,114,407
RealD, Inc. (a)	27,813	310,671
TPK Holding Co. Ltd.	1,844,000	10,929,874
		21,558,761
Electronic Manufacturing Services - 1.4%
AIC, Inc.	68,000	459,995
TE Connectivity Ltd.	243,245	14,645,781
Trimble Navigation Ltd. (a)	375,827	14,608,395
		29,714,171
Technology Distributors - 0.3%
Digital China Holdings Ltd. (H Shares)	7,629,000	7,691,456
TOTAL ELECTRONIC EQUIPMENT & COMPONENTS		88,349,680
HEALTH CARE EQUIPMENT & SUPPLIES - 0.1%
Health Care Equipment - 0.1%
Intai Technology Corp.	298,000	1,722,289
PW Medtech Group Ltd. (a)	2,127,000	946,065
		2,668,354
HEALTH CARE TECHNOLOGY - 0.7%
Health Care Technology - 0.7%
athenahealth, Inc. (a)(d)	32,530	5,212,607
M3, Inc.	576,000	9,453,509
		14,666,116
HOUSEHOLD DURABLES - 0.2%
Consumer Electronics - 0.2%
Skyworth Digital Holdings Ltd.	1,972,000	1,083,056
TCL Multimedia Technology Holdings Ltd. (d)	10,092,000	3,890,296
		4,973,352
INTERNET & CATALOG RETAIL - 1.0%
Internet Retail - 1.0%
Ctrip.com International Ltd. sponsored ADR (a)(d)	249,754	12,592,597
HomeAway, Inc. (a)	26,600	1,002,022
InterPark INT Corp.	5,265	109,512
Common Stocks - continued
	Shares	Value
INTERNET & CATALOG RETAIL - CONTINUED
Internet Retail - continued
priceline.com, Inc. (a)	3,617	$ 4,311,066
TripAdvisor, Inc. (a)	10,240	927,642
Vipshop Holdings Ltd. ADR (a)	19,497	2,910,902
		21,853,741
INTERNET SOFTWARE & SERVICES - 30.1%
Internet Software & Services - 30.1%
58.com, Inc. ADR	4,700	195,661
Angie's List, Inc. (a)(d)	183,236	2,231,814
blinkx PLC (a)(d)	1,245,667	2,336,303
Cornerstone OnDemand, Inc. (a)	59,566	2,851,424
Cvent, Inc.	90,878	3,285,240
DealerTrack Holdings, Inc. (a)	11,530	567,161
Demandware, Inc. (a)	136,120	8,719,847
E2open, Inc. (a)	226,504	5,338,699
eGain Communications Corp. (a)	125,850	888,501
Facebook, Inc. Class A (a)	1,995,963	120,236,811
Google, Inc. Class A (a)	197,473	220,085,630
IAC/InterActiveCorp	91,525	6,533,970
Marketo, Inc.	30,100	983,367
Move, Inc. (a)	788,104	9,110,482
Naver Corp.	55,398	40,264,849
NIC, Inc.	113,724	2,196,010
Qihoo 360 Technology Co. Ltd. ADR (a)	92,800	9,241,024
Rackspace Hosting, Inc. (a)	77,826	2,554,249
SciQuest, Inc. (a)	95,019	2,566,938
SINA Corp. (a)	83,885	5,067,493
TelecityGroup PLC	72,700	845,989
Tencent Holdings Ltd.	1,010,400	70,277,935
Textura Corp. (d)	309,104	7,792,512
Vocus, Inc. (a)	181,955	2,425,460
Web.com Group, Inc. (a)	251,816	8,569,298
Yahoo!, Inc. (a)	2,999,376	107,677,598
Yelp, Inc. (a)	2,633	202,557
Youku Tudou, Inc. ADR (a)(d)	375,500	10,529,020
YY, Inc. ADR (a)	71,068	5,426,752
		659,002,594
IT SERVICES - 11.8%
Data Processing & Outsourced Services - 9.4%
Addcn Technology Co. Ltd.	15,000	206,880
Common Stocks - continued
	Shares	Value
IT SERVICES - CONTINUED
Data Processing & Outsourced Services - continued
Automatic Data Processing, Inc.	56,254	$ 4,346,184
Computer Sciences Corp.	214,700	13,058,054
DST Systems, Inc.	23,852	2,260,931
Euronet Worldwide, Inc. (a)	59,164	2,460,631
EVERTEC, Inc.	238,798	5,898,311
Fidelity National Information Services, Inc.	991,037	52,970,928
Fiserv, Inc. (a)	194,967	11,052,679
MasterCard, Inc. Class A	365,113	27,273,941
NETELLER PLC (a)	736,447	4,419,963
QIWI PLC Class B sponsored ADR	63,000	2,182,950
Total System Services, Inc.	659,648	20,059,896
Visa, Inc. Class A	274,530	59,260,046
		205,451,394
IT Consulting & Other Services - 2.4%
Anite Group PLC	530,100	700,377
Cognizant Technology Solutions Corp. Class A (a)	876,894	44,379,605
EPAM Systems, Inc. (a)	182,334	5,998,789
Unisys Corp. (a)	48,000	1,462,080
Virtusa Corp. (a)	36,100	1,209,711
		53,750,562
TOTAL IT SERVICES		259,201,956
LEISURE PRODUCTS - 0.2%
Leisure Products - 0.2%
Namco Bandai Holdings, Inc.	125,000	2,958,630
Sega Sammy Holdings, Inc.	69,300	1,552,309
		4,510,939
LIFE SCIENCES TOOLS & SERVICES - 0.4%
Life Sciences Tools & Services - 0.4%
WuXi PharmaTech Cayman, Inc. sponsored ADR (a)	239,604	8,831,803
MACHINERY - 0.2%
Industrial Machinery - 0.2%
King Slide Works Co. Ltd.	263,000	3,584,106
Common Stocks - continued
	Shares	Value
MEDIA - 0.6%
Broadcasting - 0.6%
CJ E&M Corp. (a)	75,025	$ 3,145,709
Fuji Media Holdings, Inc.	472,900	8,682,318
		11,828,027
Movies & Entertainment - 0.0%
IMAX Corp. (a)	700	19,131
Publishing - 0.0%
NEXT Co. Ltd.	89,700	695,248
TOTAL MEDIA		12,542,406
PROFESSIONAL SERVICES - 0.6%
Research & Consulting Services - 0.6%
ICF International, Inc. (a)	85,100	3,387,831
Verisk Analytics, Inc. (a)	159,932	9,589,523
		12,977,354
REAL ESTATE MANAGEMENT & DEVELOPMENT - 0.3%
Real Estate Operating Companies - 0.3%
Global Logistic Properties Ltd.	2,992,000	6,303,204
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 9.2%
Semiconductor Equipment - 2.9%
Aixtron AG (a)(d)	279,129	4,573,785
Daqo New Energy Corp. ADR (a)	32,036	1,372,102
GCL-Poly Energy Holdings Ltd. (a)	80,359,000	29,008,599
Giga Solar Materials Corp.	10,000	217,716
GT Advanced Technologies, Inc. (a)(d)	175,163	2,986,529
Nanometrics, Inc. (a)	103,200	1,854,504
Rubicon Technology, Inc. (a)(d)	795,932	8,986,072
SMA Solar Technology AG	22,764	1,207,392
Tessera Technologies, Inc.	485,366	11,469,199
Veeco Instruments, Inc. (a)	61,961	2,598,025
		64,273,923
Semiconductors - 6.3%
Altera Corp.	437,853	15,867,793
Broadcom Corp. Class A	169,784	5,344,800
Cavium, Inc. (a)	106,512	4,657,770
Cree, Inc. (a)	192,537	10,889,893
Crystalwise Technology, Inc. (a)	110,275	132,174
Cypress Semiconductor Corp.	344,370	3,536,680
Common Stocks - continued
	Shares	Value
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - CONTINUED
Semiconductors - continued
EPISTAR Corp.	855,000	$ 2,052,393
Freescale Semiconductor, Inc. (a)	226,591	5,531,086
Genesis Photonics, Inc. (a)	1,429,000	1,135,598
Inphi Corp. (a)	105,150	1,691,864
Intermolecular, Inc. (a)	782,834	2,191,935
Intersil Corp. Class A	93,217	1,204,364
Lextar Electronics Corp.	489,000	529,907
Marvell Technology Group Ltd.	414,865	6,534,124
Melexis NV	79,070	3,060,955
Mellanox Technologies Ltd. (a)(d)	189,822	7,427,735
Monolithic Power Systems, Inc. (a)	74,151	2,874,834
NXP Semiconductors NV (a)	146,611	8,622,193
On-Bright Electronics, Inc.	409,000	4,499,302
Radiant Opto-Electronics Corp.	556,000	2,245,727
RDA Microelectronics, Inc. sponsored ADR	281,950	5,055,364
RF Micro Devices, Inc. (a)	1,127,631	8,885,732
Seoul Semiconductor Co. Ltd.	373,875	15,904,340
Silergy Corp.	297,000	2,969,756
Silicon Laboratories, Inc. (a)	73,200	3,824,700
Xilinx, Inc.	180,954	9,820,374
YoungTek Electronics Corp.	77,755	167,243
		136,658,636
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT		200,932,559
SOFTWARE - 17.1%
Application Software - 7.1%
Adobe Systems, Inc. (a)	406,107	26,697,474
ANSYS, Inc. (a)	54,711	4,213,841
Aspen Technology, Inc. (a)	196,680	8,331,365
BroadSoft, Inc. (a)	132,287	3,536,032
Citrix Systems, Inc. (a)	458,278	26,318,906
Concur Technologies, Inc. (a)	32,195	3,189,559
Descartes Systems Group, Inc. (a)	458,300	6,405,007
Guidewire Software, Inc. (a)	128,094	6,283,011
Interactive Intelligence Group, Inc. (a)	14,150	1,025,875
Intuit, Inc.	27,277	2,120,241
Jive Software, Inc. (a)(d)	96,356	771,812
Kingdee International Software Group Co. Ltd. (a)	23,405,600	8,962,113
Linx SA	196,500	3,863,316
Manhattan Associates, Inc. (a)	36,000	1,261,080
Common Stocks - continued
	Shares	Value
SOFTWARE - CONTINUED
Application Software - continued
MicroStrategy, Inc. Class A (a)	52,786	$ 6,090,977
PROS Holdings, Inc. (a)	20,167	635,462
Qlik Technologies, Inc. (a)	220,899	5,873,704
salesforce.com, Inc. (a)	557,769	31,843,032
SolarWinds, Inc. (a)	6,131	261,365
Solera Holdings, Inc.	4,267	270,272
Splunk, Inc. (a)	29,197	2,087,294
TIBCO Software, Inc. (a)	104,531	2,124,070
Ultimate Software Group, Inc. (a)	17,700	2,424,900
Workday, Inc. Class A (a)	21,959	2,007,711
		156,598,419
Home Entertainment Software - 2.3%
Activision Blizzard, Inc.	540,840	11,054,770
Electronic Arts, Inc. (a)	333,100	9,663,231
GAMEVIL, Inc. (a)	34,209	2,174,804
Kingsoft Corp. Ltd.	143,000	563,224
Nintendo Co. Ltd.	83,100	9,933,747
Nintendo Co. Ltd. ADR	608,000	9,053,120
WeMade Entertainment Co. Ltd. (a)	154,938	6,954,676
		49,397,572
Systems Software - 7.7%
Allot Communications Ltd. (a)	511,609	6,886,257
Exact Holdings NV	126,500	4,805,570
Fleetmatics Group PLC (a)	256,776	8,589,157
Infoblox, Inc. (a)	85,900	1,723,154
Microsoft Corp.	2,983,343	122,287,230
NetSuite, Inc. (a)	80,339	7,618,547
Red Hat, Inc. (a)	171,140	9,066,997
ServiceNow, Inc. (a)	121,555	7,283,576
		168,260,488
TOTAL SOFTWARE		374,256,479
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS - 11.7%
Technology Hardware, Storage & Peripherals - 11.7%
Apple, Inc.	338,410	181,638,183
BlackBerry Ltd. (a)(d)	116,814	943,857
Cray, Inc. (a)	290,578	10,844,371
EMC Corp.	778,921	21,350,225
Hewlett-Packard Co.	645,100	20,875,436
Common Stocks - continued
	Shares	Value
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS - CONTINUED
Technology Hardware, Storage & Peripherals - continued
Lenovo Group Ltd.	4,410,000	$ 4,872,520
Lite-On Technology Corp.	753,000	1,122,607
NCR Corp. (a)	254,772	9,311,917
Silicon Graphics International Corp. (a)	409,976	5,034,505
		255,993,621
TOTAL COMMON STOCKS (Cost $1,681,559,697)		2,055,302,607
Money Market Funds - 7.3%

Fidelity Cash Central Fund, 0.10% (b)	99,258,820	99,258,820
Fidelity Securities Lending Cash Central Fund, 0.09% (b)(c)	60,284,984	60,284,984
TOTAL MONEY MARKET FUNDS (Cost $159,543,804)		159,543,804
TOTAL INVESTMENT PORTFOLIO - 101.1% (Cost $1,841,103,501)		2,214,846,411
NET OTHER ASSETS (LIABILITIES) - (1.1)%		(24,679,127)
NET ASSETS - 100%		$ 2,190,167,284
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 23,961
Fidelity Securities Lending Cash Central Fund	436,600
Total	$ 460,561
Other Information

The following is a summary of the inputs used, as of March 31, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 2,055,302,607	$ 2,040,795,075	$ 14,507,532	$ -
Money Market Funds	159,543,804	159,543,804	-	-
Total Investments in Securities:	$ 2,214,846,411	$ 2,200,338,879	$ 14,507,532	$ -
Distribution of investments by country or territory of incorporation, as a percentage of total net assets, is as follows (Unaudited):
United States of America	78.1%
Cayman Islands	8.4%
Korea (South)	3.1%
Japan	2.2%
Taiwan	1.7%
Bermuda	1.0%
Israel	1.0%
Others (Individually Less Than 1%)	4.5%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Information Technology Central Fund

Financial Statements

Statement of Assets and Liabilities

	March 31, 2014 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $59,655,455) - See accompanying schedule: Unaffiliated issuers (cost $1,681,559,697)	$ 2,055,302,607
Fidelity Central Funds (cost $159,543,804)	159,543,804
Total Investments (cost $1,841,103,501)		$ 2,214,846,411
Cash		94,462
Foreign currency held at value (cost $289,296)		289,338
Receivable for investments sold		74,940,539
Receivable for fund shares sold		26,807,140
Dividends receivable		822,071
Distributions receivable from Fidelity Central Funds		101,820
Total assets		2,317,901,781

Liabilities
Payable for investments purchased	$ 66,825,065
Payable for fund shares redeemed	548,906
Other payables and accrued expenses	75,542
Collateral on securities loaned, at value	60,284,984
Total liabilities		127,734,497

Net Assets		$ 2,190,167,284
Net Assets consist of:
Paid in capital		$ 1,816,449,243
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		373,718,041
Net Assets, for 8,839,833 shares outstanding		$ 2,190,167,284
Net Asset Value, offering price and redemption price per share ($2,190,167,284 ÷ 8,839,833 shares)		$ 247.76

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Information Technology Central Fund
Financial Statements - continued

Statement of Operations

Six months ended March 31, 2014 (Unaudited)

Investment Income
Dividends		$ 5,470,372
Interest		31
Income from Fidelity Central Funds (including $436,600 from security lending)		460,561
Total income		5,930,964

Expenses
Custodian fees and expenses	$ 120,839
Independent directors' compensation	4,149
Interest	1,814
Total expenses before reductions	126,802
Expense reductions	(4,158)	122,644
Net investment income (loss)		5,808,320
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	269,653,016
Foreign currency transactions	(8,907)
Total net realized gain (loss)		269,644,109
Change in net unrealized appreciation (depreciation) on: Investment securities	(51,180,834)
Assets and liabilities in foreign currencies	(9,249)
Total change in net unrealized appreciation (depreciation)		(51,190,083)
Net gain (loss)		218,454,026
Net increase (decrease) in net assets resulting from operations		$ 224,262,346

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended March 31, 2014 (Unaudited)	Year ended September 30, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 5,808,320	$ 15,931,616
Net realized gain (loss)	269,644,109	227,625,091
Change in net unrealized appreciation (depreciation)	(51,190,083)	55,667,565
Net increase (decrease) in net assets resulting from operations	224,262,346	299,224,272
Distributions to partners from net investment income	(5,224,743)	(14,619,205)
Affiliated share transactions Proceeds from sales of shares	154,394,834	238,329,770
Reinvestment of distributions	5,224,661	14,618,981
Cost of shares redeemed	(174,314,087)	(183,706,801)
Net increase (decrease) in net assets resulting from share transactions	(14,694,592)	69,241,950
Total increase (decrease) in net assets	204,343,011	353,847,017

Net Assets
Beginning of period	1,985,824,273	1,631,977,256
End of period	$ 2,190,167,284	$ 1,985,824,273
Other Affiliated Information Shares
Sold	642,468	1,237,669
Issued in reinvestment of distributions	21,707	73,260
Redeemed	(749,280)	(929,781)
Net increase (decrease)	(85,105)	381,148

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended March 31, 2014	Years ended September 30,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 222.50	$ 191.01	$ 150.22	$ 153.23	$ 122.94	$ 98.21
Income from Investment Operations
Net investment income (loss)D	.67	1.80	1.20	.72	.59	.77
Net realized and unrealized gain (loss)	25.19	31.33	40.67	(3.04)	30.27	24.72
Total from investment operations	25.86	33.13	41.87	(2.32)	30.86	25.49
Distributions to partners from net investment income	(.60)	(1.64)	(1.08)	(.69)	(.57)	(.76)
Net asset value, end of period	$ 247.76	$ 222.50	$ 191.01	$ 150.22	$ 153.23	$ 122.94
Total ReturnB,C	11.63%	17.45%	27.92%	(1.58)%	25.16%	26.30%
Ratios to Average Net AssetsE,G
Expenses before reductions	.01%A	.01%	.01%	.01%	.01%	.01%
Expenses net of fee waivers, if any	.01%A	.01%	.01%	.01%	.01%	.01%
Expenses net of all reductions	.01%A	.01%	.01%	.01%	.01%	.01%
Net investment income (loss)	.56%A	.92%	.68%	.41%	.43%	.89%
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,190,167	$ 1,985,824	$ 1,631,977	$ 1,114,087	$ 1,002,770	$ 1,005,322
Portfolio turnover rateF	204%A	157%H	195%	188%	128%H	216%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DCalculated based on average shares outstanding during the period. EFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. FAmount does not include the portfolio activity of any underlying Fidelity Central Funds. GExpense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund. HPortfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Materials Central Fund

Investment Changes (Unaudited)

Top Ten Stocks as of March 31, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Monsanto Co.	9.4	9.8
LyondellBasell Industries NV Class A	6.9	6.0
Praxair, Inc.	5.6	5.7
FMC Corp.	5.3	5.2
Eastman Chemical Co.	4.8	4.4
CF Industries Holdings, Inc.	4.5	2.3
Vulcan Materials Co.	3.7	3.0
Rock-Tenn Co. Class A	3.5	2.7
W.R. Grace & Co.	3.1	2.9
International Paper Co.	3.0	3.6
	49.8
Top Industries (% of fund's net assets)
As of March 31, 2014
Chemicals 69.7%
Containers & Packaging 9.7%
Metals & Mining 6.8%
Construction Materials 5.6%
Paper & Forest Products 4.1%
All Others* 4.1%

As of September 30, 2013
Chemicals 68.6%
Containers & Packaging 9.7%
Metals & Mining 9.3%
Construction Materials 4.8%
Paper & Forest Products 4.4%
All Others* 3.2%

* Includes short-term investments and net other assets (liabilities).
Prior period industry classifications reflect the categories in place as of the date indicated and have not been adjusted to reflect current industry classifications.

Semiannual Report

Fidelity Materials Central Fund

Investments March 31, 2014 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.1%
	Shares	Value
BUILDING PRODUCTS - 0.0%
Building Products - 0.0%
Aspen Aerogels, Inc. warrants 3/28/23 (a)(e)	2,629,730	$ 26
CHEMICALS - 69.7%
Commodity Chemicals - 12.4%
Axiall Corp.	266,970	11,992,292
Cabot Corp.	214,335	12,658,625
LyondellBasell Industries NV Class A	354,930	31,567,474
Methanex Corp.	16,000	1,023,826
		57,242,217
Diversified Chemicals - 10.9%
Eastman Chemical Co.	252,989	21,810,182
FMC Corp.	320,529	24,539,700
Olin Corp. (d)	133,597	3,688,613
		50,038,495
Fertilizers & Agricultural Chemicals - 17.4%
CF Industries Holdings, Inc.	79,638	20,756,848
Intrepid Potash, Inc. (a)(d)	156,515	2,419,722
Monsanto Co.	378,334	43,043,059
Potash Corp. of Saskatchewan, Inc. (d)	382,500	13,836,431
		80,056,060
Industrial Gases - 7.4%
Airgas, Inc.	76,303	8,127,033
Praxair, Inc.	196,000	25,670,120
		33,797,153
Specialty Chemicals - 21.6%
Ashland, Inc.	29,337	2,918,445
Celanese Corp. Class A	110,833	6,152,340
Chemtura Corp. (a)	140,570	3,555,015
Cytec Industries, Inc.	68,318	6,668,520
Ecolab, Inc.	112,048	12,100,064
Ferro Corp. (a)	46,200	631,092
H.B. Fuller Co.	51,921	2,506,746
Innospec, Inc.	38,350	1,734,571
NewMarket Corp.	18,995	7,422,866
PPG Industries, Inc.	51,850	10,030,901
Royal DSM NV	54,381	3,732,039
RPM International, Inc.	90,989	3,806,980
Sherwin-Williams Co.	66,239	13,057,694
Common Stocks - continued
	Shares	Value
CHEMICALS - CONTINUED
Specialty Chemicals - continued
Sigma Aldrich Corp.	116,891	$ 10,915,282
W.R. Grace & Co. (a)	142,996	14,180,913
		99,413,468
TOTAL CHEMICALS		320,547,393
CONSTRUCTION MATERIALS - 5.6%
Construction Materials - 5.6%
Eagle Materials, Inc.	94,457	8,374,558
Vulcan Materials Co.	257,341	17,100,309
		25,474,867
CONTAINERS & PACKAGING - 9.7%
Metal & Glass Containers - 2.7%
Aptargroup, Inc.	102,653	6,785,363
Silgan Holdings, Inc.	109,728	5,433,731
		12,219,094
Paper Packaging - 7.0%
Graphic Packaging Holding Co. (a)	1,113,105	11,309,147
MeadWestvaco Corp.	130,639	4,917,252
Rock-Tenn Co. Class A	151,832	16,028,904
		32,255,303
TOTAL CONTAINERS & PACKAGING		44,474,397
METALS & MINING - 6.8%
Diversified Metals & Mining - 1.3%
Copper Mountain Mining Corp. (a)	914,300	1,778,150
First Quantum Minerals Ltd.	235,600	4,353,965
		6,132,115
Gold - 1.5%
Franco-Nevada Corp.	43,966	2,020,328
Royal Gold, Inc.	75,069	4,700,821
		6,721,149
Steel - 4.0%
Carpenter Technology Corp.	127,967	8,450,941
Haynes International, Inc.	2,527	136,458
Common Stocks - continued
	Shares	Value
METALS & MINING - CONTINUED
Steel - continued
Reliance Steel & Aluminum Co.	106,128	$ 7,499,004
Worthington Industries, Inc.	56,262	2,152,022
		18,238,425
TOTAL METALS & MINING		31,091,689
OIL, GAS & CONSUMABLE FUELS - 2.2%
Coal & Consumable Fuels - 2.2%
Peabody Energy Corp.	629,379	10,284,053
PAPER & FOREST PRODUCTS - 4.1%
Forest Products - 0.3%
Boise Cascade Co. (a)	55,100	1,578,064
Paper Products - 3.8%
International Paper Co.	303,541	13,926,461
P.H. Glatfelter Co.	125,828	3,425,038
		17,351,499
TOTAL PAPER & FOREST PRODUCTS		18,929,563
TOTAL COMMON STOCKS (Cost $328,934,417)		450,801,988
Convertible Bonds - 0.3%
	Principal Amount
BUILDING PRODUCTS - 0.3%
Building Products - 0.3%
Aspen Aerogels, Inc.:
8% 6/1/14 (e)	$ 1,293,500	1,293,500
8% 12/6/14 (e)	136,900	136,900
8% 3/28/16 (e)	67,996	67,996
TOTAL CONVERTIBLE BONDS (Cost $1,498,370)		1,498,396
Money Market Funds - 5.4%
	Shares	Value
Fidelity Cash Central Fund, 0.10% (b)	6,352,909	$ 6,352,909
Fidelity Securities Lending Cash Central Fund, 0.09% (b)(c)	18,494,600	18,494,600
TOTAL MONEY MARKET FUNDS (Cost $24,847,509)		24,847,509
TOTAL INVESTMENT PORTFOLIO - 103.8% (Cost $355,280,296)		477,147,893
NET OTHER ASSETS (LIABILITIES) - (3.8)%		(17,375,388)
NET ASSETS - 100%		$ 459,772,505
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $1,498,422 or 0.3% of net assets.

Security	Acquisition Date	Acquisition Cost
Aspen Aerogels, Inc. warrants 3/28/23	5/6/13	$ 26
Aspen Aerogels, Inc. 8% 6/1/14	6/1/11 - 12/31/13	$ 1,293,500
Aspen Aerogels, Inc. 8% 12/6/14	6/12/12 - 12/31/13	$ 136,900
Aspen Aerogels, Inc. 8% 3/28/16	5/6/13 - 12/31/13	$ 67,970
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 2,323
Fidelity Securities Lending Cash Central Fund	35,213
Total	$ 37,536
Other Information

The following is a summary of the inputs used, as of March 31, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 450,801,988	$ 450,801,962	$ -	$ 26
Convertible Bonds	1,498,396	-	-	1,498,396
Money Market Funds	24,847,509	24,847,509	-	-
Total Investments in Securities:	$ 477,147,893	$ 475,649,471	$ -	$ 1,498,422
Distribution of investments by country or territory of incorporation, as a percentage of total net assets, is as follows (Unaudited):
United States of America	87.3%
Netherlands	7.7%
Canada	5.0%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Materials Central Fund

Financial Statements

Statement of Assets and Liabilities

	March 31, 2014 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $18,117,729) - See accompanying schedule: Unaffiliated issuers (cost $330,432,787)	$ 452,300,384
Fidelity Central Funds (cost $24,847,509)	24,847,509
Total Investments (cost $355,280,296)		$ 477,147,893
Receivable for investments sold		2,443,115
Receivable for fund shares sold		464,188
Dividends receivable		235,321
Interest receivable		348,568
Distributions receivable from Fidelity Central Funds		4,308
Total assets		480,643,393

Liabilities
Payable for investments purchased	$ 2,247,981
Payable for fund shares redeemed	122,023
Other payables and accrued expenses	6,284
Collateral on securities loaned, at value	18,494,600
Total liabilities		20,870,888

Net Assets		$ 459,772,505
Net Assets consist of:
Paid in capital		$ 337,907,413
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		121,865,092
Net Assets, for 1,994,692 shares outstanding		$ 459,772,505
Net Asset Value, offering price and redemption price per share ($459,772,505 ÷ 1,994,692 shares)		$ 230.50

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Materials Central Fund
Financial Statements - continued

Statement of Operations

Six months ended March 31, 2014 (Unaudited)

Investment Income
Dividends		$ 3,104,214
Interest		70,508
Income from Fidelity Central Funds (including $35,213 from security lending)		37,536
Total income		3,212,258

Expenses
Custodian fees and expenses	$ 12,092
Independent directors' compensation	839
Interest	414
Total expenses before reductions	13,345
Expense reductions	(841)	12,504
Net investment income (loss)		3,199,754
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	15,387,080
Foreign currency transactions	4,961
Total net realized gain (loss)		15,392,041
Change in net unrealized appreciation (depreciation) on: Investment securities	28,975,791
Assets and liabilities in foreign currencies	(1,518)
Total change in net unrealized appreciation (depreciation)		28,974,273
Net gain (loss)		44,366,314
Net increase (decrease) in net assets resulting from operations		$ 47,566,068

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended March 31, 2014 (Unaudited)	Year ended September 30, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 3,199,754	$ 6,420,789
Net realized gain (loss)	15,392,041	14,256,146
Change in net unrealized appreciation (depreciation)	28,974,273	36,075,389
Net increase (decrease) in net assets resulting from operations	47,566,068	56,752,324
Distributions to partners from net investment income	(3,177,280)	(6,307,305)
Affiliated share transactions Proceeds from sales of shares	31,388,223	50,081,266
Reinvestment of distributions	3,177,070	6,306,874
Cost of shares redeemed	(19,603,611)	(20,950,838)
Net increase (decrease) in net assets resulting from share transactions	14,961,682	35,437,302
Total increase (decrease) in net assets	59,350,470	85,882,321

Net Assets
Beginning of period	400,422,035	314,539,714
End of period	$ 459,772,505	$ 400,422,035
Other Affiliated Information Shares
Sold	142,081	263,276
Issued in reinvestment of distributions	14,427	33,111
Redeemed	(94,350)	(108,477)
Net increase (decrease)	62,158	187,910

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended March 31, 2014	Years ended September 30,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 207.20	$ 180.29	$ 134.10	$ 141.22	$ 125.92	$ 110.04
Income from Investment Operations
Net investment income (loss) D	1.66	3.44 I	3.10	2.78	5.16 H	1.93
Net realized and unrealized gain (loss)	23.29	26.85	45.95	(7.38)	14.82	15.74
Total from investment operations	24.95	30.29	49.05	(4.60)	19.98	17.67
Distributions to partners from net investment income	(1.65)	(3.38)	(2.86)	(2.52)	(4.68)	(1.79)
Net asset value, end of period	$ 230.50	$ 207.20	$ 180.29	$ 134.10	$ 141.22	$ 125.92
Total Return B, C	12.08%	16.98%	36.80%	(3.61)%	16.14%	16.78%
Ratios to Average Net Assets E, J
Expenses before reductions	.01% A	-% G	.01%	.01%	.01%	.01%
Expenses net of fee waivers, if any	.01% A	-% G	.01%	.01%	.01%	.01%
Expenses net of all reductions	.01% A	-% G	.01%	.01%	.01%	.01%
Net investment income (loss)	1.52% A	1.79% I	1.86%	1.66%	3.84% H	2.12%
Supplemental Data
Net assets, end of period (000 omitted)	$ 459,773	$ 400,422	$ 314,540	$ 215,279	$ 224,026	$ 229,335
Portfolio turnover rate F	46% A	64% K	76%	105%	104% K	158%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DCalculated based on average shares outstanding during the period. EFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. FAmount does not include the portfolio activity of any underlying Fidelity Central Funds. GAmount represents less than .01%. HInvestment income per share reflects a large, non-recurring dividend which amounted to $2.76 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.79%. IInvestment income per share reflects a large, non-recurring dividend which amounted to $.52 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.52%. JExpense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund. KPortfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Telecom Services Central Fund

Investment Changes (Unaudited)

Top Ten Stocks as of March 31, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Verizon Communications, Inc.	24.3	21.5
AT&T, Inc.	8.5	9.2
T-Mobile U.S., Inc.	8.3	3.3
American Tower Corp.	4.2	7.7
CenturyLink, Inc.	3.9	3.4
Telephone & Data Systems, Inc.	3.9	2.5
SBA Communications Corp. Class A	3.2	5.9
Vodafone Group PLC sponsored ADR	2.9	4.8
Sprint Corp.	2.9	0.5
Cogent Communications Group, Inc.	2.4	1.7
	64.5
Top Industries (% of fund's net assets)
As of March 31, 2014
Diversified Telecommunication Services 60.7%
Wireless Telecommunication Services 24.7%
Media 5.5%
Real Estate Investment Trusts 4.9%
Internet Software & Services 1.0%
All Others* 3.2%

As of September 30, 2013
Diversified Telecommunication Services 56.4%
Wireless Telecommunication Services 28.0%
Real Estate Investment Trusts 7.9%
Media 2.7%
Internet Software & Services 1.1%
All Others* 3.9%

* Includes short-term investments and net other assets (liabilities).
Prior period industry classifications reflect the categories in place as of the date indicated and have not been adjusted to reflect current industry classifications.

Semiannual Report

Fidelity Telecom Services Central Fund

Investments March 31, 2014 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.0%
	Shares	Value
DIVERSIFIED TELECOMMUNICATION SERVICES - 60.0%
Alternative Carriers - 15.1%
8x8, Inc. (a)	501,117	$ 5,417,075
Cogent Communications Group, Inc.	175,802	6,246,245
inContact, Inc. (a)	290,439	2,788,214
Iridium Communications, Inc. (a)(d)	383,680	2,881,437
Level 3 Communications, Inc. (a)	150,363	5,885,208
Lumos Networks Corp.	326,206	4,361,374
Premiere Global Services, Inc. (a)	288,905	3,484,194
Towerstream Corp. (a)(d)	533,556	1,253,857
TW Telecom, Inc. (a)	141,178	4,413,224
Vonage Holdings Corp. (a)	667,229	2,849,068
		39,579,896
Integrated Telecommunication Services - 44.9%
AT&T, Inc.	633,046	22,200,923
Atlantic Tele-Network, Inc.	69,100	4,555,072
Bezeq The Israeli Telecommunication Corp. Ltd.	1,111,000	1,978,615
CenturyLink, Inc. (d)	308,805	10,141,156
Cincinnati Bell, Inc. (a)	740,047	2,560,563
Consolidated Communications Holdings, Inc.	49,300	986,493
Frontier Communications Corp. (d)	969,753	5,527,592
General Communications, Inc. Class A (a)	108,928	1,242,868
Hawaiian Telcom Holdco, Inc. (a)(d)	53,035	1,510,967
IDT Corp. Class B	86,781	1,445,771
Telenor ASA	28,692	635,864
Verizon Communications, Inc.	1,340,606	63,772,631
Windstream Holdings, Inc. (d)	116,972	963,849
		117,522,364
TOTAL DIVERSIFIED TELECOMMUNICATION SERVICES		157,102,260
INTERNET SOFTWARE & SERVICES - 1.0%
Internet Software & Services - 1.0%
EarthLink Holdings Corp.	148,200	535,002
Equinix, Inc. (a)	6,800	1,256,912
Rackspace Hosting, Inc. (a)	25,891	849,743
		2,641,657
IT SERVICES - 0.5%
IT Consulting & Other Services - 0.5%
Interxion Holding N.V. (a)	54,480	1,306,430
Common Stocks - continued
	Shares	Value
MEDIA - 5.5%
Broadcasting - 1.0%
Gray Television, Inc. (a)	268,000	$ 2,779,160
Cable & Satellite - 4.5%
Altice S.A.	3,700	164,847
Comcast Corp.:
Class A	400	20,008
Class A (special) (non-vtg.)	26,400	1,287,264
DISH Network Corp. Class A (a)	70,701	4,398,309
Liberty Global PLC Class C	52,964	2,156,164
Shaw Communications, Inc. Class B (d)	37,200	888,358
Time Warner Cable, Inc.	20,700	2,839,626
		11,754,576
TOTAL MEDIA		14,533,736
REAL ESTATE INVESTMENT TRUSTS - 4.9%
Office REITs - 0.7%
CyrusOne, Inc.	83,900	1,747,637
Specialized REITs - 4.2%
American Tower Corp.	135,398	11,085,034
TOTAL REAL ESTATE INVESTMENT TRUSTS		12,832,671
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.7%
Semiconductors - 0.7%
Broadcom Corp. Class A	55,231	1,738,672
SOFTWARE - 0.7%
Application Software - 0.2%
Interactive Intelligence Group, Inc. (a)	8,500	616,250
Systems Software - 0.5%
Rovi Corp. (a)	52,100	1,186,838
TOTAL SOFTWARE		1,803,088
WIRELESS TELECOMMUNICATION SERVICES - 24.7%
Wireless Telecommunication Services - 24.7%
Boingo Wireless, Inc. (a)(d)	321,455	2,179,465
KDDI Corp.	21,600	1,250,609
Leap Wireless International, Inc. rights (a)	300	756
NII Holdings, Inc. (a)(d)	835,078	993,743
NTELOS Holdings Corp. (d)	41,718	563,193
Common Stocks - continued
	Shares	Value
WIRELESS TELECOMMUNICATION SERVICES - CONTINUED
Wireless Telecommunication Services - continued
RingCentral, Inc.	28,500	$ 515,850
SBA Communications Corp. Class A (a)	93,564	8,510,581
Shenandoah Telecommunications Co.	52,937	1,709,336
Sprint Corp. (a)(d)	828,463	7,613,575
T-Mobile U.S., Inc. (a)	657,775	21,726,308
Tele2 AB (B Shares)	550	6,824
Telephone & Data Systems, Inc.	386,011	10,117,348
U.S. Cellular Corp.	44,500	1,824,945
Vodafone Group PLC sponsored ADR	208,673	7,681,253
		64,693,786
TOTAL COMMON STOCKS (Cost $203,221,443)		256,652,300
Nonconvertible Preferred Stocks - 0.7%

DIVERSIFIED TELECOMMUNICATION SERVICES - 0.7%
Integrated Telecommunication Services - 0.7%
Oi SA sponsored ADR (d)	357,757	475,817
Telefonica Brasil SA sponsored (d)	66,400	1,410,336
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $1,873,013)		1,886,153
Money Market Funds - 8.7%

Fidelity Cash Central Fund, 0.10% (b)	4,431,129	4,431,129
Fidelity Securities Lending Cash Central Fund, 0.09% (b)(c)	18,188,227	18,188,227
TOTAL MONEY MARKET FUNDS (Cost $22,619,356)		22,619,356
TOTAL INVESTMENT PORTFOLIO - 107.4% (Cost $227,713,812)		281,157,809
NET OTHER ASSETS (LIABILITIES) - (7.4)%		(19,296,531)
NET ASSETS - 100%		$ 261,861,278
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 2,617
Fidelity Securities Lending Cash Central Fund	61,170
Total	$ 63,787
Other Information

The following is a summary of the inputs used, as of March 31, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 256,652,300	$ 256,651,544	$ -	$ 756
Nonconvertible Preferred Stocks	1,886,153	1,886,153	-	-
Money Market Funds	22,619,356	22,619,356	-	-
Total Investments in Securities:	$ 281,157,809	$ 281,157,053	$ -	$ 756

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Telecom Services Central Fund

Financial Statements

Statement of Assets and Liabilities

	March 31, 2014 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $17,769,407) - See accompanying schedule: Unaffiliated issuers (cost $205,094,456)	$ 258,538,453
Fidelity Central Funds (cost $22,619,356)	22,619,356
Total Investments (cost $227,713,812)		$ 281,157,809
Receivable for investments sold		3,375,014
Receivable for fund shares sold		78,887
Dividends receivable		156,768
Distributions receivable from Fidelity Central Funds		15,671
Total assets		284,784,149

Liabilities
Payable for investments purchased	$ 4,660,855
Payable for fund shares redeemed	69,914
Other payables and accrued expenses	3,875
Collateral on securities loaned, at value	18,188,227
Total liabilities		22,922,871

Net Assets		$ 261,861,278
Net Assets consist of:
Paid in capital		$ 208,416,506
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		53,444,772
Net Assets, for 1,615,619 shares outstanding		$ 261,861,278
Net Asset Value, offering price and redemption price per share ($261,861,278 ÷ 1,615,619 shares)		$ 162.08

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Telecom Services Central Fund
Financial Statements - continued

Statement of Operations

Six months ended March 31, 2014 (Unaudited)

Investment Income
Dividends		$ 2,949,181
Special dividends		4,954,642
Income from Fidelity Central Funds (including $61,170 from security lending)		63,787
Total income		7,967,610

Expenses
Custodian fees and expenses	$ 7,315
Independent directors' compensation	529
Interest	2,050
Total expenses before reductions	9,894
Expense reductions	(581)	9,313
Net investment income (loss)		7,958,297
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	10,364,934
Foreign currency transactions	9,463
Total net realized gain (loss)		10,374,397
Change in net unrealized appreciation (depreciation) on: Investment securities	(1,935,548)
Assets and liabilities in foreign currencies	761
Total change in net unrealized appreciation (depreciation)		(1,934,787)
Net gain (loss)		8,439,610
Net increase (decrease) in net assets resulting from operations		$ 16,397,907

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended March 31, 2014 (Unaudited)	Year ended September 30, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 7,958,297	$ 8,397,359
Net realized gain (loss)	10,374,397	36,839,564
Change in net unrealized appreciation (depreciation)	(1,934,787)	(6,105,118)
Net increase (decrease) in net assets resulting from operations	16,397,907	39,131,805
Distributions to partners from net investment income	(7,734,112)	(8,149,534)
Affiliated share transactions Proceeds from sales of shares	14,239,757	38,105,576
Reinvestment of distributions	7,733,399	8,148,918
Cost of shares redeemed	(64,734,643)	(35,196,941)
Net increase (decrease) in net assets resulting from share transactions	(42,761,487)	11,057,553
Total increase (decrease) in net assets	(34,097,692)	42,039,824

Net Assets
Beginning of period	295,958,970	253,919,146
End of period	$ 261,861,278	$ 295,958,970
Other Affiliated Information Shares
Sold	87,818	262,732
Issued in reinvestment of distributions	48,046	55,726
Redeemed	(418,083)	(234,964)
Net increase (decrease)	(282,219)	83,494

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended March 31, 2014	Years ended September 30,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 155.95	$ 139.95	$ 111.29	$ 116.76	$ 99.56	$ 89.72
Income from Investment Operations
Net investment income (loss) D	5.10 G	4.39	3.96	3.02	3.49	1.70
Net realized and unrealized gain (loss)	5.97	15.88	28.57	(5.50)	17.24	9.81
Total from investment operations	11.07	20.27	32.53	(2.48)	20.73	11.51
Distributions to partners from net investment income	(4.94)	(4.27)	(3.87)	(2.99)	(3.53)	(1.67)
Net asset value, end of period	$ 162.08	$ 155.95	$ 139.95	$ 111.29	$ 116.76	$ 99.56
Total Return B, C	7.14%	14.73%	29.73%	(2.37)%	21.36%	13.29%
Ratios to Average Net Assets E, H
Expenses before reductions	.01% A	.01%	.01%	.01%	.01%	.01%
Expenses net of fee waivers, if any	.01% A	.01%	.01%	.01%	.01%	.01%
Expenses net of all reductions	.01% A	.01%	.01%	.01%	.01%	.01%
Net investment income (loss)	6.31% A,G	3.00%	3.20%	2.45%	3.34%	2.11%
Supplemental Data
Net assets, end of period (000 omitted)	$ 261,861	$ 295,959	$ 253,919	$ 182,633	$ 180,143	$ 173,872
Portfolio turnover rate F	111% A	82% I	59%	53%	47% I	151%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DCalculated based on average shares outstanding during the period. EFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. FAmount does not include the portfolio activity of any underlying Fidelity Central Funds. GInvestment income per share reflects a large, non-recurring dividend which amounted to $3.17 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 2.38%. HExpense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund. IPortfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Utilities Central Fund

Investment Changes (Unaudited)

Top Ten Stocks as of March 31, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
NextEra Energy, Inc.	10.8	7.0
Dominion Resources, Inc.	10.5	0.7
Sempra Energy	7.8	7.8
Edison International	6.3	4.3
PPL Corp.	6.2	4.5
OGE Energy Corp.	5.4	5.6
Verizon Communications, Inc.	4.8	0.0
NiSource, Inc.	4.0	4.0
Energy Transfer Equity LP	3.9	3.4
ONEOK, Inc.	3.8	5.9
	63.5
Top Industries (% of fund's net assets)
As of March 31, 2014
Electric Utilities 39.6%
Multi-Utilities 26.9%
Oil, Gas & Consumable Fuels 17.7%
Independent Power Producers & Energy Traders 9.7%
Diversified Telecommunication Services 4.8%
All Others* 1.3%

As of September 30, 2013
Electric Utilities 34.7%
Multi-Utilities 26.6%
Oil, Gas & Consumable Fuels 18.2%
Independent Power Producers & Energy Traders 12.4%
Gas Utilities 6.8%
All Others* 1.3%

* Includes short-term investments and net other assets (liabilities).
Prior period industry classifications reflect the categories in place as of the date indicated and have not been adjusted to reflect current industry classifications.

Semiannual Report

Fidelity Utilities Central Fund

Investments March 31, 2014 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.5%
	Shares	Value
DIVERSIFIED TELECOMMUNICATION SERVICES - 4.8%
Integrated Telecommunication Services - 4.8%
Verizon Communications, Inc.	492,900	$ 23,447,253
ELECTRIC UTILITIES - 39.6%
Electric Utilities - 39.6%
American Electric Power Co., Inc.	359,487	18,211,611
Duke Energy Corp.	65,800	4,686,276
Edison International	541,709	30,666,146
Exelon Corp.	430,800	14,457,648
ITC Holdings Corp.	379,022	14,156,472
NextEra Energy, Inc.	547,042	52,308,155
NRG Yield, Inc. Class A	22,000	869,660
OGE Energy Corp.	714,849	26,277,849
PPL Corp.	903,100	29,928,734
		191,562,551
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS - 9.7%
Independent Power Producers & Energy Traders - 9.7%
Calpine Corp. (a)	731,822	15,302,398
Huaneng Power International, Inc. (H Shares)	1,262,000	1,207,251
NRG Energy, Inc.	549,428	17,471,810
The AES Corp.	898,452	12,829,895
		46,811,354
METALS & MINING - 0.8%
Diversified Metals & Mining - 0.8%
U.S. Silica Holdings, Inc. (d)	98,100	3,744,477
MULTI-UTILITIES - 26.9%
Multi-Utilities - 26.9%
CenterPoint Energy, Inc.	305,958	7,248,145
Dominion Resources, Inc.	711,609	50,517,123
MDU Resources Group, Inc.	35,200	1,207,712
NiSource, Inc.	548,626	19,492,682
PG&E Corp.	318,569	13,762,181
Sempra Energy	388,915	37,631,415
		129,859,258
OIL, GAS & CONSUMABLE FUELS - 17.7%
Oil & Gas Exploration & Production - 2.0%
Energen Corp.	120,218	9,714,817
Oil & Gas Storage & Transport - 15.7%
Cheniere Energy Partners LP Holdings LLC	633,800	13,683,742
Common Stocks - continued
	Shares	Value
OIL, GAS & CONSUMABLE FUELS - CONTINUED
Oil & Gas Storage & Transport - continued
Cheniere Energy, Inc. (a)	187,551	$ 10,380,948
Enbridge, Inc. (d)	152,000	6,903,591
Energy Transfer Equity LP	402,548	18,819,119
Inter Pipeline Ltd.	141,800	3,744,136
ONEOK, Inc.	308,470	18,276,848
Plains GP Holdings LP Class A	141,372	3,955,589
		75,763,973
TOTAL OIL, GAS & CONSUMABLE FUELS		85,478,790
TOTAL COMMON STOCKS (Cost $397,209,822)		480,903,683
Money Market Funds - 2.0%

Fidelity Cash Central Fund, 0.10% (b)	3,486,431	3,486,431
Fidelity Securities Lending Cash Central Fund, 0.09% (b)(c)	6,029,750	6,029,750
TOTAL MONEY MARKET FUNDS (Cost $9,516,181)		9,516,181
TOTAL INVESTMENT PORTFOLIO - 101.5% (Cost $406,726,003)		490,419,864
NET OTHER ASSETS (LIABILITIES) - (1.5)%		(7,096,668)
NET ASSETS - 100%		$ 483,323,196
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 2,869
Fidelity Securities Lending Cash Central Fund	15,217
Total	$ 18,086
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Utilities Central Fund
Financial Statements

Statement of Assets and Liabilities

	March 31, 2014 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $5,975,702) - See accompanying schedule: Unaffiliated issuers (cost $397,209,822)	$ 480,903,683
Fidelity Central Funds (cost $9,516,181)	9,516,181
Total Investments (cost $406,726,003)		$ 490,419,864
Receivable for investments sold		1,045,130
Receivable for fund shares sold		460,831
Dividends receivable		677,805
Distributions receivable from Fidelity Central Funds		1,960
Other receivables		833
Total assets		492,606,423

Liabilities
Payable for investments purchased	$ 3,112,457
Payable for fund shares redeemed	137,576
Other payables and accrued expenses	3,444
Collateral on securities loaned, at value	6,029,750
Total liabilities		9,283,227

Net Assets		$ 483,323,196
Net Assets consist of:
Paid in capital		$ 399,629,539
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		83,693,657
Net Assets, for 3,216,682 shares outstanding		$ 483,323,196
Net Asset Value, offering price and redemption price per share ($483,323,196 ÷ 3,216,682 shares)		$ 150.26

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Utilities Central Fund
Financial Statements - continued

Statement of Operations

Six months ended March 31, 2014 (Unaudited)

Investment Income
Dividends		$ 5,573,462
Income from Fidelity Central Funds (including $15,217 from security lending)		18,086
Total income		5,591,548

Expenses
Custodian fees and expenses	$ 6,274
Independent directors' compensation	845
Interest	255
Total expenses before reductions	7,374
Expense reductions	(845)	6,529
Net investment income (loss)		5,585,019
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	21,013,619
Foreign currency transactions	10,455
Total net realized gain (loss)		21,024,074
Change in net unrealized appreciation (depreciation) on: Investment securities	40,300,528
Assets and liabilities in foreign currencies	(302)
Total change in net unrealized appreciation (depreciation)		40,300,226
Net gain (loss)		61,324,300
Net increase (decrease) in net assets resulting from operations		$ 66,909,319

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended March 31, 2014 (Unaudited)	Year ended September 30, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 5,585,019	$ 11,855,127
Net realized gain (loss)	21,024,074	23,078,084
Change in net unrealized appreciation (depreciation)	40,300,226	16,200,184
Net increase (decrease) in net assets resulting from operations	66,909,319	51,133,395
Distributions to partners from net investment income	(5,131,025)	(11,108,706)
Affiliated share transactions Proceeds from sales of shares	35,435,831	56,907,122
Reinvestment of distributions	5,130,830	11,108,261
Cost of shares redeemed	(17,678,670)	(29,721,164)
Net increase (decrease) in net assets resulting from share transactions	22,887,991	38,294,219
Total increase (decrease) in net assets	84,666,285	78,318,908

Net Assets
Beginning of period	398,656,911	320,338,003
End of period	$ 483,323,196	$ 398,656,911
Other Affiliated Information Shares
Sold	255,481	462,503
Issued in reinvestment of distributions	37,098	89,417
Redeemed	(132,335)	(236,211)
Net increase (decrease)	160,244	315,709

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended March 31, 2014	Years ended September 30,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 130.43	$ 116.88	$ 103.95	$ 97.15	$ 88.29	$ 93.34
Income from Investment Operations
Net investment income (loss) D	1.80	4.04	3.82	3.41	3.34	3.17
Net realized and unrealized gain (loss)	19.69	13.29	12.71	6.62	8.61	(5.09)
Total from investment operations	21.49	17.33	16.53	10.03	11.95	(1.92)
Distributions to partners from net investment income	(1.66)	(3.78)	(3.60)	(3.23)	(3.09)	(3.13)
Net asset value, end of period	$ 150.26	$ 130.43	$ 116.88	$ 103.95	$ 97.15	$ 88.29
Total Return B, C	16.59%	15.04%	16.13%	10.38%	13.86%	(1.67)%
Ratios to Average Net Assets E, H
Expenses before reductions	-% A, G	-% G	-% G	.01%	.01%	.01%
Expenses net of fee waivers, if any	-% A, G	-% G	-% G	.01%	.01%	.01%
Expenses net of all reductions	-% A, G	-% G	-% G	.01%	.01%	.01%
Net investment income (loss)	2.61% A	3.23%	3.43%	3.31%	3.68%	3.95%
Supplemental Data
Net assets, end of period (000 omitted)	$ 483,323	$ 398,657	$ 320,338	$ 245,600	$ 221,920	$ 180,398
Portfolio turnover rate F	119% A	148% I	175%	201%	246% I	216%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DCalculated based on average shares outstanding during the period. EFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. FAmount does not include the portfolio activity of any underlying Fidelity Central Funds. GAmount represents less than .01%. HExpense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund. IPortfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended March 31, 2014 (Unaudited)

1. Organization.

Fidelity® Consumer Discretionary Central Fund (Consumer Discretionary), Fidelity Consumer Staples Central Fund (Consumer Staples), Fidelity Energy Central Fund (Energy), Fidelity Financials Central Fund (Financials), Fidelity Health Care Central Fund (Health Care), Fidelity Industrials Central Fund (Industrials), Fidelity Information Technology Central Fund (Information Technology), Fidelity Materials Central Fund (Materials), Fidelity Telecom Services Central Fund (Telecom Services), and Fidelity Utilities Central Fund (Utilities), collectively referred to as the Funds, are funds of Fidelity Central Investment Portfolios LLC (the LLC) and are authorized to issue an unlimited number of shares. The LLC is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware Limited Liability Company. Each Fund in the LLC is a separate partnership for tax purposes. Shares of each Fund are only offered to other investment companies and accounts managed by Fidelity Management & Research Company (FMR), or its affiliates (the Investing Funds). The Funds are non-diversified, with the exception of Financials and Health Care. The Funds invest primarily in securities of companies whose principal business activities fall within specific industries. The Funds are referred to as Fidelity Central Funds and may also invest in other Fidelity Central Funds available only to investment companies and other accounts managed by FMR and its affiliates. The Board of Directors may permit the purchase of shares (for cash, securities or other consideration) and admit new Eligible Accredited Investors into each Fund, in accordance with the Partnership Agreement. Investments in emerging markets, if applicable, can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

2. Investments in Fidelity Central Funds.

The Funds invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Funds' Schedules of Investments list each of the Fidelity Central Funds held as of period end, if any, as an investment of each Fund, but do not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, each Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

2. Investments in Fidelity Central Funds - continued

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Funds:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Directors (the Board), each Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the FMR Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees each Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

Each Fund categorizes the inputs to valuation techniques used to value their investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Semiannual Report

3. Significant Accounting Policies - continued

Investment Valuation - continued

Valuation techniques used to value each Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including other Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of March 31, 2014, is included at the end of each applicable Fund's Schedule of Investments.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Foreign Currency. The Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Funds are informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Funds determine the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Large, non-recurring dividends recognized by the Funds are presented separately on the Statement of Operations as "Special Dividends" and the impact of these dividends is presented in the Financial Highlights. Interest income and distributions from other Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Partners. No provision has been made for U.S. Federal income taxes because each Fund allocates, at least annually among its partners, each partner's share of the Fund's income and expenses and capital gains and losses as determined by income tax regulations for inclusion in each partner's tax return. Consumer Staples and Information Technology are subject to a tax imposed on capital gains by certain countries in which they invest. An estimated deferred tax liability for net unrealized appreciation on the applicable securities is included in Other payables and accrued expenses on each applicable Fund's Statement of Assets & Liabilities.

Distributions are recorded on the ex-dividend date and are paid from net investment income on a book basis. Due to the Fund's partnership structure, paid in capital includes any accumulated net investment income/(loss) and net realized gain/(loss) on investments.

There are no unrecognized tax benefits in the accompanying financial statements in connection with the tax positions taken by each Fund; nor is each Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation) on securities and other investments
Consumer Discretionary	$1,200,072,177	$257,569,931	$(15,013,661)	$242,556,270
Consumer Staples	785,932,523	321,460,363	(8,173,709)	313,286,654
Energy	888,244,890	200,292,200	(12,955,875)	187,336,325
Financials	1,921,632,240	334,547,125	(11,038,690)	323,508,435
Health Care	1,223,120,956	474,102,988	(24,173,623)	449,929,365
Industrials	978,181,008	330,550,283	(6,386,449)	324,163,834
Information Technology	1,847,046,209	414,913,635	(47,113,433)	367,800,202
Materials	356,012,156	126,197,604	(5,061,867)	121,135,737
Telecom Services	228,056,620	60,075,098	(6,973,909)	53,101,189
Utilities	406,896,167	83,638,679	(114,982)	83,523,697

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Restricted Securities. The Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of each applicable Fund's Schedule of Investments.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, are noted in the table below.

	Purchases ($)	Sales ($)
Consumer Discretionary	1,178,882,682	1,207,588,671
Consumer Staples	212,051,551	222,583,478
Energy	561,758,031	641,533,124
Financials	531,166,053	509,737,667
Health Care	1,105,211,084	1,259,066,634
Industrials	534,131,225	565,277,348
Information Technology	2,083,136,707	2,193,807,724
Materials	108,099,784	97,266,323
Telecom Services	139,391,080	176,531,716
Utilities	279,551,733	252,812,700

5. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. FMR Co., Inc. (the investment adviser), an affiliate of FMR, provides each Fund with investment management services. The Funds do not pay any fees for these services. Pursuant to each Fund's management contract with the investment adviser, FMR pays the investment adviser a portion of the management fees it receives from the Investing Funds. In addition, under an expense contract FMR pays all other expenses of each Fund, excluding custody fees, the compensation of the independent Directors, and certain exceptions such as interest expense.

Semiannual Report

5. Fees and Other Transactions with Affiliates - continued

Brokerage Commissions. Certain Funds placed a portion of their portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount
Consumer Discretionary	$ 19,598
Consumer Staples	2,708
Energy	14,621
Financials	8,532
Health Care	17,663
Industrials	12,531
Information Technology	42,857
Materials	2,297
Telecom Services	7,263
Utilities	3,520

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Funds, along with other registered investment companies having management contracts with FMR or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. Each applicable fund's activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Consumer Discretionary	Borrower	$ 31,026,333.37%		$ 1,889
Consumer Staples	Borrower	25,237,000.36%		1,531
Energy	Borrower	18,756,182.36%		2,047
Financials	Borrower	37,923,000.37%		2,315
Health Care	Borrower	28,781,615.36%		3,714
Industrials	Borrower	36,207,333.36%		2,193
Information Technology	Borrower	29,796,667.37%		1,814
Materials	Borrower	6,830,833.36%		414
Telecom Services	Borrower	18,612,857.35%		1,278
Utilities	Borrower	4,183,167.37%		255

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

6. Security Lending.

Certain Funds lend portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Funds. On the settlement date of the loan, each applicable Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Funds and any additional required collateral is delivered to the Funds on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Funds may apply collateral received from the borrower against the obligation. The Funds may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on each applicable Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented on each applicable Fund's Statement of Operations as a component of income from Fidelity Central Funds. FCM security lending activity was as follows:

	Security Lending Income From Securities Loaned to FCM	Value of Securities Loaned to FCM at Period End
Health Care	$ 9,694	$ -
Information Technology	168,241	9,681,354
Telecom Services	17,016	4,455,605

7. Bank Borrowings.

Each Fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity requirements. Each Fund has established borrowing arrangements with certain banks. The interest rate on the borrowings is the bank's base rate, as revised from time to time. At period end, there were no bank borrowings outstanding. Each applicable Fund's activity in this program during the period for which loans were outstanding was as follows:

	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Telecom Services	$ 47,077,000.59%		$ 772

Semiannual Report

8. Expense Reductions.

FMR voluntarily agreed to reimburse a portion of each Fund's operating expenses. In addition, through arrangements with each applicable Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce each applicable Fund's expenses. During the period, the reduction of expenses for each Fund is noted in the table below.

Fund	Expense Reduction	Custody Earnings Credits
Consumer Discretionary	$ 2,701	$ 14
Consumer Staples	2,050	14
Energy	2,045	-
Financials	4,052	8
Health Care	2,957	-
Industrials	2,468	-
Information Technology	4,149	9
Materials	839	2
Telecom Services	529	52
Utilities	845	-

9. Other.

The Funds' organizational documents provide former and current directors and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds managed by FMR or its affiliates were the owners of record of all of the outstanding shares of the Funds.

Semiannual Report

Fidelity® Emerging Markets Equity Central Fund

Semiannual Report

March 31, 2014

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are the registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2014 FMR LLC. All rights reserved.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

EMQ-SANN-0514
1.876936.105

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2013 to March 31, 2014).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio B	Beginning Account Value October 1, 2013	Ending Account Value March 31, 2014	Expenses Paid During Period* October 1, 2013 to March 31, 2014
Actual	.1960%	$ 1,000.00	$ 1,040.10	$ 1.00
Hypothetical A		$ 1,000.00	$ 1,023.95	$ .99

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Geographic Diversification (% of fund's net assets)
As of March 31, 2014
Korea (South) 18.3%
Brazil 9.5%
Taiwan 7.8%
China 7.5%
Cayman Islands 7.4%
India 7.0%
United States of America* 6.0%
Mexico 5.2%
South Africa 5.1%
Other 26.2%

* Includes Short-Term Investments and Net Other Assets (Liabilities).

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.
As of September 30, 2013
Korea (South) 18.4%
Brazil 10.2%
Russia 8.5%
China 7.5%
Cayman Islands 7.4%
Taiwan 6.8%
India 6.6%
Mexico 5.3%
South Africa 4.9%
Other* 24.4%

* Includes Short-Term Investments and Net Other Assets (Liabilities).

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.
Asset Allocation as of March 31, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Stocks and Equity Futures	97.1	98.5
Short-Term Investments and Net Other Assets (Liabilities)	2.9	1.5
Top Ten Stocks as of March 31, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Samsung Electronics Co. Ltd. (Korea (South), Semiconductors & Semiconductor Equipment)	4.0	4.5
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan, Semiconductors & Semiconductor Equipment)	3.4	2.9
Tencent Holdings Ltd. (Cayman Islands, Internet Software & Services)	2.5	2.0
Industrial & Commercial Bank of China Ltd. (H Shares) (China, Banks)	1.7	1.9
Naspers Ltd. Class N (South Africa, Media)	1.6	1.4
Hyundai Motor Co. Series 2 (Korea (South), Automobiles)	1.6	0.7
Grupo Televisa SA de CV (CPO) sponsored ADR (Mexico, Media)	1.5	0.9
Vale SA (PN-A) sponsored (Brazil, Metals & Mining)	1.4	1.4
Itau Unibanco Holding SA sponsored ADR (Brazil, Banks)	1.3	1.7
Hana Financial Group, Inc. (Korea (South), Banks)	1.3	1.3
	20.3
Market Sectors as of March 31, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	24.7	25.6
Information Technology	16.3	15.3
Energy	9.3	9.8
Consumer Discretionary	9.2	8.3
Materials	9.1	10.2
Industrials	8.3	7.9
Consumer Staples	8.1	8.5
Telecommunication Services	6.5	7.3
Utilities	2.5	3.0
Health Care	1.5	1.7

Semiannual Report

Investments March 31, 2014 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 85.8%
	Shares	Value
Argentina - 0.2%
Grupo Financiero Galicia SA sponsored ADR (d)	36,900	$ 454,239
Austria - 0.6%
C.A.T. oil AG (Bearer)	36,822	769,288
Erste Group Bank AG	17,380	593,800
TOTAL AUSTRIA		1,363,088
Bailiwick of Jersey - 0.2%
Atrium European Real Estate Ltd.	82,627	466,138
Bermuda - 1.8%
Aquarius Platinum Ltd. (Australia) (a)	377,901	226,050
BW Offshore Ltd.	645,106	834,960
Cosan Ltd. Class A	37,592	428,549
GP Investments Ltd. Class A (depositary receipt) (a)	320,507	490,154
Shangri-La Asia Ltd.	534,000	874,338
Yue Yuen Industrial (Holdings) Ltd.	344,000	1,119,835
TOTAL BERMUDA		3,973,886
Brazil - 3.6%
Anhanguera Educacional Participacoes SA	141,528	873,245
BR Properties SA	87,900	721,717
Brasil Insurance Participacoes e Administracao SA	7,350	36,961
Estacio Participacoes SA	72,500	730,432
Fibria Celulose SA (a)	66,900	743,890
Light SA	42,000	347,069
Localiza Rent A Car SA	66,400	971,565
Mills Estruturas e Servicos de Engenharia SA	18,200	224,592
Minerva SA (a)	205,500	914,742
Smiles SA	50,700	809,993
T4F Entretenimento SA (a)	118,300	249,217
Ultrapar Participacoes SA	56,300	1,362,465
TOTAL BRAZIL		7,985,888
British Virgin Islands - 0.2%
Luxoft Holding, Inc.	10,700	375,249
Canada - 0.8%
First Quantum Minerals Ltd.	21,900	404,719
Goldcorp, Inc.	27,500	670,896
Pan American Silver Corp.	37,400	481,338
Torex Gold Resources, Inc. (a)	198,800	192,416
TOTAL CANADA		1,749,369
Common Stocks - continued
	Shares	Value
Cayman Islands - 7.4%
58.com, Inc. ADR (d)	22,300	$ 928,349
Anta Sports Products Ltd.	469,000	782,422
Anton Oilfield Services Group	492,000	312,713
Bitauto Holdings Ltd. ADR (a)	200	7,168
Bloomage BioTechnology Corp. Ltd.	75,000	193,870
China Liansu Group Holdings Ltd.	590,000	327,081
Cimc Enric Holdings Ltd.	246,000	346,966
Eurasia Drilling Co. Ltd. GDR (Reg. S)	54,125	1,387,224
GCL-Poly Energy Holdings Ltd. (a)	4,264,000	1,539,251
Greatview Aseptic Pack Co. Ltd.	1,239,000	658,116
Haitian International Holdings Ltd.	220,000	441,333
Hengan International Group Co. Ltd.	86,500	896,058
Hilong Holding Ltd. (d)	1,244,000	683,226
On-Bright Electronics, Inc.	9,000	99,007
Silergy Corp.	22,000	219,982
Tencent Holdings Ltd.	78,100	5,432,212
Tingyi (Cayman Islands) Holding Corp.	96,000	275,382
Uni-President China Holdings Ltd.	779,000	654,816
Xueda Education Group sponsored ADR	91,100	491,940
Yingde Gases Group Co. Ltd.	606,500	578,624
TOTAL CAYMAN ISLANDS		16,255,740
Chile - 1.3%
Banco Santander Chile	12,402,918	728,286
Embotelladora Andina SA ADR	7,300	129,356
Empresa Nacional de Electricidad SA	433,072	627,051
Empresa Nacional de Telecomunicaciones SA (ENTEL)	41,532	508,722
Inversiones La Construccion SA	41,869	564,990
Vina Concha y Toro SA	174,229	359,022
TOTAL CHILE		2,917,427
China - 7.5%
Anhui Conch Cement Co. Ltd. (H Shares)	181,500	778,041
BBMG Corp. (H Shares)	739,000	575,461
China Communications Construction Co. Ltd. (H Shares)	1,239,000	864,177
China Life Insurance Co. Ltd. (H Shares)	652,000	1,843,617
China Longyuan Power Grid Corp. Ltd. (H Shares)	166,500	167,648
China Pacific Insurance Group Co. Ltd. (H Shares)	790,700	2,823,747
China Petroleum & Chemical Corp. sponsored ADR (H Shares)	8,100	724,950
China Telecom Corp. Ltd. (H Shares)	2,681,000	1,237,192
Industrial & Commercial Bank of China Ltd. (H Shares)	5,956,000	3,662,750
Maanshan Iron & Steel Ltd. (H Shares) (a)	2,308,000	508,822
Common Stocks - continued
	Shares	Value
China - continued
PICC Property & Casualty Co. Ltd. (H Shares)	742,600	$ 1,016,749
Ping An Insurance (Group) Co. of China Ltd. (H Shares)	145,900	1,209,485
Sinopec Engineering Group Co. Ltd. (H Shares) (e)	426,000	461,342
Weichai Power Co. Ltd. (H Shares)	163,600	619,050
TOTAL CHINA		16,493,031
Colombia - 0.4%
BanColombia SA sponsored ADR (d)	14,680	829,126
Cyprus - 0.3%
Globaltrans Investment PLC GDR (Reg. S)	59,700	688,938
Denmark - 1.3%
Auriga Industries A/S Series B (a)	18,008	637,998
Vestas Wind Systems A/S (a)	52,400	2,105,920
TOTAL DENMARK		2,743,918
France - 0.3%
Technip SA	5,570	574,823
Hong Kong - 1.3%
China Resources Power Holdings Co. Ltd.	311,620	811,542
China Unicom Ltd.	618,500	816,114
Far East Horizon Ltd.	1,093,100	803,284
Sinotruk Hong Kong Ltd.	854,500	461,594
TOTAL HONG KONG		2,892,534
India - 7.0%
Axis Bank Ltd.	86,057	2,094,247
Bharti Airtel Ltd.	166,317	880,567
Bharti Infratel Ltd. (a)	379,452	1,286,021
Coal India Ltd.	115,792	557,110
Eicher Motors Ltd.	8,340	828,441
Grasim Industries Ltd.	15,053	730,178
Hindalco Industries Ltd.	225,170	531,831
Indiabulls Real Estate Ltd.	426,158	386,997
ITC Ltd.	306,982	1,804,859
JK Cement Ltd.	67,557	270,161
Lupin Ltd. (a)	45,732	734,712
Mundra Port and SEZ Ltd.	325,022	1,015,169
Petronet LNG Ltd.	415,584	948,680
Phoenix Mills Ltd. (a)	156,773	649,400
Power Grid Corp. of India Ltd.	327,368	572,751
Common Stocks - continued
	Shares	Value
India - continued
SREI Infrastructure Finance Ltd.	1,300,015	$ 589,193
State Bank of India	45,115	1,441,590
TOTAL INDIA		15,321,907
Indonesia - 2.2%
PT AKR Corporindo Tbk	1,186,400	508,789
PT Bakrieland Development Tbk (a)	66,307,900	291,936
PT Bank Rakyat Indonesia Tbk	1,416,400	1,204,192
PT Bank Tabungan Negara Tbk	4,296,600	489,627
PT Kalbe Farma Tbk	5,241,000	679,838
PT Lippo Karawaci Tbk	5,103,900	490,037
PT Telkomunikasi Indonesia Tbk:
Series B	486,200	95,038
sponsored ADR (d)	26,578	1,046,376
TOTAL INDONESIA		4,805,833
Israel - 0.2%
Bezeq The Israeli Telecommunication Corp. Ltd.	187,000	333,034
Kenya - 0.2%
Equity Bank Ltd.	1,273,400	467,945
Korea (South) - 15.8%
AMOREPACIFIC Group, Inc.	2,656	1,276,995
Daewoo International Corp.	35,319	1,283,543
Daou Technology, Inc.	23,060	309,661
E-Mart Co. Ltd.	6,635	1,520,274
GS Retail Co. Ltd.	33,300	842,741
Hana Financial Group, Inc.	77,980	2,848,550
Hankook Shell Oil Co. Ltd.	867	377,771
Hyundai Industrial Development & Construction Co.	28,080	791,060
Hyundai Mobis	5,117	1,513,621
KB Financial Group, Inc.	61,682	2,163,325
Korea Electric Power Corp. (a)	24,090	826,544
Korea Plant Service & Engineering Co. Ltd.	10,249	652,533
Korea Zinc Co. Ltd.	1,871	580,679
Korean Reinsurance Co.	80,416	777,805
KT&G Corp.	14,205	1,067,142
LG Chemical Ltd.	5,380	1,283,237
LG Corp.	14,427	784,415
Naver Corp.	3,256	2,366,554
Oci Co. Ltd.	3,469	578,221
Samsung C&T Corp.	16,846	976,052
Samsung Electronics Co. Ltd.	7,058	8,901,204
Common Stocks - continued
	Shares	Value
Korea (South) - continued
Seoul Semiconductor Co. Ltd.	9,691	$ 412,247
Shinhan Financial Group Co. Ltd.	38,770	1,711,137
SK Telecom Co. Ltd. sponsored ADR (d)	39,100	882,487
TOTAL KOREA (SOUTH)		34,727,798
Luxembourg - 0.3%
Subsea 7 SA	32,500	604,103
Malaysia - 0.4%
Petronas Dagangan Bhd	48,100	452,342
Tenaga Nasional Bhd	96,300	352,810
TOTAL MALAYSIA		805,152
Mexico - 5.2%
America Movil S.A.B. de CV Series L sponsored ADR	86,950	1,728,566
CEMEX S.A.B. de CV sponsored ADR (d)	78,848	995,850
El Puerto de Liverpool S.A.B. de CV Class C	82,900	907,515
Fomento Economico Mexicano S.A.B. de CV sponsored ADR	14,400	1,342,656
Gruma S.A.B. de CV Series B (a)	79,700	659,247
Grupo Comercial Chedraui S.A.B. de CV	228,600	669,052
Grupo Financiero Banorte S.A.B. de CV Series O	270,200	1,817,752
Grupo Televisa SA de CV (CPO) sponsored ADR	98,200	3,269,078
Macquarie Mexican (REIT)	2,600	4,875
TOTAL MEXICO		11,394,591
Netherlands - 0.2%
SBM Offshore NV (a)	21,900	398,704
Nigeria - 1.3%
Guaranty Trust Bank PLC GDR (Reg. S)	141,974	1,120,885
Zenith Bank PLC	13,810,429	1,673,484
TOTAL NIGERIA		2,794,369
Norway - 0.9%
ElectroMagnetic GeoServices ASA (a)	292,670	361,695
Spectrum ASA	35,941	228,090
Statoil ASA	20,100	567,116
TGS Nopec Geophysical Co. ASA	28,190	924,162
TOTAL NORWAY		2,081,063
Panama - 0.5%
Copa Holdings SA Class A	6,900	1,001,811
Peru - 0.0%
Alicorp SA Class C	1,371	3,901
Common Stocks - continued
	Shares	Value
Philippines - 1.6%
Alliance Global Group, Inc.	1,318,700	$ 839,655
Metro Pacific Investments Corp.	1,497,000	158,195
Metropolitan Bank & Trust Co.	574,782	992,642
Robinsons Land Corp.	3,146,150	1,539,336
TOTAL PHILIPPINES		3,529,828
Poland - 0.7%
Cyfrowy Polsat SA (a)	100,671	711,802
Powszechny Zaklad Ubezpieczen SA	5,910	839,455
TOTAL POLAND		1,551,257
Portugal - 0.1%
Banco Espirito Santo SA (Reg.) (a)	174,400	326,516
Romania - 0.1%
SNGN Romgaz SA GDR (e)	32,451	324,510
Russia - 2.4%
Bashneft OJSC (a)	3,700	202,581
E.ON Russia JSC	11,323,400	784,364
Gazprom OAO sponsored:
ADR	88,401	686,876
ADR (Reg. S)	100,700	775,390
Mobile TeleSystems OJSC	150,450	1,162,671
Norilsk Nickel OJSC ADR	47,100	783,273
Sberbank (Savings Bank of the Russian Federation)	353,394	844,498
TOTAL RUSSIA		5,239,653
Singapore - 1.3%
Ezion Holdings Ltd.	788,400	1,353,799
First Resources Ltd.	820,000	1,525,399
Super Group Ltd. Singapore	27,000	74,696
TOTAL SINGAPORE		2,953,894
South Africa - 5.1%
Aspen Pharmacare Holdings Ltd.	45,500	1,215,725
Barclays Africa Group Ltd.	54,789	775,414
Bidvest Group Ltd.	39,300	1,039,277
Impala Platinum Holdings Ltd.	59,600	679,331
JSE Ltd.	47,400	429,022
Life Healthcare Group Holdings Ltd.	208,500	762,665
MTN Group Ltd.	133,730	2,737,985
Naspers Ltd. Class N	31,300	3,452,692
TOTAL SOUTH AFRICA		11,092,111
Common Stocks - continued
	Shares	Value
Taiwan - 7.8%
Cathay Financial Holding Co. Ltd.	646,000	$ 941,873
Chipbond Technology Corp.	298,000	526,472
Cleanaway Co. Ltd.	70,000	427,551
E.SUN Financial Holdings Co. Ltd.	824,200	496,645
ECLAT Textile Co. Ltd.	69,020	797,801
Hon Hai Precision Industry Co. Ltd. (Foxconn)	85,770	243,065
King Slide Works Co. Ltd.	22,000	299,811
MediaTek, Inc.	178,000	2,627,403
Taiwan Fertilizer Co. Ltd.	464,000	972,111
Taiwan Semiconductor Manufacturing Co. Ltd.	1,256,469	4,943,632
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	121,580	2,434,032
Tong Hsing Electronics Industries Ltd.	46,000	237,911
Unified-President Enterprises Corp.	711,380	1,238,097
Universal Cement Corp.	334,000	335,069
Voltronic Power Technology Corp.	2,000	12,117
Yuanta Financial Holding Co. Ltd.	1,175,000	592,275
TOTAL TAIWAN		17,125,865
Thailand - 1.5%
Bangkok Bank PCL (For. Reg.)	121,600	672,848
Jasmine International Public Co. Ltd.	1,873,400	456,223
Kasikornbank PCL (For. Reg.)	111,100	633,585
Thai Union Frozen Products PCL (For. Reg.)	477,500	1,011,964
Total Access Communication PCL NVDR	123,700	444,237
TOTAL THAILAND		3,218,857
Togo - 0.4%
Ecobank Transnational, Inc.	9,771,353	781,471
Turkey - 1.3%
Tupras Turkiye Petrol Rafinelleri A/S	67,358	1,426,049
Turkiye Halk Bankasi A/S	222,400	1,377,202
TOTAL TURKEY		2,803,251
United Arab Emirates - 0.2%
First Gulf Bank PJSC	74,237	329,448
United Kingdom - 0.4%
John Wood Group PLC	46,424	593,626
Mondi PLC	21,800	381,247
TOTAL UNITED KINGDOM		974,873
United States of America - 1.5%
Cognizant Technology Solutions Corp. Class A (a)	23,808	1,204,923
Common Stocks - continued
	Shares	Value
United States of America - continued
Facebook, Inc. Class A (a)	18,039	$ 1,086,669
InvenSense, Inc. (a)	41,070	972,127
TOTAL UNITED STATES OF AMERICA		3,263,719
TOTAL COMMON STOCKS (Cost $153,045,379)		188,018,858
Nonconvertible Preferred Stocks - 9.7%

Brazil - 5.9%
Ambev SA sponsored ADR	114,700	849,927
Banco do Estado Rio Grande do Sul SA	138,100	798,533
Braskem SA (PN-A) (a)	102,400	802,863
Companhia Paranaense de Energia-Copel:
(PN-B)	1,860	24,437
(PN-B) sponsored (d)	38,660	506,833
Gerdau SA sponsored (d)	178,200	1,142,262
Itau Unibanco Holding SA sponsored ADR	192,946	2,867,178
Petroleo Brasileiro SA - Petrobras:
(PN) sponsored (non-vtg.)	25,100	348,137
sponsored ADR (d)	143,760	1,890,444
Telefonica Brasil SA	10,500	222,263
TIM Participacoes SA sponsored ADR	9,710	252,072
Vale SA (PN-A) sponsored	255,000	3,174,750
TOTAL BRAZIL		12,879,699
Chile - 0.2%
Embotelladora Andina SA Class A	153,896	446,218
Korea (South) - 2.5%
Hyundai Motor Co. Series 2	24,111	3,441,516
Samsung Electronics Co. Ltd.	1,186	1,177,201
Samsung Fire & Marine Insurance Co. Ltd.	6,042	836,881
TOTAL KOREA (SOUTH)		5,455,598
Russia - 1.1%
Bashneft OJSC (a)	5,639	230,818
Sberbank (Savings Bank of the Russian Federation)	814,700	1,563,536
Surgutneftegas	1,029,200	746,935
TOTAL RUSSIA		2,541,289
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $19,897,837)		21,322,804
Government Obligations - 0.1%
	Principal Amount	Value
United States of America - 0.1%
U.S. Treasury Bills, yield at date of purchase 0.04% to 0.06% 4/3/14 to 5/29/14 (f) (Cost $224,990)	$ 225,000	$ 224,996
Money Market Funds - 7.3%
	Shares
Fidelity Cash Central Fund, 0.10% (b)	10,122,087	10,122,087
Fidelity Securities Lending Cash Central Fund, 0.09% (b)(c)	5,923,654	5,923,654
TOTAL MONEY MARKET FUNDS (Cost $16,045,741)		16,045,741
TOTAL INVESTMENT PORTFOLIO - 102.9% (Cost $189,213,947)		225,612,399
NET OTHER ASSETS (LIABILITIES) - (2.9)%		(6,393,010)
NET ASSETS - 100%		$ 219,219,389
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
70 NYSE E-mini MSCI Emerging Markets Index Contracts (United States)	June 2014	$ 3,451,350	$ 179,251

The face value of futures purchased as a percentage of net assets is 1.6%
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $785,852 or 0.4% of net assets.

(f) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $184,997.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 2,915
Fidelity Securities Lending Cash Central Fund	13,916
Total	$ 16,831
Other Information
Categorizations in the Schedule of Investments are based on country or territory of incorporation.

The following is a summary of the inputs used, as of March 31, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 20,025,447	$ 20,025,447	$ -	$ -
Consumer Staples	17,562,544	17,562,544	-	-
Energy	21,077,136	20,510,020	567,116	-
Financials	54,264,573	47,781,839	6,482,734	-
Health Care	3,392,940	1,978,390	1,414,550	-
Industrials	17,972,782	17,463,993	508,789	-
Information Technology	36,044,319	31,100,687	4,943,632	-
Materials	19,891,304	19,161,126	730,178	-
Telecommunication Services	14,089,568	11,941,224	2,148,344	-
Utilities	5,021,049	4,194,505	826,544	-
Government Obligations	224,996	-	224,996	-
Money Market Funds	16,045,741	16,045,741	-	-
Total Investments in Securities:	$ 225,612,399	$ 207,765,516	$ 17,846,883	$ -
Derivative Instruments:
Assets
Futures Contracts	$ 179,251	$ 179,251	$ -	$ -

The following is a summary of transfers between Level 1 and Level 2 for the period ended March 31, 2014. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed in the accompanying Notes to Financial Statements:

Transfers	Total
Level 1 to Level 2	$ 2,362,600
Level 2 to Level 1	$ 0
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of March 31, 2014. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts (a)	$ 179,251	$ -
Total Value of Derivatives	$ 179,251	$ -

(a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. Only the period end receivable or payable for daily variation margin and net unrealized appreciation (depreciation) are presented in the Statement of Assets and Liabilities.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	March 31, 2014 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $5,793,026) - See accompanying schedule: Unaffiliated issuers (cost $173,168,206)	$ 209,566,658
Fidelity Central Funds (cost $16,045,741)	16,045,741
Total Investments (cost $189,213,947)		$ 225,612,399
Cash		40,628
Foreign currency held at value (cost $29,879)		29,880
Receivable for investments sold		3,022,842
Receivable for fund shares sold		105,024
Dividends receivable		782,849
Distributions receivable from Fidelity Central Funds		4,035
Receivable for daily variation margin for derivative instruments		20,606
Other receivables		288,778
Total assets		229,907,041

Liabilities
Payable for investments purchased	$ 4,557,524
Payable for fund shares redeemed	86,543
Other payables and accrued expenses	119,930
Collateral on securities loaned, at value	5,923,654
Total liabilities		10,687,651

Net Assets		$ 219,219,390
Net Assets consist of:
Paid in capital		$ 182,701,598
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		36,517,792
Net Assets, for 1,065,073 shares outstanding		$ 219,219,390
Net Asset Value, offering price and redemption price per share ($219,219,390 ÷ 1,065,073 shares)		$ 205.83

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

	Six months ended March 31, 2014 (Unaudited)

Investment Income
Dividends		$ 1,608,423
Interest		42
Income from Fidelity Central Funds		16,831
Income before foreign taxes withheld		1,625,296
Less foreign taxes withheld		(182,265)
Total income		1,443,031

Expenses
Custodian fees and expenses	$ 210,146
Independent directors' compensation	437
Total expenses before reductions	210,583
Expense reductions	(2,103)	208,480
Net investment income (loss)		1,234,551
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	4,420,724
Foreign currency transactions	(43,822)
Futures contracts	(186,225)
Total net realized gain (loss)		4,190,677
Change in net unrealized appreciation (depreciation) on: Investment securities	2,652,287
Assets and liabilities in foreign currencies	6,992
Futures contracts	187,831
Total change in net unrealized appreciation (depreciation)		2,847,110
Net gain (loss)		7,037,787
Net increase (decrease) in net assets resulting from operations		$ 8,272,338

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended March 31, 2014 (Unaudited)	Year ended September 30, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 1,234,551	$ 10,350,675
Net realized gain (loss)	4,190,677	(12,158,331)
Change in net unrealized appreciation (depreciation)	2,847,110	5,659,864
Net increase (decrease) in net assets resulting from operations	8,272,338	3,852,208
Distributions to partners from net investment income	(820,680)	(10,195,667)
Affiliated share transactions Proceeds from sales of shares	12,049,620	512,065,644
Reinvestment of distributions	820,601	10,171,475
Cost of shares redeemed	(8,369,197)	(530,139,174)
Net increase (decrease) in net assets resulting from share transactions	4,501,024	(7,902,055)
Total increase (decrease) in net assets	11,952,682	(14,245,514)

Net Assets
Beginning of period	207,266,708	221,512,222
End of period	$ 219,219,390	$ 207,266,708
Other Affiliated Information Shares
Sold	58,839	2,600,483
Issued in reinvestment of distributions	3,982	51,539
Redeemed	(41,131)	(2,741,389)
Net increase (decrease)	21,690	(89,367)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended March 31, 2014	Years ended September 30,
	(Unaudited)	2013	2012	2011	2010	2009 H
Selected Per-Share Data
Net asset value, beginning of period	$ 198.65	$ 195.55	$ 166.54	$ 204.65	$ 169.41	$ 100.00
Income from Investment Operations
Net investment income (loss) D	1.17	4.54	4.14	3.61	3.41	2.43
Net realized and unrealized gain (loss)	6.79	3.55 G	28.97	(38.40)	34.39	69.31
Total from investment operations	7.96	8.09	33.11	(34.79)	37.80	71.74
Distributions to partners from net investment income	(.78)	(4.99)	(4.10)	(3.32)	(2.56)	(2.33)
Net asset value, end of period	$ 205.83	$ 198.65	$ 195.55	$ 166.54	$ 204.65	$ 169.41
Total Return B, C	4.01%	4.21%	20.04%	(17.34)%	22.50%	72.46%
Ratios to Average Net Assets E, I
Expenses before reductions	.20% A	.13%	.16%	.12%	.12%	.12% A
Expenses net of fee waivers, if any	.20% A	.13%	.16%	.12%	.12%	.12% A
Expenses net of all reductions	.19% A	.13%	.16%	.12%	.12%	.12% A
Net investment income (loss)	1.15% A	2.24%	2.19%	1.67%	1.86%	2.34% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 219,219	$ 207,267	$ 221,512	$ 250,684	$ 394,562	$ 181,660
Portfolio turnover rate F	101% A	183%	103%	126%	104%	94% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

H For the period December 9, 2008 (commencement of operations) to September 30, 2009.

I Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended March 31, 2014 (Unaudited)

1. Organization.

Fidelity® Emerging Markets Equity Central Fund (the Fund) is a fund of Fidelity Central Investment Portfolios LLC (the LLC) and is authorized to issue an unlimited number of shares. The LLC is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware Limited Liability Company. Each fund in the LLC is a separate partnership for tax purposes. Shares of the Fund are only offered to other investment companies and accounts managed by Fidelity Management & Research Company (FMR), or its affiliates (the Investing Funds). The Board of Directors may permit the purchase of shares (for cash, securities or other consideration) and admit new Eligible Accredited Investors into each fund, in accordance with the Partnership Agreement. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Directors (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the FMR Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Semiannual Report

3. Significant Accounting Policies - continued

Investment Valuation - continued

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including other Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of March 31, 2014 including information on transfers between Levels 1 and 2 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Interest income and distributions from other Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Partners. No provision has been made for U.S. Federal income taxes because the Fund allocates, at least annually among its partners, each partner's share of the Fund's income and expenses and capital gains and losses as determined by income tax regulations for inclusion in each partner's tax return.

Distributions are recorded on the ex-dividend date and are paid from net investment income on a book basis. Due to the Fund's partnership structure, paid in capital includes any accumulated net investment income/ (loss) and net realized gain/ (loss) on investments.

There are no unrecognized tax benefits in the accompanying financial statements in connection with the tax positions taken by the Fund; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 42,454,560
Gross unrealized depreciation	(7,514,939)
Net unrealized appreciation (depreciation) on securities and other investments	$ 34,939,621

Tax cost	$ 190,672,778

Semiannual Report

3. Significant Accounting Policies - continued

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk

Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Derivative Instruments - continued

Risk Exposures and the Use of Derivative Instruments - continued

Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin for derivative instruments in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts." The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of volume of activity during the period. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

During the period the Fund recognized net realized gain (loss) of $(186,225) and a change in net unrealized appreciation (depreciation) of $187,831 related to its investment in futures contracts. These amounts are included in the Statement of Operations.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $105,426,658 and $105,392,306, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. FMR Co., Inc. (the investment adviser), an affiliate of FMR, provides the Fund with investment management services. The Fund does not pay any fees for these services. Pursuant to the Fund's management contract with the investment adviser, FMR pays the investment adviser a portion of the management fees it receives from the Investing Funds. In addition, under an expense contract, FMR also pays all other expenses of the Fund, excluding custody fees, the compensation of the independent Directors and certain exceptions such as interest expense.

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $1,495 for the period.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $13,916. During the period, there were no securities loaned to FCM.

8. Expense Reductions.

FMR has voluntarily agreed to reimburse a portion of the Fund's operating expenses. For the period, the reimbursement reduced the expenses by $437.

In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $1,666.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

9. Other.

The Fund's organizational documents provide former and current directors and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds managed by FMR or its affiliates were the owners of record of all of the outstanding shares of the Funds.

Semiannual Report

Fidelity® High Income
Central Fund 1

Semiannual Report

March 31, 2014

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2014 FMR LLC. All rights reserved.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

HP1-SANN-0514
1.807410.109

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2013 to March 31, 2014).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Semiannual Report

	Annualized Expense RatioB	Beginning Account Value October 1, 2013	Ending Account Value March 31, 2014	Expenses Paid During Period* October 1, 2013 to March 31, 2014
Actual	.0023%	$ 1,000.00	$ 1,064.10	$ .01
HypotheticalA		$ 1,000.00	$ 1,024.92	$ .01

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Five Holdings as of March 31, 2014
(by issuer, excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
Alcatel-Lucent Usa, Inc.	1.6	0.1
Clear Channel Communications, Inc.	1.5	0.2
Icahn Enterprises LP/Icahn Enterprises Finance Corp.	1.5	1.5
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA	1.4	1.4
NSG Holdings II, LLC	1.4	1.2
	7.4
Top Five Market Sectors as of March 31, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Energy	12.8	13.1
Telecommunications	9.1	7.5
Technology	7.9	8.5
Healthcare	6.4	5.4
Diversified Financial Services	5.9	4.2
Quality Diversification (% of fund's net assets)
As of March 31, 2014	As of September 30, 2013
BBB 1.5%	BBB 1.9%
BB 35.1%	BB 32.8%
B 44.7%	B 45.5%
CCC,CC,C 15.5%	CCC,CC,C 16.8%
Not Rated 1.0%	Not Rated 0.1%
Equities 0.0%	Equities 0.4%
Short-Term Investments and Net Other Assets 2.2%	Short-Term Investments and Net Other Assets 2.5%

We have used ratings from Moody's® Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Asset Allocation (% of fund's net assets)
As of March 31, 2014 *		As of September 30, 2013 **
	Nonconvertible Bonds 88.5%		Nonconvertible Bonds 94.2%
	Common Stocks 0.0%		Common Stocks 0.4%
	Bank Loan Obligations 8.7%		Bank Loan Obligations 2.5%
	Other Investments 0.6%		Other Investments 0.4%
	Short-Term Investments and Net Other Assets (Liabilities) 2.2%		Short-Term Investments and Net Other Assets (Liabilities) 2.5%
* Foreign investments	23.0%	** Foreign investments	22.0%

Semiannual Report

Investments March 31, 2014 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 88.5%
	Principal Amount	Value
Aerospace - 1.1%
GenCorp, Inc. 7.125% 3/15/21	$ 280,000	$ 303,450
TransDigm, Inc.:
5.5% 10/15/20	2,300,000	2,340,250
7.5% 7/15/21	815,000	902,613
Triumph Group, Inc. 4.875% 4/1/21	1,570,000	1,546,450
		5,092,763
Air Transportation - 3.1%
Air Canada 6.625% 5/15/18 (d)	1,390,000	1,424,722
American Airlines, Inc. pass-thru certificates Series 2013-1B Class B, 5.625% 1/15/21 (d)	194,142	198,510
Continental Airlines, Inc.:
pass-thru trust certificates 9.798% 4/1/21	1,498,045	1,722,752
6.125% 4/29/18 (d)	190,000	200,213
9.25% 5/10/17	295,667	331,147
Delta Air Lines, Inc. pass-thru trust certificates:
6.375% 7/2/17 (d)	1,010,000	1,088,275
6.75% 5/23/17	1,010,000	1,090,800
8.021% 8/10/22	835,131	962,488
8.954% 8/10/14	194,828	196,776
Northwest Airlines, Inc. pass-thru trust certificates 8.028% 11/1/17	131,965	143,736
U.S. Airways Group, Inc. 6.125% 6/1/18	825,000	867,281
U.S. Airways pass-thru certificates:
Series 2012-2C, 5.45% 6/3/18	940,000	965,850
Series 2013-1 Class B, 5.375% 5/15/23	190,000	192,375
United Air Lines, Inc. pass-thru trust certificates:
Class B, 7.336% 7/2/19	540,814	581,376
9.75% 1/15/17	667,082	767,145
12% 1/15/16 (d)	177,268	200,313
United Continental Holdings, Inc.:
6% 12/1/20	1,280,000	1,331,200
6% 7/15/26	870,000	822,150
6% 7/15/28	865,000	795,800
6.375% 6/1/18	80,000	86,300
		13,969,209
Automotive - 3.6%
American Axle & Manufacturing, Inc.:
5.125% 2/15/19	165,000	171,806
6.25% 3/15/21	1,240,000	1,320,600
Chrysler Group LLC/CG Co-Issuer, Inc.:
8% 6/15/19	2,335,000	2,556,825
Nonconvertible Bonds - continued
	Principal Amount	Value
Automotive - continued
Chrysler Group LLC/CG Co-Issuer, Inc.: - continued
8% 6/15/19 (d)	$ 1,295,000	$ 1,419,644
8.25% 6/15/21 (d)	1,315,000	1,485,950
Dana Holding Corp.:
5.375% 9/15/21	315,000	327,600
6% 9/15/23	315,000	327,994
6.5% 2/15/19	685,000	731,238
6.75% 2/15/21	1,535,000	1,669,313
General Motors Co.:
3.5% 10/2/18 (d)	975,000	993,281
6.25% 10/2/43 (d)	670,000	725,275
General Motors Financial Co., Inc.:
3.25% 5/15/18	1,050,000	1,059,188
4.75% 8/15/17	1,250,000	1,335,938
Jaguar Land Rover PLC 4.125% 12/15/18 (d)	770,000	788,288
Schaeffler Holding Finance BV 6.875% 8/15/18 pay-in-kind (d)(f)	1,390,000	1,478,613
		16,391,553
Banks & Thrifts - 1.7%
Ally Financial, Inc.:
2.75% 1/30/17	865,000	873,650
3.5% 1/27/19	775,000	775,000
4.75% 9/10/18	3,370,000	3,563,775
GMAC LLC 8% 12/31/18	1,160,000	1,383,300
Royal Bank of Scotland Group PLC 6% 12/19/23	110,000	112,635
Synovus Financial Corp.:
5.125% 6/15/17	200,000	209,500
7.875% 2/15/19	415,000	471,025
		7,388,885
Broadcasting - 1.8%
AMC Networks, Inc. 4.75% 12/15/22	1,585,000	1,577,075
Clear Channel Communications, Inc.:
4.9% 5/15/15	1,310,000	1,301,813
5.5% 12/15/16	4,090,000	3,905,950
Starz LLC/Starz Finance Corp. 5% 9/15/19	1,540,000	1,590,050
		8,374,888
Building Materials - 2.9%
Building Materials Corp. of America:
6.75% 5/1/21 (d)	555,000	602,175
6.875% 8/15/18 (d)	1,155,000	1,212,750
Nonconvertible Bonds - continued
	Principal Amount	Value
Building Materials - continued
Building Materials Holding Corp. 9% 9/15/18 (d)	$ 1,310,000	$ 1,444,275
CEMEX Finance LLC 6% 4/1/24 (d)	620,000	621,550
CEMEX S.A.B. de CV 6.5% 12/10/19 (d)	390,000	414,863
HD Supply, Inc.:
7.5% 7/15/20	2,520,000	2,749,950
8.125% 4/15/19	175,000	195,125
Headwaters, Inc.:
7.25% 1/15/19 (d)	260,000	271,050
7.625% 4/1/19	760,000	818,900
Masco Corp. 5.95% 3/15/22	720,000	781,200
Ply Gem Industries, Inc. 6.5% 2/1/22 (d)	580,000	584,350
Texas Industries, Inc. 9.25% 8/15/20	2,425,000	2,800,875
U.S. Concrete, Inc. 8.5% 12/1/18 (d)	335,000	361,800
USG Corp. 5.875% 11/1/21 (d)	95,000	101,175
		12,960,038
Cable TV - 2.4%
Cablevision Systems Corp. 7.75% 4/15/18	795,000	908,288
CCO Holdings LLC/CCO Holdings Capital Corp.:
6.5% 4/30/21	910,000	964,600
7% 1/15/19	1,785,000	1,887,638
Cequel Communications Escrow I LLC/Cequel Communications Escrow Capital Corp. 6.375% 9/15/20 (d)	1,235,000	1,290,575
Cogeco Cable, Inc. 4.875% 5/1/20 (d)	190,000	189,050
DISH DBS Corp. 4.25% 4/1/18	785,000	819,344
Harron Communications LP/Harron Finance Corp. 9.125% 4/1/20 (d)	710,000	802,300
Lynx I Corp. 5.375% 4/15/21 (d)	310,000	320,075
RCN Telecom Services LLC/RCN Capital Corp. 8.5% 8/15/20 (d)	640,000	676,800
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH 5.5% 1/15/23 (d)	605,000	617,100
UPCB Finance V Ltd. 7.25% 11/15/21 (d)	430,000	474,075
WaveDivision Escrow LLC/WaveDivision Escrow Corp. 8.125% 9/1/20 (d)	1,970,000	2,107,900
		11,057,745
Capital Goods - 0.4%
J.B. Poindexter & Co., Inc. 9% 4/1/22 (d)	1,515,000	1,621,050
Chemicals - 2.8%
Ashland, Inc. 3.875% 4/15/18	595,000	614,338
INEOS Finance PLC 8.375% 2/15/19 (d)	1,015,000	1,121,575
Nonconvertible Bonds - continued
	Principal Amount	Value
Chemicals - continued
Kinove German Bondco GmbH 9.625% 6/15/18 (d)	$ 904,000	$ 980,840
LSB Industries, Inc. 7.75% 8/1/19 (d)	515,000	552,338
Nufarm Australia Ltd. 6.375% 10/15/19 (d)	1,790,000	1,852,650
Rentech Nitrogen Partners LP/Rentech Nitrogen Finance Corp. 6.5% 4/15/21 (d)	5,000	4,900
Rockwood Specialties Group, Inc. 4.625% 10/15/20	1,670,000	1,724,275
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc. 8.75% 2/1/19	4,520,000	4,853,350
Tronox Finance LLC 6.375% 8/15/20	1,105,000	1,135,388
		12,839,654
Consumer Products - 0.3%
First Quality Finance Co., Inc. 4.625% 5/15/21 (d)	1,540,000	1,497,650
Containers - 3.2%
Ardagh Packaging Finance PLC/Ardagh MP Holdings U.S.A., Inc.:
6.25% 1/31/19 (d)	260,000	271,700
6.75% 1/31/21 (d)	300,000	313,500
7% 11/15/20 (d)	266,471	280,460
7.375% 10/15/17 (d)	200,000	212,500
Ball Corp. 4% 11/15/23	870,000	813,450
Beverage Packaging Holdings II SA (Luxembourg):
5.625% 12/15/16 (d)	545,000	558,625
6% 6/15/17 (d)	720,000	745,200
BOE Intermediate Holding Corp. 9.75% 11/1/17 pay-in-kind (d)	606,390	635,838
Crown Americas LLC/Crown Americas Capital Corp. IV 4.5% 1/15/23	4,370,000	4,173,350
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA:
5.75% 10/15/20	535,000	560,413
7.875% 8/15/19	500,000	550,625
8.5% 5/15/18 (c)	1,995,000	2,092,256
9.875% 8/15/19	2,850,000	3,184,875
		14,392,792
Diversified Financial Services - 5.3%
Aircastle Ltd.:
4.625% 12/15/18	355,000	363,431
5.125% 3/15/21	800,000	801,000
6.25% 12/1/19	640,000	691,200
CIT Group, Inc.:
3.875% 2/19/19	725,000	732,933
Nonconvertible Bonds - continued
	Principal Amount	Value
Diversified Financial Services - continued
CIT Group, Inc.: - continued
5.5% 2/15/19 (d)	$ 1,280,000	$ 1,379,200
FLY Leasing Ltd. 6.75% 12/15/20	1,155,000	1,206,975
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
3.5% 3/15/17 (d)	510,000	515,100
4.875% 3/15/19 (d)	1,610,000	1,638,175
5.875% 2/1/22 (d)	2,055,000	2,085,825
6% 8/1/20 (d)	2,400,000	2,544,000
ILFC E-Capital Trust I 5.46% 12/21/65 (d)(f)	1,995,000	1,885,275
ILFC E-Capital Trust II 6.25% 12/21/65 (d)(f)	1,730,000	1,678,100
International Lease Finance Corp.:
3.875% 4/15/18	910,000	928,200
5.875% 4/1/19	1,140,000	1,245,450
6.25% 5/15/19	900,000	992,250
SLM Corp.:
4.875% 6/17/19	1,085,000	1,102,551
5.5% 1/15/19	1,850,000	1,956,375
5.5% 1/25/23	1,400,000	1,373,750
8% 3/25/20	460,000	529,575
8.45% 6/15/18	460,000	541,650
		24,191,015
Diversified Media - 1.2%
Clear Channel Worldwide Holdings, Inc.:
6.5% 11/15/22	925,000	981,656
6.5% 11/15/22	1,820,000	1,945,125
MDC Partners, Inc. 6.75% 4/1/20 (d)	480,000	505,200
Nielsen Finance LLC/Nielsen Finance Co. 4.5% 10/1/20	910,000	916,825
The Nielsen Co. S.a.r.l. (Luxembourg) 5.5% 10/1/21 (d)	1,070,000	1,116,813
		5,465,619
Electric Utilities - 3.3%
Atlantic Power Corp. 9% 11/15/18	2,830,000	2,985,650
Dolphin Subsidiary II, Inc. 6.5% 10/15/16	1,810,000	1,954,800
NRG Energy, Inc.:
6.25% 7/15/22 (d)	1,085,000	1,114,838
7.625% 1/15/18	160,000	179,600
NSG Holdings II, LLC 7.75% 12/15/25 (d)	5,740,000	6,127,416
The AES Corp.:
4.875% 5/15/23	475,000	453,625
7.375% 7/1/21	2,060,000	2,348,400
		15,164,329
Nonconvertible Bonds - continued
	Principal Amount	Value
Energy - 11.7%
Access Midstream Partners LP/ACMP Finance Corp.:
4.875% 5/15/23	$ 1,380,000	$ 1,390,350
4.875% 3/15/24	290,000	289,275
Approach Resources, Inc. 7% 6/15/21	1,635,000	1,684,050
Basic Energy Services, Inc. 7.75% 2/15/19	1,465,000	1,573,044
Calumet Specialty Products Partners LP/Calumet Finance Corp. 6.5% 4/15/21 (d)	1,360,000	1,360,000
Chesapeake Energy Corp. 6.125% 2/15/21	1,720,000	1,874,800
Chesapeake Midstream Partners LP/CHKM Finance Corp.:
5.875% 4/15/21	290,000	308,850
6.125% 7/15/22	705,000	758,756
Chesapeake Oilfield Operating LLC 6.625% 11/15/19 (c)	2,610,000	2,707,875
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.:
6.125% 3/1/22 (d)	335,000	350,075
7.75% 4/1/19	590,000	640,150
CVR Refining LLC/Coffeyville Finance, Inc. 6.5% 11/1/22	435,000	457,838
Denbury Resources, Inc.:
4.625% 7/15/23	570,000	530,100
6.375% 8/15/21	1,285,000	1,371,738
Endeavor Energy Resources LP/EER Finance, Inc. 7% 8/15/21 (d)	2,175,000	2,283,750
Energy Partners Ltd. 8.25% 2/15/18	1,255,000	1,358,538
EP Energy LLC/Everest Acquisition Finance, Inc. 7.75% 9/1/22	990,000	1,111,275
Everest Acquisition LLC/Everest Acquisition Finance, Inc.:
6.875% 5/1/19	1,370,000	1,479,600
9.375% 5/1/20	1,915,000	2,214,219
Expro Finance Luxembourg SCA 8.5% 12/15/16 (d)	1,622,000	1,697,018
Exterran Partners LP/EXLP Finance Corp. 6% 10/1/22 (d)	505,000	496,774
Forbes Energy Services Ltd. 9% 6/15/19	1,770,000	1,774,425
Gibson Energy, Inc. 6.75% 7/15/21 (d)	1,015,000	1,088,588
Hornbeck Offshore Services, Inc.:
5% 3/1/21	660,000	648,450
5.875% 4/1/20	330,000	344,850
Kinder Morgan Holding Co. LLC 5.625% 11/15/23 (d)	275,000	271,978
Northern Tier Energy LLC/Northern Tier Finance Corp. 7.125% 11/15/20	1,415,000	1,514,050
Nonconvertible Bonds - continued
	Principal Amount	Value
Energy - continued
Offshore Group Investment Ltd.:
7.125% 4/1/23	$ 505,000	$ 513,838
7.5% 11/1/19	1,985,000	2,114,025
Oil States International, Inc. 6.5% 6/1/19	1,480,000	1,557,700
Pacific Drilling SA 5.375% 6/1/20 (d)	1,600,000	1,588,000
Parsley Energy LLC/ Parsley 7.5% 2/15/22 (d)	610,000	643,550
Petroleum Geo-Services ASA 7.375% 12/15/18 (d)	1,345,000	1,442,513
Precision Drilling Corp. 6.625% 11/15/20	1,630,000	1,744,100
Samson Investment Co. 10.75% 2/15/20 (d)	2,980,000	3,248,200
SemGroup Corp. 7.5% 6/15/21	1,980,000	2,148,300
Targa Resources Partners LP/Targa Resources Partners Finance Corp.:
4.25% 11/15/23 (d)	645,000	598,238
5.25% 5/1/23	666,000	659,340
6.375% 8/1/22	244,000	259,250
6.875% 2/1/21	455,000	487,988
Tesoro Logistics LP/Tesoro Logistics Finance Corp. 6.125% 10/15/21	1,510,000	1,600,600
Western Refining, Inc. 6.25% 4/1/21	1,645,000	1,702,575
Whiting Petroleum Corp. 5% 3/15/19	1,370,000	1,448,775
		53,337,408
Entertainment/Film - 0.5%
CBS Outdoor Americas Capital LLC/CBS Outdoor Americas Capital Corp. 5.25% 2/15/22 (d)	360,000	369,000
GLP Capital LP/GLP Financing II, Inc.:
4.375% 11/1/18 (d)	500,000	513,125
5.375% 11/1/23 (d)	375,000	385,313
NAI Entertainment Holdings LLC/NAI Entertainment Finance Corp. 5% 8/1/18 (d)	870,000	902,625
		2,170,063
Environmental - 1.1%
ADS Waste Holdings, Inc. 8.25% 10/1/20	1,690,000	1,837,875
Clean Harbors, Inc. 5.125% 6/1/21	2,300,000	2,346,000
Tervita Corp.:
9.75% 11/1/19 (d)	485,000	470,450
10.875% 2/15/18 (d)	200,000	201,816
		4,856,141
Food & Drug Retail - 0.8%
JBS Investments GmbH:
7.25% 4/3/24	520,000	520,000
Nonconvertible Bonds - continued
	Principal Amount	Value
Food & Drug Retail - continued
JBS Investments GmbH: - continued
7.75% 10/28/20 (d)	$ 1,715,000	$ 1,809,325
SUPERVALU, Inc. 6.75% 6/1/21	1,350,000	1,368,563
		3,697,888
Food/Beverage/Tobacco - 2.1%
Barry Callebaut Services NV 5.5% 6/15/23 (d)	1,230,000	1,280,602
DS Waters of America, Inc. 10% 9/1/21 (d)	430,000	477,300
ESAL GmbH 6.25% 2/5/23 (d)	3,195,000	3,019,275
FAGE Dairy Industry SA/FAGE U.S.A. Dairy Industry, Inc. 9.875% 2/1/20 (d)	1,065,000	1,131,563
Hawk Acquisition Sub, Inc. 4.25% 10/15/20 (d)	1,315,000	1,293,631
JBS U.S.A. LLC/JBS U.S.A. Finance, Inc.:
7.25% 6/1/21 (d)	870,000	924,375
8.25% 2/1/20 (d)	1,410,000	1,543,950
		9,670,696
Gaming - 2.4%
Ameristar Casinos, Inc. 7.5% 4/15/21	1,480,000	1,602,100
Golden Nugget Escrow, Inc. 8.5% 12/1/21 (d)	2,295,000	2,340,900
MCE Finance Ltd. 5% 2/15/21 (d)	1,260,000	1,260,000
MGM Mirage, Inc.:
8.625% 2/1/19	1,110,000	1,329,225
11.375% 3/1/18	1,145,000	1,479,913
Paris Las Vegas Holding LLC/Harrah's Las Vegas LLC/Flamingo Las Vegas Holdings, Inc.:
8% 10/1/20 (d)	900,000	947,250
11% 10/1/21 (d)	895,000	939,750
Seminole Hard Rock Entertainment, Inc. 5.875% 5/15/21 (d)	395,000	397,963
Wynn Macau Ltd. 5.25% 10/15/21 (d)	565,000	574,888
		10,871,989
Healthcare - 5.6%
Community Health Systems, Inc.:
5.125% 8/15/18	1,020,000	1,071,000
5.125% 8/1/21 (d)	320,000	328,000
6.875% 2/1/22 (d)	645,000	674,025
8% 11/15/19	2,335,000	2,565,581
DJO Finance LLC/DJO Finance Corp.:
7.75% 4/15/18	595,000	626,238
8.75% 3/15/18	855,000	929,813
9.875% 4/15/18	255,000	277,950
Emergency Medical Services Corp. 8.125% 6/1/19	636,000	679,725
Nonconvertible Bonds - continued
	Principal Amount	Value
Healthcare - continued
Fresenius Medical Care U.S. Finance II, Inc. 5.625% 7/31/19 (d)	$ 850,000	$ 915,875
Grifols Worldwide Operations Ltd. 5.25% 4/1/22 (d)	645,000	659,513
HCA Holdings, Inc.:
3.75% 3/15/19	1,095,000	1,099,106
5% 3/15/24	675,000	676,266
8% 10/1/18	760,000	900,600
HealthSouth Corp. 7.25% 10/1/18	2,813,000	2,974,748
MPH Acquisition Holdings LLC 6.625% 4/1/22 (d)	230,000	236,038
MPT Operating Partnership LP/MPT Finance Corp. 6.875% 5/1/21	1,130,000	1,214,750
Sabra Health Care LP/Sabra Capital Corp. 5.5% 2/1/21	1,300,000	1,358,500
Tenet Healthcare Corp.:
5% 3/1/19 (d)	400,000	399,500
6% 10/1/20 (d)	415,000	444,050
6.25% 11/1/18	415,000	457,797
8.125% 4/1/22	2,315,000	2,587,013
Valeant Pharmaceuticals International:
6.75% 8/15/18 (d)	1,245,000	1,369,500
6.875% 12/1/18 (d)	2,275,000	2,417,188
VPI Escrow Corp. 6.375% 10/15/20 (d)	690,000	745,200
		25,607,976
Homebuilders/Real Estate - 3.0%
CBRE Group, Inc. 6.625% 10/15/20	319,000	340,533
D.R. Horton, Inc.:
3.625% 2/15/18	1,330,000	1,349,950
3.75% 3/1/19	725,000	726,813
4.375% 9/15/22	610,000	597,800
Howard Hughes Corp. 6.875% 10/1/21 (d)	810,000	874,800
KB Home 4.75% 5/15/19	915,000	921,863
Lennar Corp.:
4.125% 12/1/18	1,330,000	1,356,600
4.5% 6/15/19	945,000	961,538
Standard Pacific Corp. 8.375% 5/15/18	2,750,000	3,251,875
Toll Brothers Finance Corp.:
4% 12/31/18	965,000	989,125
4.375% 4/15/23	1,985,000	1,910,563
5.625% 1/15/24	350,000	360,500
William Lyon Homes, Inc. 5.75% 4/15/19 (d)	180,000	181,800
		13,823,760
Nonconvertible Bonds - continued
	Principal Amount	Value
Hotels - 0.5%
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp. 5.625% 10/15/21 (d)	$ 785,000	$ 820,325
Playa Resorts Holding BV 8% 8/15/20 (d)	1,210,000	1,306,800
		2,127,125
Leisure - 1.7%
Cedar Fair LP/Magnum Management Corp. 5.25% 3/15/21	595,000	602,438
NCL Corp. Ltd. 5% 2/15/18	4,365,000	4,528,688
Royal Caribbean Cruises Ltd.:
5.25% 11/15/22	1,955,000	2,003,875
7.5% 10/15/27	530,000	590,950
		7,725,951
Metals/Mining - 1.0%
CONSOL Energy, Inc.:
8% 4/1/17	585,000	610,594
8.25% 4/1/20	800,000	869,000
Imperial Metals Corp. 7% 3/15/19 (d)	90,000	91,090
New Gold, Inc. 6.25% 11/15/22 (d)	1,650,000	1,674,750
Walter Energy, Inc.:
8.5% 4/15/21	1,410,000	888,300
9.5% 10/15/19 (d)	270,000	274,725
		4,408,459
Paper - 0.5%
Sappi Papier Holding GmbH:
6.625% 4/15/21 (d)	1,520,000	1,577,000
7.75% 7/15/17 (d)	745,000	828,813
		2,405,813
Publishing/Printing - 0.9%
McGraw-Hill Global Education Holdings LLC/McGraw-Hill Global Education Finance 9.75% 4/1/21 (d)	2,200,000	2,497,000
R.R. Donnelley & Sons Co.:
6.5% 11/15/23	635,000	670,719
7% 2/15/22	320,000	352,000
7.25% 5/15/18	429,000	498,713
7.625% 6/15/20	120,000	138,000
		4,156,432
Services - 5.0%
APX Group, Inc.:
6.375% 12/1/19	2,275,000	2,320,500
Nonconvertible Bonds - continued
	Principal Amount	Value
Services - continued
APX Group, Inc.: - continued
8.75% 12/1/20	$ 1,385,000	$ 1,409,238
Audatex North America, Inc. 6% 6/15/21 (d)	1,245,000	1,329,038
Avis Budget Car Rental LLC/Avis Budget Finance, Inc. 2.9861% 12/1/17 (d)(f)	635,000	642,144
Bankrate, Inc. 6.125% 8/15/18 (d)	1,811,000	1,919,660
Blueline Rent Finance Corp./Volvo 7% 2/1/19 (d)	680,000	719,100
Brand Energy & Infrastructure Services, Inc. 8.5% 12/1/21 (d)	2,295,000	2,432,700
FTI Consulting, Inc. 6.75% 10/1/20	3,130,000	3,372,575
Garda World Security Corp. 7.25% 11/15/21 (d)	635,000	677,863
Hertz Corp.:
4.25% 4/1/18	840,000	865,200
6.25% 10/15/22	1,070,000	1,144,900
6.75% 4/15/19	1,850,000	1,981,813
The Geo Group, Inc. 5.875% 1/15/22	1,280,000	1,315,200
TransUnion Holding Co., Inc. 8.125% 6/15/18 pay-in-kind	2,290,000	2,404,500
		22,534,431
Shipping - 1.6%
Aguila 3 SA 7.875% 1/31/18 (d)	2,035,000	2,162,188
CEVA Group PLC:
4% 5/1/18 (d)	920,000	862,500
7% 3/1/21 (d)	140,000	143,500
9% 9/1/21 (d)	215,000	220,375
Navios Maritime Acquisition Corp./Navios Acquisition Finance U.S., Inc. 8.125% 11/15/21 (d)	1,160,000	1,209,300
Navios Maritime Holdings, Inc.:
7.375% 1/15/22 (d)	2,140,000	2,188,150
8.125% 2/15/19	425,000	429,250
Navios South American Logistics, Inc./Navios Logistics Finance U.S., Inc. 9.25% 4/15/19	110,000	117,700
		7,332,963
Steel - 1.5%
JMC Steel Group, Inc. 8.25% 3/15/18 (d)	2,160,000	2,208,600
Ryerson, Inc./Joseph T Ryerson & Son, Inc.:
9% 10/15/17	465,000	501,619
11.25% 10/15/18	1,580,000	1,769,600
Steel Dynamics, Inc. 6.125% 8/15/19	1,930,000	2,098,875
		6,578,694
Nonconvertible Bonds - continued
	Principal Amount	Value
Super Retail - 0.4%
Best Buy Co., Inc. 5% 8/1/18	$ 1,560,000	$ 1,617,876
Technology - 6.4%
Activision Blizzard, Inc. 5.625% 9/15/21 (d)	700,000	749,000
ADT Corp.:
2.25% 7/15/17	375,000	370,552
4.125% 4/15/19	1,085,000	1,067,640
4.125% 6/15/23	370,000	331,289
6.25% 10/15/21 (d)	1,010,000	1,037,775
Advanced Micro Devices, Inc. 6.75% 3/1/19 (d)	970,000	974,850
BMC Software Finance, Inc. 8.125% 7/15/21 (d)	1,775,000	1,868,188
Brocade Communications Systems, Inc. 4.625% 1/15/23 (d)	1,130,000	1,079,150
First Data Corp.:
7.375% 6/15/19 (d)	550,000	591,250
8.25% 1/15/21 (d)	540,000	585,900
Flextronics International Ltd. 4.625% 2/15/20	1,205,000	1,215,544
Lucent Technologies, Inc.:
6.45% 3/15/29	2,200,000	2,101,000
6.5% 1/15/28	865,000	821,750
Micron Technology, Inc. 5.875% 2/15/22 (d)	1,485,000	1,555,538
Nuance Communications, Inc. 5.375% 8/15/20 (d)	1,640,000	1,631,800
NXP BV/NXP Funding LLC 3.75% 6/1/18 (d)	3,730,000	3,748,650
Sanmina-SCI Corp. 7% 5/15/19 (d)	2,180,000	2,308,075
Seagate HDD Cayman 3.75% 11/15/18 (d)	2,330,000	2,399,900
Sungard Availability Services Capital, Inc. 8.75% 4/1/22 (d)	1,360,000	1,361,700
VeriSign, Inc. 4.625% 5/1/23	360,000	345,600
Viasystems, Inc. 7.875% 5/1/19 (d)	515,000	554,913
WideOpenWest Finance LLC/WideOpenWest Capital Corp.:
10.25% 7/15/19	1,095,000	1,242,825
10.25% 7/15/19 (d)	90,000	102,150
13.375% 10/15/19	910,000	1,066,975
		29,112,014
Telecommunications - 8.5%
Alcatel-Lucent U.S.A., Inc.:
4.625% 7/1/17 (d)	1,320,000	1,356,300
6.75% 11/15/20 (d)	3,235,000	3,421,013
8.875% 1/1/20 (d)	965,000	1,095,275
Altice Financing SA:
6.5% 1/15/22 (d)	200,000	211,000
Nonconvertible Bonds - continued
	Principal Amount	Value
Telecommunications - continued
Altice Financing SA: - continued
7.875% 12/15/19 (d)	$ 1,170,000	$ 1,278,225
Altice Finco SA 9.875% 12/15/20 (d)	2,530,000	2,884,200
Columbus International, Inc. 7.375% 3/30/21 (d)	395,000	406,356
Digicel Group Ltd.:
6% 4/15/21 (d)	1,410,000	1,441,725
7% 2/15/20 (d)	200,000	208,000
7.125% 4/1/22 (d)(e)	960,000	969,888
8.25% 9/1/17 (d)	2,560,000	2,662,400
8.25% 9/30/20 (d)	565,000	603,138
DigitalGlobe, Inc. 5.25% 2/1/21 (d)	2,155,000	2,128,063
FairPoint Communications, Inc. 8.75% 8/15/19 (d)	1,310,000	1,401,700
Intelsat Jackson Holdings SA 7.25% 4/1/19	1,590,000	1,709,250
Level 3 Financing, Inc. 3.8459% 1/15/18 (d)(f)	885,000	900,488
MasTec, Inc. 4.875% 3/15/23	425,000	416,500
Sprint Capital Corp.:
6.875% 11/15/28	345,000	334,650
8.75% 3/15/32	1,060,000	1,166,000
Sprint Communications, Inc. 9% 11/15/18 (d)	345,000	421,763
T-Mobile U.S.A., Inc.:
5.25% 9/1/18	1,200,000	1,269,000
6.464% 4/28/19	2,460,000	2,632,200
Telesat Canada/Telesat LLC 6% 5/15/17 (d)	2,555,000	2,644,425
TW Telecom Holdings, Inc.:
5.375% 10/1/22	840,000	856,800
6.375% 9/1/23	435,000	465,450
Wind Acquisition Finance SA:
7.25% 2/15/18 (d)	1,105,000	1,163,013
11.75% 7/15/17 (d)	835,000	879,881
Wind Acquisition Holdings Finance SA 12.25% 7/15/17 pay-in-kind (d)(f)	3,296,294	3,452,868
		38,379,571
Textiles & Apparel - 0.2%
The William Carter Co. 5.25% 8/15/21 (d)	1,015,000	1,044,181
TOTAL NONCONVERTIBLE BONDS (Cost $385,793,123)		401,866,621
Commercial Mortgage Securities - 0.0%
	Principal Amount	Value
Berkeley Federal Bank & Trust FSB Series 1994-1 Class B, 0% 8/1/24 (d)(f) (Cost $127,896)	$ 274,481	$ 182,530
Common Stocks - 0.0%
Shares
Telecommunications - 0.0%
CUI Acquisition Corp. Class E (a)(d) (Cost $584,498)	0*	62,400
Bank Loan Obligations - 8.7%
	Principal Amount
Automotive - 0.2%
Allison Transmission, Inc. Tranche B 3LN, term loan 3.75% 8/23/19 (f)	$ 269,569	269,569
Chrysler Group LLC:
term loan 3.25% 12/31/18 (f)	565,000	562,175
Tranche B, term loan 3.5% 5/24/17 (f)	189,513	189,513
		1,021,257
Broadcasting - 0.4%
Clear Channel Communications, Inc. Tranche D, term loan 6.9025% 1/30/19 (f)	1,640,000	1,607,200
Univision Communications, Inc. Tranche C 4LN, term loan 4% 3/1/20 (f)	279,300	279,998
		1,887,198
Building Materials - 0.4%
GYP Holdings III Corp.:
Tranche 1LN, term loan 4.75% 3/27/21 (f)	895,000	892,763
Tranche 2LN, term loan 7.75% 3/27/22 (f)	180,000	178,200
HD Supply, Inc. Tranche B 1LN, term loan 4% 6/28/18 (f)	578,528	578,528
Ply Gem Industries, Inc. Tranche B, term loan 4% 2/1/21 (f)	20,000	19,975
		1,669,466
Containers - 0.2%
Ardagh Holdings U.S.A., Inc. Tranche B, term loan:
12/17/19 (g)	150,000	150,563
4.25% 12/17/19 (f)	49,875	50,062
Bank Loan Obligations - continued
	Principal Amount	Value
Containers - continued
Berry Plastics Corp. Tranche E, term loan 3.75% 1/6/21 (f)	$ 445,000	$ 443,888
Reynolds Consumer Products Holdings, Inc. Tranche B, term loan 4% 12/1/18 (f)	259,350	260,323
		904,836
Diversified Financial Services - 0.6%
Delos Finance SARL Tranche B LN, term loan 3.5% 3/6/21 (f)	685,000	684,144
Moxie Patriot LLC Tranche B, term loan 6.75% 12/19/20 (f)	1,045,000	1,069,819
TransUnion LLC Tranche B, term loan 3/21/21 (g)	975,000	979,875
		2,733,838
Electric Utilities - 0.1%
Southwire LLC, Tranche B, term loan 3.25% 2/10/21 (f)	380,000	379,050
Energy - 1.1%
Atlantic Power Ltd. Partnership Tranche B LN, term loan 4.75% 2/24/21 (f)	95,000	95,356
Chesapeake Energy Corp. Tranche B, term loan 5.75% 12/2/17 (f)	420,000	428,946
Energy Transfer Equity LP Tranche B, term loan 3.25% 12/2/19 (f)	1,055,000	1,052,363
Fieldwood Energy, LLC:
Tranche 2LN, term loan 8.125% 9/30/20 (f)	2,090,000	2,178,825
Tranche B 1LN, term loan 3.875% 9/30/18 (f)	169,312	169,524
Samson Investment Co. Tranche B 2LN, term loan 5% 9/25/18 (f)	105,000	106,050
Seadrill Operating LP Tranche B, term loan 4% 2/21/21 (f)	1,082,288	1,082,964
Western Refining, Inc. Tranche B, term loan 4.25% 11/12/20 (f)	69,825	70,439
		5,184,467
Environmental - 0.0%
Darling International, Inc. Tranche B, term loan 3.25% 1/6/21 (f)	60,000	60,000
Food/Beverage/Tobacco - 0.1%
Del Monte Foods Consumer Products:
Tranche 2LN, term loan 8.25% 8/18/21 (f)	130,000	129,350
Tranche B 1LN, term loan 4.25% 2/18/21 (f)	260,000	259,675
		389,025
Bank Loan Obligations - continued
	Principal Amount	Value
Gaming - 0.1%
Golden Nugget, Inc. Tranche B, term loan:
5.5% 11/21/19 (f)	$ 97,755	$ 99,710
5.5% 11/21/19 (f)	41,895	42,733
Las Vegas Sands LLC Tranche B, term loan 3.25% 12/19/20 (f)	289,275	288,913
		431,356
Healthcare - 0.8%
Community Health Systems, Inc. Tranche D, term loan 4.25% 1/27/21 (f)	309,225	311,931
Endo Luxembourg Finance I Comp Tranche B, term loan 3.25% 2/28/21 (f)	1,070,000	1,070,000
Grifols, S.A. Tranche B, term loan 3/7/21 (g)	1,810,000	1,810,000
MPH Acquisition Holdings LLC Tranche B, term loan 4% 3/21/21 (f)	175,000	174,563
Pharmedium Healthcare Corp.:
Tranche 2LN, term loan 7.75% 1/28/22 (f)	65,000	65,650
Tranche B 1LN, term loan 4.25% 1/28/21 (f)	105,000	105,000
		3,537,144
Hotels - 0.1%
La Quinta Intermediate Holdings LLC Tranche B LN, Tranche B, term loan 2/21/21 (g)	340,000	339,150
Insurance - 0.3%
StoneRiver Group LP:
Tranche 2LN, term loan 8.5% 5/30/20 (f)	1,179,670	1,191,467
Tranche B 1LN, term loan 4.5% 11/30/19 (f)	375,360	376,299
		1,567,766
Metals/Mining - 0.5%
Fortescue Metals Group Ltd. Tranche B, term loan 4.25% 6/30/19 (f)	701,475	704,982
Peabody Energy Corp. Tranche B, term loan 4.25% 9/24/20 (f)	1,577,075	1,579,046
		2,284,028
Publishing/Printing - 0.5%
ARC Document Solutions, Inc. Tranche B, term loan 6.25% 12/20/18 (f)	2,032,875	2,058,286
Restaurants - 0.3%
Dunkin Brands, Inc. Tranche B 4LN, term loan 3.25% 2/7/21 (f)	1,560,000	1,550,250
Services - 0.6%
Brand Energy & Infrastructure Services, Inc. Tranche B, term loan 4.75% 11/26/20 (f)	1,291,040	1,294,268
Bank Loan Obligations - continued
	Principal Amount	Value
Services - continued
Garda World Security Corp.:
term loan 4% 11/8/20 (f)	$ 722,818	$ 723,722
Tranche DD, term loan 4% 11/8/20 (f)	184,907	185,138
Lineage Logistics Holdings, LLC. Tranche B, term loan 3/31/21 (g)	465,000	463,838
		2,666,966
Shipping - 0.1%
YRC Worldwide, Inc. Tranche B, term loan 8% 2/13/19 (f)	354,113	356,768
Steel - 0.2%
Atkore International, Inc.:
Tranche 2LN, term loan 9/27/21 (g)	290,000	292,900
Tranche B 1LN, term loan 3/27/21 (g)	525,000	525,656
		818,556
Technology - 1.5%
DealerTrack Holdings, Inc. Tranche B LN, term loan 3.5% 2/28/21 (f)	1,085,000	1,090,425
First Data Corp. term loan 4.1545% 3/24/18 (f)	1,995,000	1,997,494
Freescale Semiconductor, Inc. Tranche B 4LN, term loan 4.25% 3/1/20 (f)	899,391	901,639
Infor U.S., Inc. Tranche B 5LN, term loan 3.75% 6/3/20 (f)	244,388	243,483
NXP BV Tranche D, term loan 3.75% 1/11/20 (f)	1,044,750	1,043,444
Sungard Availability Services Capital, Inc. Tranche B, term loan 3/27/19 (g)	1,340,000	1,340,000
		6,616,485
Telecommunications - 0.6%
Alcatel-Lucent U.S.A., Inc. Tranche C 1LN, term loan 4.5% 1/30/19 (f)	1,835,705	1,842,589
XO Communications LLC. Tranche B, term loan 3/20/21 (g)	1,085,000	1,090,425
		2,933,014
TOTAL BANK LOAN OBLIGATIONS (Cost $38,990,011)		39,388,906
Preferred Securities - 0.6%

Bank & Thrifts - 0.6%
Barclays Bank PLC 7.625% 11/21/22 (Cost $2,635,480)	2,580,000	2,915,641
Money Market Funds - 1.8%
	Shares	Value
Fidelity Cash Central Fund, 0.10% (b) (Cost $8,411,679)	8,411,679	$ 8,411,679
TOTAL INVESTMENT PORTFOLIO - 99.6% (Cost $436,542,687)		452,827,777
NET OTHER ASSETS (LIABILITIES) - 0.4%		1,539,686
NET ASSETS - 100%		$ 454,367,463
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $175,584,281 or 38.6% of net assets.

(e) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(f) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(g) The coupon rate will be determined upon settlement date of the loan after period end.
* Amount represents less than 1 share.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 7,236
Other Information

The following is a summary of the inputs used, as of March 31, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Telecommunication Services	$ 62,400	$ -	$ -	$ 62,400
Corporate Bonds	401,866,621	-	401,866,621	-
Commercial Mortgage Securities	182,530	-	-	182,530
Bank Loan Obligations	39,388,906	-	39,388,906	-
Preferred Securities	2,915,641	-	2,915,641	-
Money Market Funds	8,411,679	8,411,679	-	-
Total Investments in Securities:	$ 452,827,777	$ 8,411,679	$ 444,171,168	$ 244,930
Distribution of investments by country or territory of incorporation, as a percentage of total net assets, is as follows (Unaudited):
United States of America	77.0%
Luxembourg	6.0%
Canada	3.6%
Bermuda	2.9%
Austria	1.7%
Netherlands	1.6%
Cayman Islands	1.6%
United Kingdom	1.2%
Marshall Islands	1.2%
Others (Individually Less Than 1%)	3.2%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	March 31, 2014 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $428,131,008)	$ 444,416,098
Fidelity Central Funds (cost $8,411,679)	8,411,679
Total Investments (cost $436,542,687)		$ 452,827,777
Cash		454,957
Receivable for investments sold		7,146,409
Receivable for fund shares sold		193,209
Interest receivable		7,348,799
Distributions receivable from Fidelity Central Funds		1,121
Total assets		467,972,272

Liabilities
Payable for investments purchased Regular delivery	$ 12,473,372
Delayed delivery	960,000
Payable for fund shares redeemed	167,836
Distributions payable	264
Other payables and accrued expenses	3,337
Total liabilities		13,604,809

Net Assets		$ 454,367,463
Net Assets consist of:
Paid in capital		$ 438,082,373
Net unrealized appreciation (depreciation) on investments		16,285,090
Net Assets, for 4,341,122 shares outstanding		$ 454,367,463
Net Asset Value, offering price and redemption price per share ($454,367,463 ÷ 4,341,122 shares)		$ 104.67

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

	Six months ended March 31, 2014 (Unaudited)

Investment Income
Dividends		$ 140,981
Interest		13,355,480
Income from Fidelity Central Funds		7,236
Total income		13,503,697

Expenses
Custodian fees and expenses	$ 5,075
Independent directors' compensation	867
Total expenses before reductions	5,942
Expense reductions	(982)	4,960
Net investment income (loss)		13,498,737
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		(930,956)
Change in net unrealized appreciation (depreciation) on investment securities		14,214,058
Net gain (loss)		13,283,102
Net increase (decrease) in net assets resulting from operations		$ 26,781,839

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended March 31, 2014 (Unaudited)	Year ended September 30, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 13,498,737	$ 29,810,085
Net realized gain (loss)	(930,956)	27,157,035
Change in net unrealized appreciation (depreciation)	14,214,058	(25,949,056)
Net increase (decrease) in net assets resulting from operations	26,781,839	31,018,064
Distributions to partners from net investment income	(13,269,613)	(28,714,380)
Affiliated share transactions Proceeds from sales of shares	31,650,439	39,735,334
Reinvestment of distributions	13,268,031	28,704,798
Cost of shares redeemed	(10,081,043)	(202,170,821)
Net increase (decrease) in net assets resulting from share transactions	34,837,427	(133,730,689)
Total increase (decrease) in net assets	48,349,653	(131,427,005)

Net Assets
Beginning of period	406,017,810	537,444,815
End of period	$ 454,367,463	$ 406,017,810
Other Affiliated Information Shares
Sold	306,828	387,033
Issued in reinvestment of distributions	127,799	279,877
Redeemed	(97,620)	(1,961,316)
Net increase (decrease)	337,007	(1,294,406)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended March 31, 2014	Years ended September 30,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 101.40	$ 101.43	$ 91.48	$ 96.05	$ 88.49	$ 85.51
Income from Investment Operations
Net investment income (loss) D	3.215	6.723	7.580	7.783	8.328	8.314
Net realized and unrealized gain (loss)	3.219	(.282) H	9.372	(5.177)	6.532	1.745
Total from investment operations	6.434	6.441	16.952	2.606	14.860	10.059
Distributions to partners from net investment income	(3.164)	(6.471)	(7.002)	(7.176)	(7.300)	(7.079)
Net asset value, end of period	$ 104.67	$ 101.40	$ 101.43	$ 91.48	$ 96.05	$ 88.49
Total Return B, C	6.41%	6.46%	19.03%	2.48%	17.45%	13.45%
Ratios to Average Net Assets E, I
Expenses before reductions G	.00% A	.00%	.00%	.00%	.00%	.00%
Expenses net of fee waivers, if any G	.00% A	.00%	.00%	.00%	.00%	.00%
Expenses net of all reductions G	.00% A	.00%	.00%	.00%	.00%	.00%
Net investment income (loss)	6.23%	6.54%	7.74%	7.94%	9.06%	10.77%
Supplemental Data
Net assets, end of period (000 omitted)	$ 454,367	$ 406,018	$ 537,445	$ 498,050	$ 599,814	$ 508,385
Portfolio turnover rate F	72% A	87%	51%	69%	82%	54%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DCalculated based on average shares outstanding during the period. EFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. FAmount does not include the portfolio activity of any underlying Fidelity Central Funds. GAmount represents less than .01%. HThe amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund. IExpense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended March 31, 2014 (Unaudited)

1. Organization.

Fidelity® High Income Central Fund 1 (the Fund) is a fund of Fidelity Central Investment Portfolios LLC (the LLC) and is authorized to issue an unlimited number of shares. The LLC is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware Limited Liability Company. Each fund in the LLC is a separate partnership for tax purposes. Shares of the Fund are only offered to other investment companies and accounts managed by Fidelity Management & Research Company (FMR), or its affiliates (the Investing Funds). The Board of Directors may permit the purchase of shares (for cash, securities or other consideration) and admit new Eligible Accredited Investors into each fund, in accordance with the Partnership Agreement.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the

Semiannual Report

3. Significant Accounting Policies - continued

date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Directors (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the FMR Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds and bank loan obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Commercial mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Investment Valuation - continued

Level 3 depending on the circumstances. The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of March 31, 2014 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income and distributions from other Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Partners. No provision has been made for U.S. Federal income taxes because the Fund allocates, at least annually among its partners, each partner's share of the Fund's income and expenses and capital gains and losses as determined by income tax regulations for inclusion in each partner's tax return.

Distributions are declared daily and paid monthly from net investment income on a book basis, except for certain items such as market discount and term loan fee income which are deemed distributed based on allocations to the partners and are reclassified to paid in capital. Due to the Fund's partnership structure, paid in capital includes any accumulated net investment income/(loss) and net realized gain/(loss) on investments.

There are no unrecognized tax benefits in the accompanying financial statements in connection with the tax positions taken by the Fund; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 18,637,888
Gross unrealized depreciation	(1,896,780)
Net unrealized appreciation (depreciation) on securities and other investments	$ 16,741,108

Tax Cost	$ 436,086,669

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Loans and Other Direct Debt Instruments. The Fund invests in direct debt instruments which are interests in amounts owed to lenders by corporate or other borrowers. These instruments may be in the form of loans, trade claims or other receivables and may include standby financing commitments such as revolving credit facilities that obligate the Fund to supply additional cash to the borrower on demand. Loans may be acquired through assignment or participation, or may be made directly to a borrower. The Fund may be contractually obligated to receive approval from the agent bank and/or borrower prior to the sale of these loans. The Fund did not have any unfunded loan commitments, which are contractual obligations for future funding, at period end.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $186,849,632 and $151,268,114, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. FMR Co., Inc. (the investment adviser), an affiliate of FMR, provides the Fund with investment management services. The Fund does not pay any fees for these services. Pursuant to the Fund's management contract with the investment adviser, FMR pays the investment adviser a portion of the management fees it receives from the Investing Funds. In addition, under an expense contract, FMR also pays all other expenses of the Fund, excluding custody fees, the compensation of the independent Directors, and certain exceptions such as interest expense.

6. Expense Reductions.

FMR voluntarily agreed to reimburse a portion of the Fund's operating expenses. For the period, the reimbursement reduced the expenses by $867.

In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $115.

Semiannual Report

7. Other.

The Fund's organizational documents provide former and current directors and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds managed by FMR or its affiliates were the owners of record of all of the outstanding shares of the Fund.

Semiannual Report

Fidelity® Floating Rate
Central Fund

Semiannual Report

March 31, 2014

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2014 FMR LLC. All rights reserved.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

FR1-SANN-0514
1.814673.109

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2013 to March 31, 2014).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense RatioB	Beginning Account Value October 1, 2013	Ending Account Value March 31, 2014	Expenses Paid During Period* October 1, 2013 to March 31, 2014
Actual	.0007%	$ 1,000.00	$ 1,045.27	$ -
HypotheticalA		$ 1,000.00	$ 1,024.93	$ -

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Five Holdings as of March 31, 2014
(by issuer, excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
First Data Corp.	2.9	3.1
H.J. Heinz Co.	1.9	2.0
Kronos, Inc.	1.7	1.5
Caesars Entertainment Resort Properties LLC	1.7	0.0
Fortescue Metals Group Ltd.	1.6	1.6
	9.8
Top Five Market Sectors as of March 31, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Technology	12.0	14.6
Energy	7.2	6.5
Healthcare	6.9	7.0
Telecommunications	6.7	7.1
Gaming	6.1	4.9
Quality Diversification (% of fund's net assets)
As of March 31, 2014	As of September 30, 2013
BBB 3.3%	BBB 1.9%
BB 21.8%	BB 27.1%
B 56.4%	B 49.0%
CCC,CC,C 6.7%	CCC,CC,C 8.1%
Not Rated 7.0%	Not Rated 7.2%
Equities 0.9%	Equities 1.0%
Short-Term Investments and Net Other Assets 3.9%	Short-Term Investments and Net Other Assets 5.7%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Asset Allocation (% of fund's net assets)
As of March 31, 2014 *		As of September 30, 2013 **
	Bank Loan Obligations 94.0%		Bank Loan Obligations 90.2%
	Nonconvertible Bonds 1.2%		Nonconvertible Bonds 3.1%
	Common Stocks 0.9%		Common Stocks 1.0%
	Short-Term Investments and Net Other Assets (Liabilities) 3.9%		Short-Term Investments and Net Other Assets (Liabilities) 5.7%
* Foreign investments	10.8%	** Foreign investments	11.1%

Semiannual Report

Investments March 31, 2014

Showing Percentage of Net Assets

Bank Loan Obligations (f) - 94.0%
	Principal Amount	Value
Air Transportation - 0.4%
Northwest Airlines Corp. Tranche A, term loan 1.99% 12/24/18 (e)	$ 2,322,418	$ 2,136,625
U.S. Airways, Inc. Tranche B 1LN, term loan 3.5% 5/23/19 (e)	4,250,000	4,239,375
		6,376,000
Automotive - 1.5%
Affinia Group, Inc. Tranche B 2LN, term loan 4.8628% 4/25/20 (e)	1,592,963	1,594,954
Chrysler Group LLC term loan 3.25% 12/31/18 (e)	6,000,000	5,970,000
Federal-Mogul Corp.:
Tranche B, term loan 2.0975% 12/27/14 (e)	3,192,973	3,180,999
Tranche C, term loan 2.0975% 12/27/15 (e)	1,873,885	1,866,858
North American Lifting Holdings, Inc.:
Tranche 1LN, term loan 5.5% 11/27/20 (e)	2,688,263	2,705,064
Tranche 2LN, term loan 10% 11/27/21 (e)	2,490,000	2,499,338
Tower Automotive Holdings U.S.A. LLC term loan 4% 4/23/20 (e)	2,977,538	2,970,094
		20,787,307
Broadcasting - 3.0%
Clear Channel Capital I LLC Tranche B, term loan 3.8025% 1/29/16 (e)	10,026,131	9,900,804
Clear Channel Communications, Inc. Tranche D, term loan 6.9025% 1/30/19 (e)	7,950,000	7,791,000
ION Media Networks, Inc. Tranche B, term loan 5% 12/18/20 (e)	10,972,500	11,027,363
NEP/NCP Holdco, Inc.:
Tranche 2LN, term loan 9.5% 7/22/20 (e)	485,714	497,857
Tranche B, term loan 4.25% 1/22/20 (e)	2,000,000	2,005,000
Nine Entertainment Co. Tranche B, term loan 3.25% 2/5/20 (e)	1,989,950	1,975,025
Univision Communications, Inc. Tranche C 4LN, term loan 4% 3/1/20 (e)	8,942,588	8,964,944
		42,161,993
Building Materials - 0.9%
American Builders & Contractors Supply Co., Inc. Tranche B, term loan 3.5% 4/16/20 (e)	3,457,625	3,453,303
Continental Building Products Tranche B 1LN, term loan 4.75% 8/28/20 (e)	1,477,575	1,481,269
GYP Holdings III Corp. Tranche 2LN, term loan 7.75% 3/27/22 (e)	2,420,000	2,395,800
Interline Brands, Inc. Tranche B, term loan 4% 3/17/21 (e)	3,240,000	3,235,950
Bank Loan Obligations (f) - continued
	Principal Amount	Value
Building Materials - continued
Livingston International, Inc. Tranche B1 1LN, term loan 5% 4/18/19 (e)	$ 2,264,131	$ 2,261,301
Ply Gem Industries, Inc. Tranche B, term loan 4% 2/1/21 (e)	610,000	609,238
		13,436,861
Cable TV - 3.2%
Cequel Communications LLC Tranche B, term loan 3.5% 2/14/19 (e)	6,929,293	6,937,955
Charter Communications Operating LLC Tranche F, term loan 3% 1/3/21 (e)	6,947,500	6,878,025
CSC Holdings LLC Tranche B, term loan 2.6525% 4/17/20 (e)	6,947,500	6,860,656
RCN Telecom Services, LLC Tranche B, term loan 4.5% 3/1/20 (e)	5,006,524	5,040,318
UPC Broadband Holding BV Tranche AH, term loan 3.25% 6/30/21 (e)	3,600,000	3,591,000
WideOpenWest Finance LLC Tranche B, term loan 4.75% 4/1/19 (e)	5,920,898	5,943,102
Ziggo B.V.:
Tranche B 1LN, term loan 1/15/22 (h)	3,697,872	3,656,456
Tranche B 2LN, term loan 1/15/22 (h)	2,382,979	2,356,289
Tranche B 3LN, term loan 1/15/22 (h)	3,919,149	3,875,254
		45,139,055
Capital Goods - 0.5%
Doncasters PLC:
Tranche B 1LN, term loan 5.5% 4/9/20 (e)	4,504,500	4,527,023
Tranche B 2LN, term loan 9.5% 10/9/20 (e)	2,135,000	2,167,025
SRAM LLC. Tranche B, term loan 4.011% 4/10/20 (e)	358,916	355,327
		7,049,375
Chemicals - 1.9%
Chromaflo Technologies Corp.:
Tranche 2LN, term loan 8.25% 6/2/20 (e)	2,000,000	2,020,000
Tranche B 1LN, term loan 4.5% 12/2/19 (e)	3,990,000	4,009,950
Cyanco Intermediate Corp. Tranche B, term loan 5.5% 5/1/20 (e)	2,102,358	2,126,010
Emerald Performance Materials, LLC Tranche B, term loan 6.75% 5/18/18 (e)	6,324,826	6,324,826
Kronos Worldwide, Inc. Tranche B, term loan 4.75% 2/18/20 (e)	5,030,000	5,086,588
Bank Loan Obligations (f) - continued
	Principal Amount	Value
Chemicals - continued
Tronox Pigments (Netherlands) B.V. Tranche B, term loan 4.5% 3/19/20 (e)	$ 2,614,740	$ 2,627,814
U.S. Coatings Acquisition, Inc. Tranche B, term loan 4% 2/1/20 (e)	4,260,586	4,265,912
		26,461,100
Consumer Products - 2.2%
Calceus Acquisition, Inc. Tranche B 1LN, term loan 5% 2/1/20 (e)	3,980,000	3,984,975
KIK Custom Products, Inc. Tranche B 1LN, term loan 5.5% 4/29/19 (e)	6,312,328	6,287,079
Revlon Consumer Products Corp. term loan 4% 8/19/19 (e)	2,992,500	2,996,241
Spotless Holdings Ltd.:
Tranche 2LN, term loan 8.75% 4/2/19 (e)	3,000,000	3,075,000
Tranche B 1LN, term loan 5% 10/2/18 (e)	2,648,400	2,684,816
Sun Products Corp. Tranche B, term loan 5.5% 3/23/20 (e)	6,583,698	6,221,595
Wilsonart LLC Tranche B, term loan 4% 10/31/19 (e)	5,702,815	5,702,815
		30,952,521
Containers - 2.3%
Ardagh Holdings U.S.A., Inc. Tranche B, term loan:
12/17/19 (h)	4,765,000	4,782,869
4.25% 12/17/19 (e)	1,506,225	1,511,873
Berlin Packaging, LLC Tranche 2LN, term loan 8.75% 4/3/20 (e)	1,935,000	1,976,216
Berry Plastics Corp. Tranche E, term loan 3.75% 1/6/21 (e)	6,000,000	5,985,000
Clondalkin Acquisition BV:
Tranche 2LN, term loan 10% 11/30/20 (e)	2,000,000	2,010,000
Tranche B 1LN, term loan 4.5% 5/31/20 (e)	3,970,000	4,004,738
Consolidated Container Co. Tranche B, term loan 5% 7/3/19 (e)	2,748,001	2,775,481
Reynolds Consumer Products Holdings, Inc. Tranche B, term loan 4% 12/1/18 (e)	6,982,500	7,008,684
Tricorbraun, Inc. Tranche B, term loan 4% 5/3/18 (e)	2,016,208	2,017,479
		32,072,340
Diversified Financial Services - 3.4%
AlixPartners LLP Tranche 2LN, term loan 9% 7/10/21 (e)	3,500,000	3,605,000
Delos Finance SARL Tranche B LN, term loan 3.5% 3/6/21 (e)	4,300,000	4,294,625
Energy & Minerals Group Tranche B, term loan 4.75% 3/27/20 (e)	2,470,000	2,473,088
Bank Loan Obligations (f) - continued
	Principal Amount	Value
Diversified Financial Services - continued
Fly Funding II Sarl Tranche B, term loan 4.5% 8/9/19 (e)	$ 3,580,313	$ 3,616,116
Flying Fortress, Inc. term loan 3.5% 6/30/17 (e)	1,666,667	1,660,500
HarbourVest Partners LLC Tranche B, term loan 3.25% 2/4/21 (e)	3,059,156	3,047,684
Moxie Patriot LLC Tranche B, term loan 6.75% 12/19/20 (e)	3,665,000	3,752,044
Ocwen Loan Servicing, LLC Tranche B, term loan 5% 2/15/18 (e)	2,430,450	2,439,564
Sheridan Investment Partners I, LLC:
Tranche B 2LN, term loan 4.25% 10/1/19 (e)	6,835,150	6,869,326
Tranche B, term loan 4.25% 10/1/18 (e)	1,955,000	1,955,000
Star West Generation LLC Tranche B, term loan 4.25% 3/13/20 (e)	6,718,670	6,718,670
TransUnion LLC:
Tranche B, term loan 3/21/21 (h)	6,000,000	6,030,000
Tranche B, term loan 4.25% 2/10/19 (e)	1,586,297	1,594,228
		48,055,845
Diversified Media - 1.3%
Advanstar Communications, Inc.:
Tranche 2LN, term loan 9.5% 6/6/20 (e)	1,000,000	998,750
Tranche B 1LN, term loan 5.5% 4/29/19 (e)	6,930,000	6,921,338
Emerald Expositions Holdings, Inc. Tranche B, term loan 5.5% 6/17/20 (e)	1,356,588	1,365,135
McGraw-Hill School Education Tranche B, term loan 6.25% 12/18/19 (e)	4,987,500	5,024,906
WMG Acquisition Corp. term loan 3.75% 7/1/20 (e)	3,984,975	3,975,013
		18,285,142
Electric Utilities - 4.9%
Alinta Energy Finance Pty. Ltd. Tranche B, term loan:
0.5% 8/13/19 (e)(g)	587,080	595,886
6.375% 8/13/19 (e)	8,929,060	9,062,996
Calpine Corp.:
Tranche B 3LN, term loan 4% 10/9/19 (e)	4,762,475	4,768,428
Tranche B 4LN, term loan 4% 10/31/20 (e)	2,992,500	2,996,241
Dynegy, Inc. Tranche B 2LN, term loan 4% 4/23/20 (e)	2,870,615	2,881,380
EquiPower Resources Holdings LLC:
Tranche B 1LN, term loan 4.25% 12/21/18 (e)	2,845,353	2,856,023
Tranche C, term loan 4.25% 12/31/19 (e)	2,912,995	2,923,918
Essential Power LLC Tranche B, term loan 4.75% 8/8/19 (e)	7,855,403	7,894,680
InterGen NV Tranche B, term loan 5.5% 6/13/20 (e)	7,468,563	7,580,591
Bank Loan Obligations (f) - continued
	Principal Amount	Value
Electric Utilities - continued
La Frontera Generation, LLC Tranche B, term loan 4.5% 9/30/20 (e)	$ 6,501,674	$ 6,517,928
Tempus Public Foundation Generation Holdings LLC Tranche B, term loan 4.75% 12/31/17 (e)	1,741,675	1,676,362
Topaz Power Holdings, LLC Tranche B, term loan 5.25% 2/26/20 (e)	6,243,625	6,118,753
TXU Energy LLC Tranche B, term loan:
3.7369% 10/10/14 (e)	1,202,894	864,580
4.7369% 10/10/17 (e)	11,084,000	7,966,625
USIC Holdings, Inc. Tranche B, term loan 4% 7/10/20 (e)	1,588,000	1,588,000
Windsor Financing, LLC Tranche B, term loan 6.25% 12/5/17 (e)	2,623,869	2,689,466
		68,981,857
Energy - 7.1%
Alon U.S.A. Partners LP term loan 9.25% 11/26/18 (e)	3,952,743	4,091,089
Atlantic Power Ltd. Partnership Tranche B LN, term loan 4.75% 2/24/21 (e)	3,035,000	3,046,381
Atlas Energy LP Tranche B, term loan 6.5% 7/31/19 (e)	791,025	813,767
Chesapeake Energy Corp. Tranche B, term loan 5.75% 12/2/17 (e)	10,075,000	10,289,598
Empire Generating Co. LLC:
Tranche B, term loan 5.25% 3/14/21 (e)	2,500,543	2,522,423
Tranche C, term loan 5.25% 3/14/21 (e)	174,457	175,983
EP Energy LLC term loan 4.5% 4/30/19 (e)	750,000	750,000
Everest Acquisition LLC Tranche B 3LN, term loan 3.5% 5/24/18 (e)	4,593,333	4,587,592
ExGen Renewables I, LLC Tranche B term loan 5.25% 2/6/21 (e)	1,390,000	1,410,850
Fieldwood Energy, LLC:
Tranche 2LN, term loan 8.375% 9/30/20 (e)	15,585,000	16,247,363
Tranche B 1LN, term loan 3.875% 9/30/18 (e)	3,417,830	3,422,102
LSP Madison Funding LLC Tranche 1LN, term loan 5.5% 6/28/19 (e)	2,142,706	2,153,419
MRC Global, Inc. Tranche B, term loan 4.7531% 11/9/19 (e)	4,477,500	4,533,469
Northeast Wind Capital II, LLC Tranche B, term loan 5% 11/14/20 (e)	2,560,718	2,589,526
Offshore Group Investment Ltd. Tranche B, term loan 5% 10/25/17 (e)	5,197,500	5,197,500
Pacific Drilling SA Tranche B, term loan 4.5% 6/3/18 (e)	2,669,825	2,676,500
Panda Sherman Power, LLC term loan 9% 9/14/18 (e)	11,080,000	11,384,700
Bank Loan Obligations (f) - continued
	Principal Amount	Value
Energy - continued
Panda Temple Power, LLC term loan 7.25% 4/3/19 (e)	$ 2,710,000	$ 2,774,363
Ruby Western Pipeline Holdings LLC Tranche B, term loan 3.5% 3/27/20 (e)	3,935,979	3,916,299
Samson Investment Co. Tranche B 2LN, term loan 5% 9/25/18 (e)	3,285,000	3,317,850
Sheridan Investment Partners I term loan 4.25% 12/16/20 (e)	4,740,481	4,770,347
Sheridan Production Partners I:
Tranche A, term loan 4.25% 12/16/20 (e)	659,435	663,590
Tranche M, term loan 4.25% 12/16/20 (e)	245,933	247,483
TPF II LC LLC Tranche B, term loan 6.5% 8/21/19 (e)	4,104,661	4,140,577
Vantage Drilling Co. Tranche B, term loan 5.75% 3/28/19 (e)	2,549,250	2,568,369
Western Refining, Inc. Tranche B, term loan 4.25% 11/12/20 (e)	2,254,350	2,274,188
		100,565,328
Entertainment/Film - 0.4%
CBS Outdoor Americas Capital LLC/CBS Outdoor Americas Capital Corp. Tranche B, term loan 3% 1/31/21 (e)	2,290,000	2,278,550
William Morris Endeavor Entertainment, LLC. Tranche B 1LN, term loan 3/21/21 (h)	4,000,000	3,980,000
		6,258,550
Environmental - 1.7%
ADS Waste Holdings, Inc. Tranche B 2LN, term loan 3.75% 10/9/19 (e)	6,418,750	6,410,727
Darling International, Inc. Tranche B, term loan 3.25% 1/6/21 (e)	1,925,000	1,925,000
Metal Services LLC Tranche B, term loan 6% 6/30/17 (e)	2,992,500	3,029,906
Tervita Corp. Tranche B 1LN, term loan 6.25% 5/15/18 (e)	8,766,450	8,689,744
The Brickman Group, Ltd.:
Tranche 2LN, term loan 7.5% 12/18/21 (e)	490,000	498,575
Tranche B 1LN, term loan 4.0031% 12/18/20 (e)	1,865,325	1,865,325
WTG Holdings III Corp. Tranche B 1LN, term loan 4.75% 1/15/21 (e)	1,496,250	1,499,991
		23,919,268
Food & Drug Retail - 3.5%
Albertson's LLC:
Tranche B 1LN, term loan 4.25% 3/21/16 (e)	1,945,300	1,952,595
Tranche B 2LN, term loan 4.75% 3/21/19 (e)	3,513,664	3,540,016
Bank Loan Obligations (f) - continued
	Principal Amount	Value
Food & Drug Retail - continued
Ferrara Candy Co., Inc. Tranche B, term loan 7.5% 6/18/18 (e)	$ 5,703,990	$ 5,247,671
Grocery Outlet, Inc.:
Tranche 2LN, term loan 10.5% 6/17/19 (e)	1,586,087	1,609,878
Tranche B 1LN, term loan 5.5% 12/17/18 (e)	4,493,871	4,499,489
Performance Food Group, Inc. Tranche 2LN, term loan 6.25% 11/14/19 (e)	6,947,500	7,060,397
PRA Holdings, Inc. Tranche B, term loan 4.5% 9/23/20 (e)	3,980,000	3,970,050
Rite Aid Corp.:
Tranche 2 LN2, term loan 4.875% 6/21/21 (e)	4,000,000	4,055,000
Tranche 2LN, term loan 5.75% 8/21/20 (e)	1,555,000	1,586,100
Tranche B 7LN, term loan 3.5% 2/21/20 (e)	2,625,163	2,631,725
Roundys Supermarket, Inc. Tranche B LN, term loan 5.75% 3/3/21 (e)	2,970,000	2,977,425
Smart & Final, Inc. Tranche B, term loan 4.75% 11/15/19 (e)	8,568,424	8,579,134
Sprouts Farmers Market LLC Tranche B, term loan 4% 4/23/20 (e)	2,180,768	2,180,768
		49,890,248
Food/Beverage/Tobacco - 3.3%
AdvancePierre Foods, Inc.:
Tranche 1LN, term loan 5.75% 7/10/17 (e)	1,975,000	1,984,875
Tranche 2LN, term loan 9.5% 10/10/17 (e)	1,935,000	1,891,463
Arysta Lifescience SPC LLC:
Tranche B 1LN, term loan 4.5% 5/29/20 (e)	3,969,998	3,979,923
Tranche B 2LN, term loan 8.25% 11/30/20 (e)	3,000,000	3,060,000
CTI Foods Holdings Co. LLC Tranche 1LN, term loan 4.5% 6/28/20 (e)	3,980,000	3,980,000
H.J. Heinz Co. Tranche B 2LN, term loan 3.5% 6/7/20 (e)	27,293,750	27,361,969
OSI Restaurant Partners LLC Tranche B, term loan 3.5% 10/26/19 (e)	3,667,625	3,667,625
		45,925,855
Gaming - 6.1%
Caesars Entertainment Resort Properties LLC Tranche B 1LN, term loan 7% 10/11/20 (e)	23,282,550	23,457,169
CBAC Borrower LLC Tranche B, term loan 8.25% 7/2/20 (e)	5,895,000	6,160,275
CityCenter Holdings LLC Tranche B, term loan 5% 10/16/20 (e)	5,985,000	6,022,706
Bank Loan Obligations (f) - continued
	Principal Amount	Value
Gaming - continued
Fantasy Springs Resort Casino term loan 12% 8/6/12 (c)(e)	$ 4,979,371	$ 3,883,909
Golden Nugget, Inc. Tranche B, term loan:
5.5% 11/21/19 (e)	3,630,900	3,703,518
5.5% 11/21/19 (e)	1,556,100	1,587,222
Graton Economic Development Authority Tranche B, term loan 9% 8/22/18 (e)	12,210,000	12,759,450
Harrah's Entertainment, Inc. Tranche B 6LN, term loan 5.4886% 1/28/18 (e)	3,985,183	3,756,035
MGM Mirage, Inc. Tranche B, term loan 3.5% 12/20/19 (e)	6,680,438	6,672,421
Mohegan Tribal Gaming Authority Tranche B, term loan 5.5% 11/19/19 (e)	2,588,513	2,638,678
Shingle Springs Tribal Gaming Authority Tranche B, term loan 6.25% 8/29/19 (e)	748,600	763,572
Station Casinos LLC Tranche B, term loan 4.25% 3/1/20 (e)	9,112,089	9,112,089
Stockbridge SBE Holdings LLC Tranche B, term loan 13% 5/2/17 (e)	1,652,500	1,817,750
Tropicana Entertainment, Inc. Tranche B, term loan 4% 11/27/20 (e)	4,069,550	4,084,811
		86,419,605
Healthcare - 6.9%
Carestream Health, Inc. Tranche B 1LN, term loan 5% 6/7/19 (e)	4,812,500	4,860,625
Community Health Systems, Inc.:
Tranche D, term loan 4.25% 1/27/21 (e)	14,949,665	15,080,475
Tranche E, term loan 3.4686% 1/25/17 (e)	1,924,443	1,929,447
Drumm Investors LLC Tranche B, term loan 5% 5/4/18 (e)	5,301,524	5,248,508
Emergency Medical Services Corp. Tranche B, term loan 4% 5/25/18 (e)	5,080,532	5,093,234
Genesis HealthCare Corp. Tranche B, term loan 10.0109% 12/4/17 (e)	5,717,949	5,860,897
Grifols, S.A. Tranche B, term loan 3/7/21 (h)	4,000,000	4,000,000
HCA Holdings, Inc. Tranche B 5LN, term loan 2.9025% 3/31/17 (e)	18,536,850	18,536,850
HCR Healthcare LLC Tranche B, term loan 5% 4/6/18 (e)	4,498,612	4,442,379
Ikaria, Inc.:
Tranche 2LN, term loan 8.75% 2/12/22 (e)	555,000	562,493
Tranche B 1LN, term loan 5% 2/12/21 (e)	3,480,000	3,506,100
Jazz Pharmaceuticals, Inc. Tranche B 2LN, term loan 3.25% 6/12/18 (e)	773,063	772,096
Bank Loan Obligations (f) - continued
	Principal Amount	Value
Healthcare - continued
MModal, Inc. Tranche B, term loan 9% 8/17/19 (e)	$ 5,006,084	$ 3,920,064
MPH Acquisition Holdings LLC Tranche B, term loan 4% 3/21/21 (e)	5,425,000	5,411,438
National Mentor Holdings, Inc. Tranche B, term loan 4.75% 1/31/21 (e)	1,710,000	1,720,688
Pharmedium Healthcare Corp.:
Tranche 2LN, term loan 7.75% 1/28/22 (e)	1,980,000	1,999,800
Tranche B 1LN, term loan 4.25% 1/28/21 (e)	6,870,000	6,870,000
Salix Pharmaceuticals Ltd. Tranche B, term loan 4.25% 1/2/20 (e)	2,547,750	2,582,782
Sheridan Holdings, Inc. Trache 2LN, term loan 8.25% 12/18/21 (e)	1,390,000	1,417,800
Skilled Healthcare Group, Inc. term loan 6.75% 4/9/16 (e)	1,045,740	1,040,512
U.S. Renal Care, Inc.:
Tranche 2LN, term loan 8.5% 7/3/20 (e)	1,437,000	1,454,963
Tranche B 2LN, term loan 4.2531% 7/3/19 (e)	1,613,695	1,611,678
		97,922,829
Homebuilders/Real Estate - 0.6%
Realogy Corp. Credit-Linked Deposit 4.4463% 10/10/16 (e)	101,962	101,707
Realogy Group LLC Tranche B, term loan 3.75% 3/5/20 (e)	8,063,703	8,063,703
		8,165,410
Hotels - 2.5%
Belmond Interfin Ltd. Tranche B, term loan 4% 3/21/21 (e)	3,815,000	3,810,231
Four Seasons Holdings, Inc.:
Tranche 2LN, term loan 6.25% 12/27/20 (e)	1,655,000	1,677,756
Tranche B 1LN, term loan 3.5038% 6/27/20 (e)	3,746,175	3,746,175
Hilton Worldwide Finance, LLC Tranche B, term loan 3.75% 10/25/20 (e)	12,569,211	12,600,634
La Quinta Intermediate Holdings LLC Tranche B LN, Tranche B, term loan 2/21/21 (h)	10,545,000	10,518,638
Playa Resorts Holding BV Tranche B, term loan 4% 8/9/19 (e)	3,438,800	3,460,293
		35,813,727
Insurance - 0.2%
CNO Financial Group, Inc. Tranche B 2LN, term loan 3.75% 9/28/18 (e)	2,336,540	2,339,461
Bank Loan Obligations (f) - continued
	Principal Amount	Value
Leisure - 1.7%
24 Hour Fitness Worldwide, Inc. Tranche B, term loan 5% 4/22/16 (e)	$ 3,906,561	$ 3,926,094
Equinox Holdings, Inc.:
Tranche 2LN, term loan 9.75% 8/1/20 (e)	2,400,000	2,430,000
Tranche B 1LN, term loan 4.2509% 2/1/20 (e)	4,187,887	4,198,357
Planet Fitness Holdings, LLC. Tranche B, term loan 4.75% 3/27/21 (e)	1,670,000	1,682,525
SMG Tranche B 1LN, term loan 4.5% 2/27/20 (e)	5,331,638	5,318,308
Town Sports International LLC Tranche B, term loan 4.5% 11/15/20 (e)	5,985,000	5,925,150
		23,480,434
Metals/Mining - 3.7%
Alpha Natural Resources, Inc. Tranche B, term loan 3.5% 5/22/20 (e)	3,042,317	2,947,245
Ameriforge Group, Inc.:
Tranche B 1LN, term loan 5% 1/25/20 (e)	3,015,683	3,026,992
Tranche B 2LN, term loan 8.75% 1/25/21 (e)	3,445,000	3,522,513
Arch Coal, Inc. Tranche B, term loan 6.25% 5/16/18 (e)	1,367,298	1,346,788
Fortescue Metals Group Ltd. Tranche B, term loan 4.25% 6/30/19 (e)	22,014,375	22,124,447
Murray Energy Corp. Tranche B 1LN, term loan 5.25% 12/5/19 (e)	4,455,000	4,499,550
Oxbow Carbon LLC Tranche 2LN, term loan 8% 1/19/20 (e)	2,000,000	2,035,000
Peabody Energy Corp. Tranche B, term loan 4.25% 9/24/20 (e)	6,965,000	6,973,706
Walter Energy, Inc. Tranche B, term loan 7.25% 4/1/18 (e)	5,985,000	5,775,525
		52,251,766
Publishing/Printing - 2.7%
Cengage Learning Acquisitions, Inc. Tranche 1LN, term loan 3/6/20 (h)	4,250,000	4,303,125
Cenveo Corp. Tranche B, term loan 6.25% 2/13/17 (e)	952,692	964,600
Getty Images, Inc. Tranche B, term loan 4.75% 10/18/19 (e)	7,520,941	7,191,900
Harland Clarke Holdings Corp. Tranche B 4LN, term loan 6% 8/4/19 (e)	2,076,938	2,089,918
Houghton Mifflin Harcourt Publishing, Inc. Tranche B, term loan 4.25% 5/22/18 (e)	2,190,300	2,195,776
McGraw-Hill Global Education Holdings, LLC Tranche B, term loan 5.7531% 3/22/19 (e)	9,653,467	9,713,801
Bank Loan Obligations (f) - continued
	Principal Amount	Value
Publishing/Printing - continued
Quad/Graphics, Inc. Tranche B, term loan 4% 7/26/18 (e)	$ 2,727,483	$ 2,727,483
Springer Science+Business Media Deutschland GmbH Tranche B 2LN, term loan 5% 8/14/20 (e)	8,604,269	8,625,779
		37,812,382
Restaurants - 0.6%
Burger King Corp. Tranche B, term loan 3.75% 9/28/19 (e)	1,865,570	1,874,898
Landry's Restaurants, Inc. Tranche B, term loan 4% 4/24/18 (e)	3,504,426	3,521,948
NPC International, Inc. Tranche B, term loan 4% 12/28/18 (e)	2,730,253	2,733,666
		8,130,512
Services - 3.2%
Bright Horizons Family Solutions, Inc. Tranche B, term loan 4% 1/30/20 (e)	2,927,937	2,931,597
Coinmach Service Corp. Tranche B, term loan 4.25% 11/14/19 (e)	5,517,746	5,531,540
EFS Cogen Holdings I LLC Tranche B, term loan 3.75% 12/17/20 (e)	1,694,579	1,703,052
Filtration Group Corp.:
Tranche 2LN, term loan 8.25% 11/21/21 (e)	570,000	579,263
Tranche B 1LN, term loan 4.5% 11/21/20 (e)	678,300	682,539
Laureate Education, Inc. Tranche B, term loan 5% 6/16/18 (e)	10,524,031	10,405,635
Lineage Logistics Holdings, LLC. Tranche B, term loan 3/31/21 (h)	7,000,000	6,982,500
Nexeo Solutions LLC Tranche B, term loan 5% 9/9/17 (e)	4,657,186	4,657,186
Nord Anglia Education Tranche B, term loan 3/21/21 (h)	5,000,000	5,000,000
Redtop Acquisitions Ltd.:
Tranche 2LN, term loan 8.25% 6/3/21 (e)	1,655,000	1,702,581
Tranche B 1LN, term loan 4.5% 12/3/20 (e)	945,000	950,906
SourceHOV LLC:
Tranche 2LN, term loan 8.75% 4/30/19 (e)	1,635,000	1,671,788
Tranche B 1LN, term loan 5.25% 4/30/18 (e)	2,168,613	2,182,166
		44,980,753
Shipping - 2.3%
American Commercial Lines, Inc. Tranche B, term loan 7.5% 9/22/19 (e)	8,332,227	8,332,227
Bank Loan Obligations (f) - continued
	Principal Amount	Value
Shipping - continued
CEVA Group PLC:
Tranche B, term loan 6.399% 3/19/21 (e)	$ 2,026,798	$ 1,996,396
Tranche C, term loan 6.5% 3/19/21 (e)	753,202	741,904
Harvey Gulf International Tranche B, term loan 5.4944% 6/18/20 (e)	6,965,000	6,965,000
Navios Partners Finance (U.S.), Inc. Tranche B, term loan 5.25% 6/27/18 (e)	5,746,125	5,789,221
Swift Transportation Co. LLC Tranche B 2LN, term loan 4% 12/21/17 (e)	2,595,122	2,614,585
YRC Worldwide, Inc. Tranche B, term loan 8% 2/13/19 (e)	5,985,000	6,029,888
		32,469,221
Super Retail - 3.2%
Academy Ltd. Tranche B, term loan 4.5% 8/3/18 (e)	2,973,240	2,980,673
Bass Pro Group LLC Tranche B, term loan 3.7538% 11/20/19 (e)	2,094,262	2,102,115
BJ's Wholesale Club, Inc.:
Tranche 2LN, term loan 8.5% 3/31/20 (e)	1,735,000	1,780,544
Tranche B 1LN, term loan 4.5% 9/26/19 (e)	4,987,500	5,012,438
General Nutrition Centers, Inc. Tranche B, term loan 3.25% 3/4/19 (e)	1,998,315	1,985,825
J. Crew Group, Inc. Tranche B LN, term loan 4% 3/5/21 (e)	3,800,000	3,785,940
JC Penney Corp., Inc. Tranche B, term loan 6% 5/22/18 (e)	8,139,497	8,108,974
PETCO Animal Supplies, Inc. term loan 4% 11/24/17 (e)	3,621,044	3,621,044
Sears Holdings Corp. Tranche ABL, term loan 5.5% 6/30/18 (e)	8,135,513	8,176,190
Sports Authority, Inc. Tranche B, term loan 7.5% 11/16/17 (e)	7,420,396	7,420,396
		44,974,139
Technology - 12.0%
Activision Blizzard, Inc. Tranche B, term loan 3.25% 10/11/20 (e)	5,932,500	5,925,381
Ancestry.com, Inc.:
Tranche B 2LN, term loan 4% 5/15/18 (e)	1,073,025	1,075,708
Tranche B, term loan 4.5% 12/28/18 (e)	8,122,281	8,132,433
Applied Systems, Inc.:
Tranche B 1LN, term loan 4.25% 1/23/21 (e)	1,226,925	1,229,992
Tranche B 2LN, term loan 7.5% 1/23/22 (e)	310,000	313,906
Bank Loan Obligations (f) - continued
	Principal Amount	Value
Technology - continued
Avaya, Inc. Tranche B 3LN, term loan 4.7336% 10/26/17 (e)	$ 2,687,009	$ 2,623,192
BMC Software Finance, Inc. Tranche B, term loan:
5% 9/10/20 (e)	1,975,050	1,965,175
5% 9/10/20 (e)	16,708,125	16,708,125
Ceridian Corp. Tranche B, term loan 4.4038% 5/9/17 (e)	2,751,643	2,772,281
CompuCom Systems, Inc. Tranche B, term loan 4.25% 5/9/20 (e)	2,267,863	2,259,358
Datapipe, Inc. Tranche B 1LN, term loan 5.75% 3/15/19 (e)	3,816,450	3,816,450
Dell International LLC Tranche B, term loan 4.5% 4/29/20 (e)	10,002,463	9,927,444
Fibertech Networks, LLC Tranche B 1LN, term loan 4% 12/18/19 (e)	1,431,386	1,429,597
First Data Corp.:
term loan:
3.6545% 3/24/17 (e)	22,896,917	22,868,296
4.1545% 3/24/18 (e)	13,497,000	13,513,871
Tranche B, term loan 4.1545% 9/24/18 (e)	5,500,000	5,506,875
Freescale Semiconductor, Inc. Tranche B 4LN, term loan 4.25% 3/1/20 (e)	6,432,326	6,448,407
Generac Power Systems, Inc. Tranche B, term loan 3.5% 5/31/20 (e)	3,383,000	3,374,543
Genesys Telecommunications Laboratories, Inc. Tranche B, term loan 4.5% 11/13/20 (e)	1,680,788	1,680,788
GXS Group, Inc. Tranche B, term loan 3.25% 1/16/21 (e)	3,990,000	3,990,000
Infor U.S., Inc. Tranche B 5LN, term loan 3.75% 6/3/20 (e)	7,910,175	7,880,907
Information Resources, Inc. Tranche B, term loan 4.7544% 9/30/20 (e)	3,392,950	3,409,915
ION Trading Technologies Ltd.:
Tranche 1LN, term loan 4.5% 5/22/20 (e)	2,409,375	2,415,398
Tranche 2LN, term loan 8.25% 5/22/21 (e)	3,152,420	3,183,944
Kronos, Inc.:
Tranche 2LN, term loan:
4/30/20 (h)	1,260,000	1,297,800
9.75% 4/30/20 (e)	17,115,000	17,714,025
Tranche B 1LN, term loan 4.5% 10/30/19 (e)	3,941,174	3,961,274
Tranche B, term loan 10/30/19 (h)	845,000	854,506
Bank Loan Obligations (f) - continued
	Principal Amount	Value
Technology - continued
Oberthur Technologies Tranche B 2LN, term loan 4.5% 10/18/19 (e)	$ 7,985,000	$ 8,041,534
Sybil Software LLC. Tranche B, term loan 5% 3/20/20 (e)	5,095,000	5,069,525
		169,390,650
Telecommunications - 6.5%
Altice Financing SA Tranche B, term loan 5.5% 6/24/19 (e)	12,483,713	12,780,201
Consolidated Communications, Inc. Tranche B, term loan 4.25% 12/23/20 (e)	1,261,838	1,269,724
Crown Castle Operating Co. Tranche B 2LN, term loan 3.25% 1/31/21 (e)	4,041,204	4,041,204
Digicel International Finance Ltd.:
Tranche D 1LN, term loan 3.75% 3/31/17 (e)	5,510,000	5,496,225
Tranche D, term loan 3.75% 3/31/15 (e)	11,480,800	11,452,098
DigitalGlobe, Inc. Tranche B, term loan 3.75% 1/31/20 (e)	1,371,150	1,371,150
FairPoint Communications, Inc. Tranche B, term loan 7.5% 2/14/19 (e)	20,458,350	21,072,101
Integra Telecom Holdings, Inc.:
Tranche 2LN, term loan 9.75% 2/22/20 (e)	1,415,000	1,446,838
Tranche B, term loan 5.25% 2/22/19 (e)	2,445,337	2,451,451
Intelsat Jackson Holdings SA Tranche B 2LN, term loan 3.75% 6/30/19 (e)	7,000,000	7,017,500
Level 3 Financing, Inc. Tranche B 3LN, term loan 4% 8/1/19 (e)	9,285,000	9,297,071
LTS Buyer LLC:
Tranche 2LN, term loan 8% 4/11/21 (e)	433,263	439,761
Tranche B 1LN, term loan 4% 4/11/20 (e)	3,790,452	3,771,500
Mitel U.S. Holdings, Inc. Tranche B, term loan 5.25% 1/31/20 (e)	3,556,088	3,582,758
Securus Technologies Holdings, Inc.:
Tranche 2LN, term loan 9% 4/30/21 (e)	215,000	217,150
Tranche B 1LN, term loan 4.75% 4/30/20 (e)	5,595,983	5,602,978
		91,309,710
Textiles & Apparel - 0.3%
Party City Holdings, Inc. Tranche B LN, term loan 4% 7/27/19 (e)	3,805,463	3,800,706
TOTAL BANK LOAN OBLIGATIONS (Cost $1,306,639,049)		1,325,579,950
Nonconvertible Bonds - 1.2%
	Principal Amount	Value
Broadcasting - 0.1%
Clear Channel Communications, Inc. 9% 12/15/19	$ 1,807,000	$ 1,897,350
Building Materials - 0.2%
CEMEX S.A.B. de CV 5.2336% 9/30/15 (d)(e)	2,500,000	2,581,875
Diversified Financial Services - 0.2%
MU Finance PLC 8.375% 2/1/17 (d)	2,142,481	2,238,893
Electric Utilities - 0.2%
Energy Future Intermediate Holding Co. LLC/Energy Future Intermediate Holding Finance, Inc. 10.25% 12/1/20 (d)	1,985,000	2,091,694
Energy - 0.1%
Offshore Group Investment Ltd. 7.125% 4/1/23	1,650,000	1,678,875
Homebuilders/Real Estate - 0.2%
Realogy Corp. 7.625% 1/15/20 (d)	2,607,000	2,900,288
Publishing/Printing - 0.1%
McGraw-Hill Global Education Holdings LLC/McGraw-Hill Global Education Finance 9.75% 4/1/21 (d)	1,320,000	1,498,200
Telecommunications - 0.1%
Altice Financing SA 7.875% 12/15/19 (d)	725,000	792,063
Columbus International, Inc. 7.375% 3/30/21 (d)	1,225,000	1,260,219
		2,052,282
TOTAL NONCONVERTIBLE BONDS (Cost $15,655,392)		16,939,457
Common Stocks - 0.9%
	Shares
Chemicals - 0.5%
LyondellBasell Industries NV Class A	83,592	7,434,672
Publishing/Printing - 0.3%
Tribune Co. Class A (a)	56,422	4,494,012
Telecommunications - 0.1%
FairPoint Communications, Inc. (a)	51,778	704,181
TOTAL COMMON STOCKS (Cost $5,167,446)		12,632,865
Other - 0.0%
	Shares	Value
Other - 0.0%
Idearc, Inc. Claim (a)	2,903,495	$ 29
Tribune Co. Claim (a)	45,406	45,406
TOTAL OTHER (Cost $45,435)		45,435
Money Market Funds - 8.3%

Fidelity Cash Central Fund, 0.10% (b) (Cost $117,206,404)	117,206,404	117,206,404
TOTAL INVESTMENT PORTFOLIO - 104.4% (Cost $1,444,713,726)		1,472,404,111
NET OTHER ASSETS (LIABILITIES) - (4.4)%		(61,757,029)
NET ASSETS - 100%		$ 1,410,647,082
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(c) Non-income producing - Security is in default.

(d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $13,363,232 or 0.9% of net assets.

(e) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

(f) Remaining maturities of bank loan obligations may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty.

(g) Position or a portion of the position represents an unfunded loan commitment. At period end, the total principal amount and market value of unfunded commitments totaled $587,080 and $595,886, respectively. The coupon rate will be determined at time of settlement.

(h) The coupon rate will be determined upon settlement of the loan after period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 42,474
Other Information

The following is a summary of the inputs used, as of March 31, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 4,494,012	$ 4,494,012	$ -	$ -
Materials	7,434,672	7,434,672	-	-
Telecommunication Services	704,181	704,181	-	-
Bank Loan Obligations	1,325,579,950	-	1,285,352,891	40,227,059
Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities: - continued
Corporate Bonds	$ 16,939,457	$ -	$ 16,939,457	$ -
Other	45,435	-	-	45,435
Money Market Funds	117,206,404	117,206,404	-	-
Total Investments in Securities:	$ 1,472,404,111	$ 129,839,269	$ 1,302,292,348	$ 40,272,494
Valuation Inputs at Reporting Date:
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities:
Bank Loan Obligations
Beginning Balance	$ 53,848,444
Net Realized Gain (Loss) on Investment Securities	535,949
Net Unrealized Gain (Loss) on Investment Securities	(478,131)
Cost of Purchases	743,000
Proceeds of Sales	(21,468,098)
Amortization/Accretion	277,739
Transfers into Level 3	12,291,931
Transfers out of Level 3	(5,523,775)
Ending Balance	$ 40,227,059
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at March 31, 2014	$ (333,790)
Other Investments in Securities
Beginning Balance	$ 3,243,974
Net Realized Gain (Loss) on Investment Securities	12,381,615
Net Unrealized Gain (Loss) on Investment Securities	(2,002,691)
Cost of Purchases	-
Proceeds of Sales	(13,577,463)
Amortization/Accretion	-
Transfers into Level 3	-
Transfers out of Level 3	-
Ending Balance	$ 45,435
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at March 31, 2014	$ -

The information used in the above reconciliations represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers into Level 3 were attributable to a lack of observable market data resulting from decreases in market activity, decreases in liquidity, security restructurings or corporate actions. Transfers out of Level 3 were attributable to observable market data becoming available for those securities. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliations are included in Net Gain (Loss) on the Fund's Statement of Operations.

Distribution of investments by country or territory of incorporation, as a percentage of total net assets, is as follows (Unaudited):
United States of America	89.2%
Netherlands	2.7%
Australia	2.4%
Luxembourg	2.2%
Canada	1.0%
Others (Individually Less Than 1%)	2.5%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	March 31, 2014

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $1,327,507,322)	$ 1,355,197,707
Fidelity Central Funds (cost $117,206,404)	117,206,404
Total Investments (cost $1,444,713,726)		$ 1,472,404,111
Receivable for investments sold		28,631,667
Receivable for fund shares sold		245,413
Interest receivable		7,353,200
Distributions receivable from Fidelity Central Funds		8,160
Total assets		1,508,642,551

Liabilities
Payable to custodian bank	$ 3,851,821
Payable for investments purchased	92,157,039
Payable for fund shares redeemed	194,241
Distributions payable	1,789,376
Other payables and accrued expenses	2,992
Total liabilities		97,995,469

Net Assets		$ 1,410,647,082
Net Assets consist of:
Paid in capital		$ 1,382,956,697
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		27,690,385
Net Assets, for 13,001,290 shares outstanding		$ 1,410,647,082
Net Asset Value, offering price and redemption price per share ($1,410,647,082 ÷ 13,001,290 shares)		$ 108.50

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

	Six months ended March 31, 2014

Investment Income
Dividends		$ 522,083
Interest		36,835,747
Income from Fidelity Central Funds		42,474
Total income		37,400,304

Expenses
Custodian fees and expenses	$ 4,744
Independent directors' compensation	2,777
Total expenses before reductions	7,521
Expense reductions	(5,733)	1,788
Net investment income (loss)		37,398,516
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		16,657,687
Change in net unrealized appreciation (depreciation) on investment securities		6,878,844
Net gain (loss)		23,536,531
Net increase (decrease) in net assets resulting from operations		$ 60,935,047

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended March 31, 2014	Year ended September 30, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 37,398,516	$ 87,982,974
Net realized gain (loss)	16,657,687	33,491,063
Change in net unrealized appreciation (depreciation)	6,878,844	(20,151,181)
Net increase (decrease) in net assets resulting from operations	60,935,047	101,322,856
Distributions to partners from net investment income	(33,990,919)	(74,284,584)
Affiliated share transactions Proceeds from sales of shares	81,944,658	162,807,597
Reinvestment of distributions	22,652,610	48,879,555
Cost of shares redeemed	(63,517,856)	(482,226,653)
Net increase (decrease) in net assets resulting from share transactions	41,079,412	(270,539,501)
Total increase (decrease) in net assets	68,023,540	(243,501,229)

Net Assets
Beginning of period	1,342,623,542	1,586,124,771
End of period	$ 1,410,647,082	$ 1,342,623,542
Other Affiliated Information Shares
Sold	763,694	1,543,725
Issued in reinvestment of distributions	210,455	461,350
Redeemed	(592,293)	(4,558,996)
Net increase (decrease)	381,856	(2,553,921)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended March 31,	Years ended September 30,
	2014	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 106.39	$ 104.53	$ 95.32	$ 96.75	$ 90.83	$ 84.80
Income from Investment Operations
Net investment income (loss) D	2.922	6.526	6.830	6.265	5.664	5.517
Net realized and unrealized gain (loss)	1.845	.838	7.686	(3.149)	4.046	4.831
Total from investment operations	4.767	7.364	14.516	3.116	9.710	10.348
Distributions to partners from net investment income	(2.657)	(5.504)	(5.306)	(4.546)	(3.790)	(4.318)
Net asset value, end of period	$ 108.50	$ 106.39	$ 104.53	$ 95.32	$ 96.75	$ 90.83
Total Return B, C	4.53%	7.19%	15.56%	3.09%	10.88%	13.45%
Ratios to Average Net Assets E, H
Expenses before reductions G	-% A	-%	-%	-%	-%	-%
Expenses net of fee waivers, if any G	-% A	-%	-%	-%	-%	-%
Expenses net of all reductions G	-% A	-%	-%	-%	-%	-%
Net investment income (loss)	5.46% A	6.15%	6.79%	6.26%	6.02%	7.21%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,410,647	$ 1,342,624	$ 1,586,125	$ 2,786,638	$ 2,820,838	$ 2,967,766
Portfolio turnover rate F	70% A	90%	47% I	57%	40%	36%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DCalculated based on average shares outstanding during the period. EFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. FAmount does not include the portfolio activity of any underlying Fidelity Central Funds. GAmount represents less than .01%. HExpense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund. IPortfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended March 31, 2014

1. Organization.

Fidelity® Floating Rate Central Fund (the Fund) is a fund of Fidelity Central Investment Portfolios LLC (the LLC) and is authorized to issue an unlimited number of shares. The LLC is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware Limited Liability Company. Each fund in the LLC is a separate partnership for tax purposes. Shares of the Fund are only offered to other investment companies and accounts managed by Fidelity Management & Research Company (FMR), or its affiliates (the Investing Funds). The Board of Directors may permit the purchase of shares (for cash, securities or other consideration) and admit new Eligible Accredited Investors into each fund, in accordance with the Partnership Agreement.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the

Semiannual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Directors (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the FMR Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds and bank loan obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Independent prices obtained from a single source or broker are evaluated by management and may be categorized as Level 3 in the hierarchy. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Semiannual Report

3. Significant Accounting Policies - continued

Investment Valuation - continued

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including other Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of March 31, 2014, as well as a roll forward of Level 3 investments, is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Interest income and distributions from other Fidelity Central Funds are accrued as

Semiannual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured. The Fund earns certain fees in connection with its floating rate loan purchasing activities. These fees are in addition to interest payments earned and may include amendment fees, consent fees and prepayment fees. These fees are recorded as Interest in the accompanying financial statements.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Partners. No provision has been made for U.S. Federal income taxes because the Fund allocates, at least annually among its partners, each partner's share of the Fund's income and expenses and capital gains and losses as determined by income tax regulations for inclusion in each partner's tax return.

Distributions are declared daily and paid monthly from net investment income on a book basis, except for certain items such as market discount and term loan fee income which are deemed distributed based on allocations to the partners and are reclassified to paid in capital. Due to the Fund's partnership structure, paid in capital includes any accumulated net investment income/(loss) and net realized gain/(loss) on investments.

There are no unrecognized tax benefits in the accompanying financial statements in connection with the tax positions taken by the Fund; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Partners - continued

Gross unrealized appreciation	$ 39,276,729
Gross unrealized depreciation	(4,191,829)
Net unrealized appreciation (depreciation) on securities and other investments	$ 35,084,900

Tax Cost	$ 1,437,319,211

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Loans and Other Direct Debt Instruments. The Fund invests in direct debt instruments which are interests in amounts owed to lenders by corporate or other borrowers. These instruments may be in the form of loans, trade claims or other receivables and may include standby financing commitments such as revolving credit facilities that obligate the Fund to supply additional cash to the borrower on demand. Loans may be acquired through assignment or participation, or may be made directly to a borrower. The Fund may be contractually obligated to receive approval from the agent bank and/or borrower prior to the sale of these loans. The Fund also invests in unfunded loan commitments, which are contractual obligations for future funding. Information regarding unfunded commitments is included at the end of the Fund's Schedule of Investments.

4. Purchases and Sales of Investments.

Purchases and sales of securities (including principal repayments of bank loan obligations), other than short-term securities, aggregated $520,559,827 and $457,833,849, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. FMR Co., Inc. (the investment adviser), an affiliate of FMR, provides the Fund with investment management services. The Fund does not pay any fees for these services. Pursuant to the Fund's management contract with the investment adviser, FMR pays the investment adviser a portion of the management fees it receives from the Investing Funds. In addition, under an expense contract, FMR also pays all other expenses of the Fund, excluding custody fees, the compensation of the independent Directors, and certain exceptions such as interest expense.

Semiannual Report

Notes to Financial Statements - continued

6. Expense Reductions.

FMR has voluntarily agreed to reimburse a portion of the Fund's operating expenses. For the period, the reimbursement reduced the expenses by $2,777.

In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $2,956.

7. Other.

The Fund's organizational documents provide former and current directors and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds managed by FMR or its affiliates were the owners of record of all of the outstanding shares of the Fund.

Semiannual Report

Report of Independent Registered Public Accounting Firm

To the Directors of Fidelity Central Investment Portfolios LLC and Partners of Fidelity Floating Rate Central Fund:

We have audited the accompanying statement of assets and liabilities of Fidelity Floating Rate Central Fund (the Fund), a fund of Fidelity Central Investment Portfolios LLC, including the schedule of investments, as of March 31, 2014, and the related statement of operations for the six months then ended, the statements of changes in net assets for the six months ended March 31, 2014 and for the year ended September 30, 2013, and the financial highlights for the six months ended March 31, 2014 and for each of the five years in the period ended September 30, 2013. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of March 31, 2014, by correspondence with the custodians and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Floating Rate Central Fund as of March 31, 2014, the results of its operations for the six months then ended, the changes in its net assets for the six months ended March 31, 2014 and for the year ended September 30, 2013, and the financial highlights for the six months ended March 31, 2014 and for each of the five years in the period ended September 30, 2013, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts

May 16, 2014

Semiannual Report

Fidelity® International Equity
Central Fund

Semiannual Report

March 31, 2014

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2014 FMR LLC. All rights reserved.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

INTCEN-SANN-0514
1.859211.106

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2013 to March 31, 2014).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Semiannual Report

	Annualized Expense RatioB	Beginning Account Value October 1, 2013	Ending Account Value March 31, 2014	Expenses Paid During Period* October 1, 2013 to March 31, 2014
Actual	.0121%	$ 1,000.00	$ 1,074.80	$ .06
HypotheticalA		$ 1,000.00	$ 1,024.87	$ .06

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Geographic Diversification (% of fund's net assets)
As of March 31, 2014
United Kingdom 20.6%
Japan 14.9%
France 8.4%
Germany 7.3%
United States of America* 7.2%
Switzerland 6.2%
Australia 5.0%
Netherlands 4.0%
Belgium 3.1%
Other 23.3%

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.
* Includes Short-Term Investments and Net Other Assets (Liabilities).
As of September 30, 2013
United Kingdom 17.9%
Japan 17.6%
France 9.7%
Germany 7.4%
Australia 6.9%
Switzerland 6.3%
United States of America* 6.2%
Italy 3.7%
Netherlands 3.7%
Other 20.6%

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.
* Includes Short-Term Investments and Net Other Assets (Liabilities).
Asset Allocation as of March 31, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Stocks and Equity Futures	97.9	98.5
Short-Term Investments and Net Other Assets (Liabilities)	2.1	1.5
Top Ten Stocks as of March 31, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Roche Holding AG (participation certificate) (Switzerland, Pharmaceuticals)	2.1	2.2
Total SA (France, Oil, Gas & Consumable Fuels)	2.0	1.1
Standard Chartered PLC (United Kingdom) (United Kingdom, Banks)	1.6	1.6
KBC Groupe SA (Belgium, Banks)	1.5	1.3
GlaxoSmithKline PLC (United Kingdom, Pharmaceuticals)	1.4	1.4
Nestle SA (Switzerland, Food Products)	1.4	1.4
Bayer AG (Germany, Pharmaceuticals)	1.3	0.0
Siemens AG (Germany, Industrial Conglomerates)	1.2	1.2
Prudential PLC (United Kingdom, Insurance)	1.2	1.1
Commonwealth Bank of Australia (Australia, Banks)	1.2	0.0
	14.9
Market Sectors as of March 31, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	25.1	25.5
Industrials	12.1	12.2
Consumer Discretionary	11.2	11.4
Consumer Staples	11.0	11.2
Health Care	10.4	9.7
Materials	8.0	7.9
Energy	6.8	6.8
Telecommunication Services	5.1	5.4
Information Technology	4.5	4.4
Utilities	3.7	3.9

Semiannual Report

Investments March 31, 2014 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.7%
	Shares	Value
Australia - 5.0%
Australia & New Zealand Banking Group Ltd.	1,131,149	$ 34,680,852
BHP Billiton Ltd.	926,105	31,390,557
Commonwealth Bank of Australia	501,958	36,049,547
CSL Ltd.	231,446	14,930,569
Magellan Financial Group Ltd.	654,139	8,311,085
Westfield Group unit	1,702,788	16,186,447
Woodside Petroleum Ltd.	367,201	13,287,957
TOTAL AUSTRALIA		154,837,014
Austria - 1.3%
Andritz AG	154,400	9,541,069
Erste Group Bank AG	865,022	29,554,099
TOTAL AUSTRIA		39,095,168
Bailiwick of Jersey - 1.8%
Genel Energy PLC (a)	89,800	1,470,153
Informa PLC	1,022,168	9,006,208
Shire PLC sponsored ADR	105,400	15,655,062
UBM PLC	936,800	10,651,381
WPP PLC	824,300	16,999,247
TOTAL BAILIWICK OF JERSEY		53,782,051
Belgium - 3.1%
Anheuser-Busch InBev SA NV	317,016	33,386,643
Delhaize Group SA	117,300	8,572,792
KBC Ancora (a)(d)	122,100	4,686,360
KBC Groupe SA	730,096	44,909,718
Melexis NV	127,600	4,939,647
TOTAL BELGIUM		96,495,160
Bermuda - 0.9%
Cheung Kong Infrastructure Holdings Ltd.	834,000	5,322,375
Hongkong Land Holdings Ltd.	1,141,000	7,382,270
Kosmos Energy Ltd. (a)	66,900	735,900
Oriental Watch Holdings Ltd.	6,224,000	1,548,678
Vostok Nafta Investment Ltd. SDR (a)	1,546,679	12,067,934
TOTAL BERMUDA		27,057,157
Brazil - 0.3%
Fleury SA	521,100	4,427,857
Qualicorp SA (a)	564,800	5,712,719
TOTAL BRAZIL		10,140,576
Common Stocks - continued
	Shares	Value
British Virgin Islands - 0.4%
Luxoft Holding, Inc.	82,600	$ 2,896,782
Mail.Ru Group Ltd. GDR (Reg. S)	265,100	9,397,795
TOTAL BRITISH VIRGIN ISLANDS		12,294,577
Canada - 1.4%
First Quantum Minerals Ltd.	1,001,100	18,500,654
Imperial Oil Ltd.	234,600	10,924,657
Suncor Energy, Inc.	157,000	5,483,284
West Fraser Timber Co. Ltd.	207,700	9,487,879
TOTAL CANADA		44,396,474
Cayman Islands - 0.5%
Lifestyle International Holdings Ltd.	3,546,500	7,215,080
Value Partners Group Ltd.	14,638,000	8,850,928
TOTAL CAYMAN ISLANDS		16,066,008
China - 0.2%
Industrial & Commercial Bank of China Ltd. (H Shares)	10,188,000	6,265,295
Denmark - 0.4%
Pandora A/S	191,000	12,635,002
Finland - 1.3%
Amer Group PLC (A Shares)	482,900	10,258,420
Nokia Corp. (a)	175,900	1,294,170
Sampo Oyj (A Shares)	344,300	17,858,332
Tikkurila Oyj (d)	496,500	11,696,455
TOTAL FINLAND		41,107,377
France - 8.4%
Air Liquide SA	181,800	24,624,910
Atos Origin SA	80,447	7,273,629
Carrefour SA	273,356	10,580,265
Christian Dior SA	133,700	25,740,805
EDF SA	173,300	6,855,613
France Telecom SA	885,700	13,083,343
GDF Suez	523,300	14,317,556
Hermes International SCA	21,800	7,255,917
Ipsos SA	325,702	13,214,314
Kering SA	61,300	12,502,814
Parrot SA (a)	11,192	339,211
Remy Cointreau SA (d)	36,019	2,890,457
Renault SA	111,800	10,864,660
Sodexo SA	111,000	11,641,735
Common Stocks - continued
	Shares	Value
France - continued
Suez Environnement SA	288,721	$ 5,864,919
Tarkett SA (a)	200,006	7,099,243
Total SA (d)	403,400	26,553,642
Total SA sponsored ADR (d)	523,000	34,308,800
VINCI SA	320,494	23,802,805
TOTAL FRANCE		258,814,638
Germany - 6.1%
Bayer AG	287,200	38,846,005
Beiersdorf AG	138,500	13,508,960
Continental AG	45,200	10,828,715
Daimler AG (Germany)	155,967	14,737,792
Deutsche Boerse AG	121,700	9,685,718
Deutsche Telekom AG	1,087,600	17,646,938
E.ON AG	632,340	12,361,522
GEA Group AG	301,245	13,770,038
Infineon Technologies AG	644,200	7,687,370
SAP AG	137,543	11,156,887
Siemens AG	278,839	37,604,970
TOTAL GERMANY		187,834,915
Hong Kong - 1.1%
AIA Group Ltd.	4,505,400	21,375,455
Hysan Development Co. Ltd.	1,723,000	7,497,099
Wing Hang Bank Ltd.	226,877	3,597,740
TOTAL HONG KONG		32,470,294
India - 0.5%
Housing Development Finance Corp. Ltd.	547,667	8,066,031
Punjab National Bank	592,119	7,875,234
TOTAL INDIA		15,941,265
Indonesia - 0.7%
PT Bank Central Asia Tbk	4,954,600	4,653,341
PT Bank Rakyat Indonesia Tbk	7,661,900	6,513,979
PT Indocement Tunggal Prakarsa Tbk	4,551,100	9,423,158
TOTAL INDONESIA		20,590,478
Ireland - 2.3%
Actavis PLC (a)	41,200	8,481,020
C&C Group PLC	1,343,300	8,751,474
Greencore Group PLC	1,562,500	7,181,770
James Hardie Industries PLC CDI	1,046,121	13,902,574
Common Stocks - continued
	Shares	Value
Ireland - continued
Perrigo Co. PLC	88,400	$ 13,671,944
Ryanair Holdings PLC sponsored ADR (a)	301,600	17,737,096
TOTAL IRELAND		69,725,878
Israel - 0.4%
Bezeq The Israeli Telecommunication Corp. Ltd.	3,311,500	5,897,556
Kamada (a)	242,100	3,460,555
NICE Systems Ltd. sponsored ADR	47,700	2,130,282
TOTAL ISRAEL		11,488,393
Italy - 3.0%
Azimut Holding SpA	520,200	18,561,326
De Longhi SpA	406,000	9,144,978
Eni SpA	301,800	7,568,056
Moleskine SpA (d)	738,686	1,246,622
Pirelli & C. S.p.A.	469,100	7,367,314
Prada SpA	2,211,900	17,309,654
Prysmian SpA	748,000	18,610,509
Telecom Italia SpA (d)	9,308,700	11,002,378
TOTAL ITALY		90,810,837
Japan - 14.9%
ACOM Co. Ltd. (a)	2,169,900	6,937,625
AEON Mall Co. Ltd.	295,240	7,540,112
Ain Pharmaciez, Inc.	26,400	1,221,334
ASAHI INTECC Co. Ltd.	64,500	2,593,373
Astellas Pharma, Inc.	1,679,000	19,910,826
Coca-Cola Central Japan Co. Ltd.	179,000	4,491,692
Daikin Industries Ltd.	284,400	15,931,800
East Japan Railway Co.	177,200	13,058,016
Hirose Electric Co. Ltd.	40,700	5,591,493
Hitachi Ltd.	1,783,000	13,163,261
Honda Motor Co. Ltd.	569,800	20,049,357
INPEX Corp.	330,400	4,286,253
Japan Tobacco, Inc.	848,100	26,622,525
JSR Corp.	856,000	15,865,213
Kansai Electric Power Co., Inc. (a)	199,500	2,046,897
Keyence Corp.	19,100	7,877,605
Komatsu Ltd.	581,600	12,192,988
Kuraray Co. Ltd.	1,417,100	16,200,920
Lasertec Corp. (a)	220,000	2,476,772
Leopalace21 Corp. (a)	1,372,500	6,582,255
Mitsubishi Electric Corp.	1,411,000	15,885,113
Common Stocks - continued
	Shares	Value
Japan - continued
Murata Manufacturing Co. Ltd.	111,300	$ 10,497,558
Nippon Telegraph & Telephone Corp.	201,100	10,928,101
Nomura Holdings, Inc.	2,182,700	14,001,762
Nomura Real Estate Holdings, Inc.	375,400	7,165,024
NSK Ltd.	762,000	7,840,372
NTT Urban Development Co.	884,200	8,326,720
Omron Corp.	301,830	12,457,451
ORIX Corp.	2,214,600	31,175,834
Osaka Gas Co. Ltd.	1,091,000	4,132,936
Rakuten, Inc.	962,200	12,836,791
Seven & i Holdings Co., Ltd.	280,900	10,733,610
Ship Healthcare Holdings, Inc.	166,400	6,384,188
SoftBank Corp.	288,400	21,794,506
Sumitomo Realty & Development Co. Ltd.	407,000	15,938,516
Tokio Marine Holdings, Inc.	467,700	14,038,023
Tokyo Gas Co. Ltd.	1,140,000	5,787,531
Toshiba Plant Systems & Services Corp.	550,900	8,208,925
Totetsu Kogyo Co. Ltd.	436,900	8,097,560
Toyota Motor Corp.	456,200	25,726,872
Tsukui Corp.	226,600	2,208,590
TOTAL JAPAN		458,806,300
Korea (South) - 0.3%
Samchully Co. Ltd.	25,580	3,362,944
Samsung Electronics Co. Ltd.	3,721	4,692,742
TOTAL KOREA (SOUTH)		8,055,686
Luxembourg - 0.5%
Eurofins Scientific SA	38,200	11,433,049
Subsea 7 SA	142,200	2,643,184
TOTAL LUXEMBOURG		14,076,233
Netherlands - 4.0%
AerCap Holdings NV (a)	359,600	15,171,524
Airbus Group NV	285,700	20,462,984
ASML Holding NV (Netherlands)	148,411	13,814,605
Delta Lloyd NV	896,663	24,860,167
Exact Holdings NV	117,900	4,478,868
Koninklijke Philips Electronics NV	795,000	27,967,432
Royal DSM NV	223,000	15,303,963
TOTAL NETHERLANDS		122,059,543
Common Stocks - continued
	Shares	Value
New Zealand - 0.3%
A2 Corp. Ltd. (a)	4,088,607	$ 3,228,951
Telecom Corp. of New Zealand Ltd.	2,766,240	5,857,663
TOTAL NEW ZEALAND		9,086,614
Norway - 0.5%
Statoil ASA	204,700	5,775,554
Telenor ASA	387,600	8,589,886
TOTAL NORWAY		14,365,440
Portugal - 0.3%
Energias de Portugal SA	1,547,677	7,187,502
Galp Energia SGPS SA Class B	185,821	3,208,914
TOTAL PORTUGAL		10,396,416
South Africa - 0.2%
Metair Investment Ltd.	1,806,575	7,344,359
Spain - 1.8%
Criteria CaixaCorp SA	3,323,863	21,384,490
Gas Natural SDG SA	281,200	7,906,736
Grifols SA ADR	281,387	11,621,283
Iberdrola SA	1,920,970	13,433,250
TOTAL SPAIN		54,345,759
Sweden - 2.6%
East Capital Explorer AB (a)	1,172,158	9,145,741
Nordea Bank AB	2,525,400	35,819,063
Orexo AB (a)(d)	226,400	4,591,104
Svenska Cellulosa AB (SCA) (B Shares)	417,400	12,285,385
Svenska Handelsbanken AB (A Shares) (d)	291,000	14,603,279
Telefonaktiebolaget LM Ericsson (B Shares)	326,999	4,361,297
TOTAL SWEDEN		80,805,869
Switzerland - 6.2%
Compagnie Financiere Richemont SA Series A	211,410	20,183,252
Dufry AG (a)	53,550	9,207,172
Nestle SA	520,448	39,173,943
Nestle SA sponsored ADR	40,700	3,061,454
Roche Holding AG (participation certificate)	213,232	64,132,458
Syngenta AG (Switzerland)	61,423	23,317,725
UBS AG	1,455,356	30,116,201
TOTAL SWITZERLAND		189,192,205
Common Stocks - continued
	Shares	Value
Taiwan - 0.1%
Taiwan Semiconductor Manufacturing Co. Ltd.	699,000	$ 2,750,246
Thailand - 0.2%
Kasikornbank PCL (For. Reg.)	1,314,300	7,495,237
United Kingdom - 20.6%
Aberdeen Asset Management PLC	2,192,200	14,264,397
AMEC PLC	346,902	6,488,949
Barclays PLC	3,622,164	14,095,592
BG Group PLC	1,394,516	25,980,393
BHP Billiton PLC	458,736	14,165,161
BP PLC	2,627,137	21,109,189
Brit PLC (a)	2,552,200	9,892,643
British American Tobacco PLC (United Kingdom)	486,700	27,150,919
Britvic PLC	542,400	6,709,625
BT Group PLC	3,108,500	19,769,227
Bunzl PLC	521,296	13,870,495
Burberry Group PLC	306,700	7,132,843
Diageo PLC	107,948	3,352,768
GlaxoSmithKline PLC	1,585,300	42,272,546
Hikma Pharmaceuticals PLC	411,823	11,403,940
Meggitt PLC	2,450,442	19,605,136
Michael Page International PLC	1,417,100	11,595,240
Mondi PLC	955,700	16,713,667
National Grid PLC	1,167,900	16,048,811
Prudential PLC	1,727,122	36,570,870
Reckitt Benckiser Group PLC	282,217	22,993,241
Rio Tinto PLC	453,400	25,285,102
Rolls-Royce Group PLC	1,440,670	25,795,472
Royal & Sun Alliance Insurance Group PLC	8,585,000	12,816,828
Royal & Sun Alliance Insurance Group PLC rights 4/19/14 (a)	3,219,375	1,798,006
Royal Dutch Shell PLC Class A (United Kingdom)	759,268	27,741,978
SABMiller PLC	164,300	8,203,687
Scottish & Southern Energy PLC	359,900	8,814,107
St. James's Place Capital PLC	1,627,200	22,380,488
St. Modwen Properties PLC	2,251,800	15,016,353
Standard Chartered PLC:
(Hong Kong)	463,200	9,680,232
(United Kingdom)	2,353,995	49,193,141
The Weir Group PLC	242,530	10,253,907
Unilever PLC	173,899	7,437,591
Common Stocks - continued
	Shares	Value
United Kingdom - continued
Unite Group PLC	1,836,557	$ 13,288,281
Vodafone Group PLC	9,478,828	34,856,716
TOTAL UNITED KINGDOM		633,747,541
United States of America - 5.1%
AbbVie, Inc.	430,100	22,107,140
Accuray, Inc. (a)(d)	1,454,400	13,962,240
Anadarko Petroleum Corp.	50,600	4,288,856
Cobalt International Energy, Inc. (a)	39,500	723,640
Coca-Cola Enterprises, Inc.	283,000	13,516,080
Constellation Brands, Inc. Class A (sub. vtg.) (a)	162,100	13,773,637
Facebook, Inc. Class A (a)	111,900	6,740,856
FMC Technologies, Inc. (a)	76,700	4,010,643
InvenSense, Inc. (a)	269,400	6,376,698
Lorillard, Inc.	152,900	8,268,832
Mondelez International, Inc.	465,400	16,079,570
Monster Beverage Corp. (a)	188,000	13,056,600
Oceaneering International, Inc.	58,400	4,196,624
Reynolds American, Inc.	122,500	6,543,950
United Technologies Corp.	149,700	17,490,948
Verizon Communications, Inc.	100,227	4,778,823
TOTAL UNITED STATES OF AMERICA		155,915,137
TOTAL COMMON STOCKS (Cost $2,520,363,166)		2,970,291,142
Nonconvertible Preferred Stocks - 1.2%

Germany - 1.2%
Porsche Automobil Holding SE (Germany)	111,600	11,458,670
Volkswagen AG	94,400	24,462,435
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $28,249,801)		35,921,105
Government Obligations - 0.1%
Principal Amount
United States of America - 0.1%
U.S. Treasury Bills, yield at date of purchase 0.03% to 0.06% 4/3/14 to 5/29/14 (Cost $3,204,909)	$ 3,205,000	3,204,951
Money Market Funds - 4.5%
	Shares	Value
Fidelity Cash Central Fund, 0.10% (b)	68,802,154	$ 68,802,154
Fidelity Securities Lending Cash Central Fund, 0.09% (b)(c)	70,792,748	70,792,748
TOTAL MONEY MARKET FUNDS (Cost $139,594,902)		139,594,902
TOTAL INVESTMENT PORTFOLIO - 102.5% (Cost $2,691,412,778)		3,149,012,100
NET OTHER ASSETS (LIABILITIES) - (2.5)%		(75,538,817)
NET ASSETS - 100%		$ 3,073,473,283
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 44,578
Fidelity Securities Lending Cash Central Fund	675,743
Total	$ 720,321
Other Information
Categorizations in the Schedule of Investments are based on country or territory of incorporation.

The following is a summary of the inputs used, as of March 31, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 347,324,465	$ 301,548,236	$ 45,776,229	$ -
Consumer Staples	332,777,755	222,275,891	110,501,864	-
Energy	210,786,626	122,038,207	88,748,419	-
Financials	768,755,670	651,330,951	113,826,979	3,597,740
Health Care	317,806,468	211,401,464	106,405,004	-
Industrials	372,840,264	295,074,874	77,765,390	-
Information Technology	142,395,225	109,018,020	33,377,205	-
Materials	245,877,938	142,296,235	103,581,703	-
Telecommunication Services	154,205,137	46,918,434	107,286,703	-
Utilities	113,442,699	97,393,888	16,048,811	-
Government Obligations	3,204,951	-	3,204,951	-
Money Market Funds	139,594,902	139,594,902	-	-
Total Investments in Securities:	$ 3,149,012,100	$ 2,338,891,102	$ 806,523,258	$ 3,597,740

The following is a summary of transfers between Level 1 and Level 2 for the period ended March 31, 2014. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed in the accompanying Notes to Financial Statements:

Transfers	Total
Level 1 to Level 2	$ 58,413,828
Level 2 to Level 1	$ 344,326,975

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	March 31, 2014 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $68,094,884) - See accompanying schedule: Unaffiliated issuers (cost $2,551,817,876)	$ 3,009,417,198
Fidelity Central Funds (cost $139,594,902)	139,594,902
Total Investments (cost $2,691,412,778)		$ 3,149,012,100
Cash		5
Foreign currency held at value (cost $2,784,568)		2,783,835
Receivable for investments sold		11,761,661
Receivable for fund shares sold		1,361,753
Dividends receivable		17,538,316
Distributions receivable from Fidelity Central Funds		254,651
Total assets		3,182,712,321

Liabilities
Payable for investments purchased	$ 36,608,201
Payable for fund shares redeemed	1,215,518
Other payables and accrued expenses	622,571
Collateral on securities loaned, at value	70,792,748
Total liabilities		109,239,038

Net Assets		$ 3,073,473,283
Net Assets consist of:
Paid in capital		$ 2,616,125,407
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		457,347,876
Net Assets, for 37,234,218 shares outstanding		$ 3,073,473,283
Net Asset Value, offering price and redemption price per share ($3,073,473,283 ÷ 37,234,218 shares)		$ 82.54

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

	Six months ended March 31, 2014 (Unaudited)

Investment Income
Dividends		$ 31,591,226
Special dividends		25,072,730
Interest		524
Income from Fidelity Central Funds		720,321
Income before foreign taxes withheld		57,384,801
Less foreign taxes withheld		(2,223,225)
Total income		55,161,576

Expenses
Custodian fees and expenses	$ 175,752
Independent directors' compensation	5,708
Total expenses before reductions	181,460
Expense reductions	(5,708)	175,752
Net investment income (loss)		54,985,824
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	56,763,016
Foreign currency transactions	107,481
Futures contracts	(1,869,682)
Total net realized gain (loss)		55,000,815
Change in net unrealized appreciation (depreciation) on: Investment securities (net of increase in deferred foreign taxes of $511,776)	93,176,558
Assets and liabilities in foreign currencies	(22,651)
Futures contracts	23,594
Total change in net unrealized appreciation (depreciation)		93,177,501
Net gain (loss)		148,178,316
Net increase (decrease) in net assets resulting from operations		$ 203,164,140

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended March 31, 2014 (Unaudited)	Year ended September 30, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 54,985,824	$ 52,053,832
Net realized gain (loss)	55,000,815	88,321,006
Change in net unrealized appreciation (depreciation)	93,177,501	259,382,420
Net increase (decrease) in net assets resulting from operations	203,164,140	399,757,258
Distributions to partners from net investment income	(48,928,005)	(47,443,418)
Affiliated share transactions Proceeds from sales of shares	325,999,103	979,019,652
Reinvestment of distributions	48,927,727	47,443,024
Cost of shares redeemed	(51,567,321)	(131,854,409)
Net increase (decrease) in net assets resulting from share transactions	323,359,509	894,608,267
Total increase (decrease) in net assets	477,595,644	1,246,922,107

Net Assets
Beginning of period	2,595,877,639	1,348,955,532
End of period	$ 3,073,473,283	$ 2,595,877,639
Other Affiliated Information Shares
Sold	4,018,458	13,895,475
Issued in reinvestment of distributions	599,896	652,085
Redeemed	(640,803)	(1,855,318)
Net increase (decrease)	3,977,551	12,692,242

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended March 31, 2014	Years ended September 30,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 78.06	$ 65.60	$ 57.85	$ 66.23	$ 65.05	$ 67.12
Income from Investment Operations
Net investment income (loss) D	1.54 G	2.04	2.08	2.18	1.64	1.66
Net realized and unrealized gain (loss)	4.28	12.32	7.65	(8.56)	.99	(2.15)
Total from investment operations	5.82	14.36	9.73	(6.38)	2.63	(.49)
Distributions to partners from net investment income	(1.34)	(1.90)	(1.98)	(2.00)	(1.45)	(1.58)
Net asset value, end of period	$ 82.54	$ 78.06	$ 65.60	$ 57.85	$ 66.23	$ 65.05
Total Return B, C	7.48%	22.15%	17.06%	(10.20)%	4.21%	(.12)%
Ratios to Average Net Assets E, H
Expenses before reductions	.01% A	.01%	.02%	.02%	.03%	.03%
Expenses net of fee waivers, if any	.01% A	.01%	.02%	.02%	.03%	.03%
Expenses net of all reductions	.01% A	.01%	.02%	.02%	.03%	.03%
Net investment income (loss)	3.80% A, G	2.83%	3.32%	3.10%	2.57%	3.13%
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,073,473	$ 2,595,878	$ 1,348,956	$ 1,484,633	$ 1,681,422	$ 641,051
Portfolio turnover rate F	72% A	69%	82%	117%	90%	96%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DCalculated based on average shares outstanding during the period. EFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. FAmount does not include the portfolio activity of any underlying Fidelity Central Funds. GInvestment income per share reflects a large, non-recurring dividend which amounted to $.70 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 2.07%. HExpense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended March 31, 2014 (Unaudited)

1. Organization.

Fidelity® International Equity Central Fund (the Fund) is a fund of Fidelity Central Investment Portfolios LLC (the LLC) and is authorized to issue an unlimited number of shares. The LLC is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware Limited Liability Company. Each fund in the LLC is a separate partnership for tax purposes. Shares of the Fund are only offered to other investment companies and accounts managed by Fidelity Management & Research Company (FMR), or its affiliates (the Investing Funds). The Board of Directors may permit the purchase of shares (for cash, securities or other consideration) and admit new Eligible Accredited Investors into each fund, in accordance with the Partnership Agreement.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the

Semiannual Report

3. Significant Accounting Policies - continued

date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Directors (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the FMR Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Investment Valuation - continued

limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of March 31, 2014, including information on transfers between Levels 1 and 2 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior

Semiannual Report

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Large, non-recurring dividends recognized by the Fund are presented separately on the Statement of Operations as "Special Dividends" and the impact of these dividends is presented in the Financial Highlights. Interest income and distributions from other Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Partners. No provision has been made for U.S. Federal income taxes because the Fund allocates, at least annually among its partners, each partner's share of the Fund's income and expenses and capital gains and losses as determined by income tax regulations for inclusion in each partner's tax return. The Fund is subject to a tax imposed on capital gains by certain countries in which it invests. An estimated deferred tax liability for net unrealized appreciation on the applicable securities is included in Other payables and accrued expenses on the Statement of Assets & Liabilities.

Distributions are recorded on the ex-dividend date and are paid from net investment income on a book basis. Due to the Fund's partnership structure, paid in capital includes any accumulated net investment income/(loss) and net realized gain/(loss) on investments.

There are no unrecognized tax benefits in the accompanying financial statements in connection with the tax positions taken by the Fund; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. The federal

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Partners - continued

tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 496,081,952
Gross unrealized depreciation	(58,969,963)
Net unrealized appreciation (depreciation) on securities and other investments	$ 437,111,989

Tax Cost	$ 2,711,900,111

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk

Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Semiannual Report

4. Derivative Instruments - continued

Risk Exposures and the Use of Derivative Instruments - continued

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin for derivative instruments in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts." The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end.

During the period the Fund recognized net realized gain (loss) of $(1,869,682)and a change in net unrealized appreciation (depreciation) of $23,594 related to its investment in futures contracts. These amounts are included in the Statement of Operations.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $1,315,066,158 and $1,013,926,107, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. FMR Co., Inc.( the investment adviser), an affiliate of FMR, provides the Fund with investment management services. The Fund does not pay any fees for these services. Pursuant to the Fund's management contract with the investment adviser, FMR pays the investment adviser a portion of the management fees it receives from the Investing Funds. In addition, under an expense contract, FMR also pays all other expenses of the Fund, excluding custody fees, the compensation of the independent Directors, and certain exceptions such as interest expense.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

6. Fees and Other Transactions with Affiliates - continued

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $2,179 for the period.

Other. During the period, the investment adviser reimbursed the Fund for certain losses in the amount of $13,187.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $675,743. During the period, there were no securities loaned to FCM.

8. Expense Reductions.

FMR has voluntarily agreed to reimburse a portion of the Fund's operating expenses. For the period, the reimbursement reduced the expenses by $5,708.

Semiannual Report

9. Other.

The Fund's organizational documents provide former and current directors and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds managed by FMR or its affiliates were the owners of record of all of the outstanding shares of the Fund.

Semiannual Report

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Not applicable.

(b) Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Central Investment Portfolios LLC's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Central Investment Portfolios LLC's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Central Investment Portfolios LLC

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	May 23, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	May 23, 2014
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	May 23, 2014